(Dow Jones Target Date Funds �� Retail) | (Wells Fargo Advantage Dow Jones Target Today Fund)
Investment Objective
The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target Today IndexSM.
Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds��. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 45 and 47 of the Prospectus and "Additional Purchase and Redemption Information" on page 52 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Dow Jones Target Date Funds �� Retail) (Wells Fargo Advantage Dow Jones Target Today Fund)	Class A		Class B	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none	[1]	5.00%	1.00%
[1]	Investments of $1 million or more are not subject to a front-end sales charge but will be subject to a deferred sales charge of 1.00% if redeemed within 18 months.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Dow Jones Target Date Funds �� Retail) (Wells Fargo Advantage Dow Jones Target Today Fund)		Class A	Class B	Class C
Management Fees		0.24%	0.24%	0.24%
Distribution (12b-1) Fees		none	0.75%	0.75%
Other Expenses		0.58%	0.58%	0.58%
Acquired Fund Fees and Expenses		0.25%	0.25%	0.25%
Total Annual Fund Operating Expenses		1.07%	1.82%	1.82%
Fee Waiver		0.11%	0.11%	0.11%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.96%	1.71%	1.71%
[1]	The Adviser has committed through June 30, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, including the underlying master portfolios' fees and expenses, and excluding certain other expenses at the amounts shown above. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Dow Jones Target Today Fund) (Dow Jones Target Date Funds �� Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	667	885	1,121	1,796
Class B	674	862	1,175	1,839
Class C	274	562	975	2,128

Expense Example, No Redemption (Wells Fargo Advantage Dow Jones Target Today Fund) (Dow Jones Target Date Funds �� Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class B	174	562	975	1,839
Class C	174	562	975	2,128

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 46% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target Today IndexSM.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target Today IndexSM. Similar to the methodology of the index, the Fund's investment strategy is to maintain a relatively fixed level of potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. The Wells Fargo Advantage Dow Jones Target Today Fund is the most conservative Fund within the Wells Fargo Advantage Dow Jones Target Date Funds series. Within the series, each Fund's target year serves as a guide to the relative market risk exposure of the Fund's allocation of assets among equity, fixed income and money market instruments asset classes, and your decision to invest in this or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "Today" designation in the Fund's name corresponds to the naming convention of the Dow Jones Target Today IndexSM, an index designed to represent the targeted level of relative market risk exposure 10 years past a dated Fund's targeted year. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time. In addition, there is no guarantee that an investor's investment in the Fund will provide income adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target Today IndexSM by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target Today IndexSM, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target Today IndexSM. As of February 29, 2012, the Dow Jones Target Today IndexSM included equity, fixed income and money market securities in the weights of 16%, 79% and 5%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)

Highest Quarter:   2nd Quarter 2003   +7.24%

Lowest Quarter:    3rd Quarter 2002   -4.40%

Year-to-date total return as of 3/31/2012 is +1.79%

Average Annual Total Returns for the periods ended 12/31/2011 (Returns reflect applicable sales charges)
Average Annual Total Returns (Wells Fargo Advantage Dow Jones Target Today Fund) (Dow Jones Target Date Funds �� Retail)	Inception Date of Share Class	1 Year	5 Years	10 Years
Class A	Mar 1, 1994	(1.79%)	3.22%	3.54%
Class A (after taxes on distributions)	Mar 1, 1994	(2.58%)	2.19%	2.55%
Class A (after taxes on distributions and the sale of Fund Shares)	Mar 1, 1994	(1.10%)	2.16%	2.51%
Class B	Aug 1, 1998	(1.47%)	3.34%	3.65%
Class C	Dec 1, 1998	2.50%	3.69%	3.42%
Dow Jones Global Target Today Index (reflects no deduction for fees, expenses, or taxes)		5.26%	5.50%	6.37%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		7.84%	6.50%	5.78%
Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)		1.03%	(0.01%)	3.51%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.

(Dow Jones Target Date Funds �� Retail) | (Wells Fargo Advantage Dow Jones Target 2010 Fund)
Investment Objective
The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2010 IndexSM.
Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds��. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 45 and 47 of the Prospectus and "Additional Purchase and Redemption Information" on page 52 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Dow Jones Target Date Funds �� Retail) (Wells Fargo Advantage Dow Jones Target 2010 Fund)	Class A		Class B	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none	[1]	5.00%	1.00%
[1]	Investments of $1 million or more are not subject to a front-end sales charge but will be subject to a deferred sales charge of 1.00% if redeemed within 18 months.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Dow Jones Target Date Funds �� Retail) (Wells Fargo Advantage Dow Jones Target 2010 Fund)		Class A	Class B	Class C
Management Fees		0.24%	0.24%	0.24%
Distribution (12b-1) Fees		none	0.75%	0.75%
Other Expenses		0.58%	0.58%	0.58%
Acquired Fund Fees and Expenses		0.26%	0.26%	0.26%
Total Annual Fund Operating Expenses		1.08%	1.83%	1.83%
Fee Waiver		0.09%	0.09%	0.09%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.99%	1.74%	1.74%
[1]	The Adviser has committed through June 30, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, including the underlying master portfolios' fees and expenses, and excluding certain other expenses at the amounts shown above. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Dow Jones Target 2010 Fund) (Dow Jones Target Date Funds �� Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	670	890	1,128	1,809
Class B	677	867	1,182	1,852
Class C	277	567	982	2,141

Expense Example, No Redemption (Wells Fargo Advantage Dow Jones Target 2010 Fund) (Dow Jones Target Date Funds �� Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class B	177	567	982	1,852
Class C	177	567	982	2,141

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 43% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2010 IndexSM.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2010 IndexSM. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2010 IndexSM. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2010 IndexSM by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2010 IndexSM, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2010 IndexSM. As the Fund has now reached its target year, its risk exposure approaches 27% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 29, 2012, the Dow Jones Target 2010 IndexSM included equity, fixed income and money market securities in the weights of 22%, 74% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)

Highest Quarter:   2nd Quarter 2003   +9.19%

Lowest Quarter:    3rd Quarter 2002   -8.62%

Year-to-date total return as of 3/31/2012 is +2.48%

Average Annual Total Returns for the periods ended 12/31/2011 (Returns reflect applicable sales charges)
Average Annual Total Returns (Wells Fargo Advantage Dow Jones Target 2010 Fund) (Dow Jones Target Date Funds �� Retail)	Inception Date of Share Class	1 Year	5 Years	10 Years
Class A	Mar 1, 1994	(2.43%)	2.40%	3.32%
Class A (after taxes on distributions)	Mar 1, 1994	(2.96%)	1.48%	2.48%
Class A (after taxes on distributions and the sale of Fund Shares)	Mar 1, 1994	(1.48%)	1.54%	2.43%
Class B	Mar 1, 1997	(2.27%)	2.47%	3.43%
Class C	Dec 1, 1998	1.75%	2.83%	3.19%
Dow Jones Global Target 2010 Index (reflects no deduction for fees, expenses, or taxes)		4.49%	4.68%	6.37%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		7.84%	6.50%	5.78%
Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)		1.03%	(0.01%)	3.51%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.

(Dow Jones Target Date Funds �� Retail) | (Wells Fargo Advantage Dow Jones Target 2020 Fund)
Investment Objective
The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2020 IndexSM.
Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds��. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 45 and 47 of the Prospectus and "Additional Purchase and Redemption Information" on page 52 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Dow Jones Target Date Funds �� Retail) (Wells Fargo Advantage Dow Jones Target 2020 Fund)	Class A		Class B	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none	[1]	5.00%	1.00%
[1]	Investments of $1 million or more are not subject to a front-end sales charge but will be subject to a deferred sales charge of 1.00% if redeemed within 18 months.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Dow Jones Target Date Funds �� Retail) (Wells Fargo Advantage Dow Jones Target 2020 Fund)		Class A	Class B	Class C
Management Fees		0.22%	0.22%	0.22%
Distribution (12b-1) Fees		none	0.75%	0.75%
Other Expenses		0.57%	0.57%	0.57%
Acquired Fund Fees and Expenses		0.26%	0.26%	0.26%
Total Annual Fund Operating Expenses		1.05%	1.80%	1.80%
Fee Waiver		0.04%	0.04%	0.04%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.01%	1.76%	1.76%
[1]	The Adviser has committed through June 30, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, including the underlying master portfolios' fees and expenses, and excluding certain other expenses at the amounts shown above. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Dow Jones Target 2020 Fund) (Dow Jones Target Date Funds �� Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	672	886	1,117	1,780
Class B	679	863	1,171	1,823
Class C	279	563	971	2,113

Expense Example, No Redemption (Wells Fargo Advantage Dow Jones Target 2020 Fund) (Dow Jones Target Date Funds �� Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class B	179	563	971	1,823
Class C	179	563	971	2,113

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 35% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2020 IndexSM.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2020 IndexSM. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2020 IndexSM. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2020 IndexSM by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2020 IndexSM, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2020 IndexSM. By the time the Fund reaches its target year in 2020, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 29, 2012, the Dow Jones Target 2020 IndexSM included equity, fixed income and money market securities in the weights of 44%, 52% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)

Highest Quarter:   2nd Quarter 2009   +12.41%

Lowest Quarter:    3rd Quarter 2002   -11.79%

Year-to-date total return as of 3/31/2012 is +5.16%

Average Annual Total Returns for the periods ended 12/31/2011 (Returns reflect applicable sales charges)
Average Annual Total Returns (Wells Fargo Advantage Dow Jones Target 2020 Fund) (Dow Jones Target Date Funds �� Retail)	Inception Date of Share Class	1 Year	5 Years	10 Years
Class A	Mar 1, 1994	(4.61%)	0.95%	3.03%
Class A (after taxes on distributions)	Mar 1, 1994	(5.09%)	0.19%	2.34%
Class A (after taxes on distributions and the sale of Fund Shares)	Mar 1, 1994	(2.85%)	0.44%	2.32%
Class B	Mar 1, 1997	(4.59%)	1.01%	3.13%
Class C	Dec 1, 1998	(0.57%)	1.40%	2.90%
Dow Jones Global Target 2020 Index (reflects no deduction for fees, expenses, or taxes)		2.01%	3.10%	6.39%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		7.84%	6.50%	5.78%
Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)		1.03%	(0.01%)	3.51%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.

(Dow Jones Target Date Funds �� Retail) | (Wells Fargo Advantage Dow Jones Target 2030 Fund)
Investment Objective
The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2030 IndexSM.
Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds��. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 45 and 47 of the Prospectus and "Additional Purchase and Redemption Information" on page 52 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Dow Jones Target Date Funds �� Retail) (Wells Fargo Advantage Dow Jones Target 2030 Fund)	Class A		Class B	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none	[1]	5.00%	1.00%
[1]	Investments of $1 million or more are not subject to a front-end sales charge but will be subject to a deferred sales charge of 1.00% if redeemed within 18 months.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Dow Jones Target Date Funds �� Retail) (Wells Fargo Advantage Dow Jones Target 2030 Fund)		Class A	Class B	Class C
Management Fees		0.23%	0.23%	0.23%
Distribution (12b-1) Fees		none	0.75%	0.75%
Other Expenses		0.57%	0.57%	0.57%
Acquired Fund Fees and Expenses		0.27%	0.27%	0.27%
Total Annual Fund Operating Expenses		1.07%	1.82%	1.82%
Fee Waiver		0.05%	0.05%	0.05%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.02%	1.77%	1.77%
[1]	The Adviser has committed through June 30, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, including the underlying master portfolios' fees and expenses, and excluding certain other expenses at the amounts shown above. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Dow Jones Target 2030 Fund) (Dow Jones Target Date Funds �� Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	673	891	1,127	1,801
Class B	680	868	1,181	1,844
Class C	280	568	981	2,133

Expense Example, No Redemption (Wells Fargo Advantage Dow Jones Target 2030 Fund) (Dow Jones Target Date Funds �� Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class B	180	568	981	1,844
Class C	180	568	981	2,133

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 26% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2030 IndexSM.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2030 IndexSM. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2030 IndexSM. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2030 IndexSM by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2030 IndexSM, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2030 IndexSM. By the time the Fund reaches its target year in 2030, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 29, 2012, the Dow Jones Target 2030 IndexSM included equity, fixed income and money market securities in the weights of 70%, 26% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)

Highest Quarter:   2nd Quarter 2009   +17.61%

Lowest Quarter:    4th Quarter 2008   -17.43%

Year-to-date total return as of 3/31/2012 is +8.40%

Average Annual Total Returns for the periods ended 12/31/2011 (Returns reflect applicable sales charges)
Average Annual Total Returns (Wells Fargo Advantage Dow Jones Target 2030 Fund) (Dow Jones Target Date Funds �� Retail)	Inception Date of Share Class	1 Year	5 Years	10 Years
Class A	Mar 1, 1994	(7.51%)	(0.27%)	2.80%
Class A (after taxes on distributions)	Mar 1, 1994	(8.09%)	(0.89%)	2.07%
Class A (after taxes on distributions and the sale of Fund Shares)	Mar 1, 1994	(4.59%)	(0.48%)	2.14%
Class B	Mar 1, 1997	(7.63%)	(0.23%)	2.91%
Class C	Dec 1, 1998	(3.61%)	0.17%	2.68%
Dow Jones Global Target 2030 Index (reflects no deduction for fees, expenses, or taxes)		(1.20%)	1.75%	6.37%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		7.84%	6.50%	5.78%
Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)		1.03%	(0.01%)	3.51%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.

(Dow Jones Target Date Funds �� Retail) | (Wells Fargo Advantage Dow Jones Target 2040 Fund)
Investment Objective
The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2040 IndexSM.
Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds��. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 45 and 47 of the Prospectus and "Additional Purchase and Redemption Information" on page 52 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Dow Jones Target Date Funds �� Retail) (Wells Fargo Advantage Dow Jones Target 2040 Fund)	Class A		Class B	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none	[1]	5.00%	1.00%
[1]	Investments of $1 million or more are not subject to a front-end sales charge but will be subject to a deferred sales charge of 1.00% if redeemed within 18 months.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Dow Jones Target Date Funds �� Retail) (Wells Fargo Advantage Dow Jones Target 2040 Fund)		Class A	Class B	Class C
Management Fees		0.24%	0.24%	0.24%
Distribution (12b-1) Fees		none	0.75%	0.75%
Other Expenses		0.57%	0.57%	0.57%
Acquired Fund Fees and Expenses		0.27%	0.27%	0.27%
Total Annual Fund Operating Expenses		1.08%	1.83%	1.83%
Fee Waiver		0.05%	0.05%	0.05%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.03%	1.78%	1.78%
[1]	The Adviser has committed through June 30, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, including the underlying master portfolios' fees and expenses, and excluding certain other expenses at the amounts shown above. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Dow Jones Target 2040 Fund) (Dow Jones Target Date Funds �� Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	674	894	1,132	1,812
Class B	681	871	1,186	1,855
Class C	281	571	986	2,144

Expense Example, No Redemption (Wells Fargo Advantage Dow Jones Target 2040 Fund) (Dow Jones Target Date Funds �� Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class B	181	571	986	1,855
Class C	181	571	986	2,144

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 20% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2040 IndexSM.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2040 IndexSM. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2040 IndexSM. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2040 IndexSM by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2040 IndexSM, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2040 IndexSM. By the time the Fund reaches its target year in 2040, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 29, 2012, the Dow Jones Target 2040 IndexSM included equity, fixed income and money market securities in the weights of 87%, 9% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)

Highest Quarter:   2nd Quarter 2009   +20.62%

Lowest Quarter:    4th Quarter 2008   -20.87%

Year-to-date total return as of 3/31/2012 is +10.63%

Average Annual Total Returns for the periods ended 12/31/2011 (Returns reflect applicable sales charges)
Average Annual Total Returns (Wells Fargo Advantage Dow Jones Target 2040 Fund) (Dow Jones Target Date Funds �� Retail)	Inception Date of Share Class	1 Year	5 Years	10 Years
Class A	Mar 1, 1994	(9.69%)	(1.01%)	2.69%
Class A (after taxes on distributions)	Mar 1, 1994	(10.22%)	(1.70%)	2.12%
Class A (after taxes on distributions and the sale of Fund Shares)	Mar 1, 1994	(5.93%)	(1.10%)	2.14%
Class B	Mar 1, 1997	(9.97%)	(1.02%)	2.80%
Class C	Jul 1, 1998	(5.92%)	(0.59%)	2.56%
Dow Jones Global Target 2040 Index (reflects no deduction for fees, expenses, or taxes)		(3.59%)	0.93%	6.22%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		7.84%	6.50%	5.78%
Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)		1.03%	(0.01%)	3.51%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.

(Dow Jones Target Date Funds �� Administrator) | (Wells Fargo Advantage Dow Jones Target Today Fund)
Investment Objective
The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target Today IndexSM.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Dow Jones Target Today Fund)	Administrator Class (Dow Jones Target Date Funds �� Administrator)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Dow Jones Target Today Fund)		Administrator Class (Dow Jones Target Date Funds �� Administrator)
Management Fees		0.24%
Distribution (12b-1) Fees		none
Other Expenses		0.42%
Acquired Fund Fees and Expenses		0.25%
Total Annual Fund Operating Expenses		0.91%
Fee Waiver		0.11%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.80%
[1]	The Adviser has committed through June 30, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, including the underlying master portfolios' fees and expenses, and excluding certain other expenses at the amounts shown above. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Dow Jones Target Today Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Administrator Class (Dow Jones Target Date Funds �� Administrator)	82	279	493	1,109

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 46% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target Today IndexSM.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target Today IndexSM. Similar to the methodology of the index, the Fund's investment strategy is to maintain a relatively fixed level of potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. The Wells Fargo Advantage Dow Jones Target Today Fund is the most conservative Fund within the Wells Fargo Advantage Dow Jones Target Date Funds series. Within the series, each Fund's target year serves as a guide to the relative market risk exposure of the Fund's allocation of assets among equity, fixed income and money market instruments asset classes, and your decision to invest in this or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "Today" designation in the Fund's name corresponds to the naming convention of the Dow Jones Target Today IndexSM, an index designed to represent the targeted level of relative market risk exposure 10 years past a dated Fund's targeted year. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time. In addition, there is no guarantee that an investor's investment in the Fund will provide income adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target Today IndexSM by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target Today IndexSM, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target Today IndexSM. As of February 29, 2012, the Dow Jones Target Today IndexSM included equity, fixed income and money market securities in the weights of 16%, 79% and 5%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year Administrator Class

Highest Quarter:   2nd Quarter 2003   +7.21%

Lowest Quarter:    3rd Quarter 2002   -4.36%

Year-to-date total return as of 3/31/2012 is +1.85%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (Wells Fargo Advantage Dow Jones Target Today Fund) (Dow Jones Target Date Funds �� Administrator)	Inception Date of Share Class	1 Year	5 Years	10 Years
Administrator Class	Nov 8, 1999	4.42%	4.69%	4.43%
Administrator Class (after taxes on distributions)	Nov 8, 1999	3.53%	3.58%	3.36%
Administrator Class (after taxes on distributions and the sale of Fund Shares)	Nov 8, 1999	2.94%	3.39%	3.24%
Dow Jones Global Target Today Index (reflects no deduction for fees, expenses, or taxes)		5.26%	5.50%	6.37%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		7.84%	6.50%	5.78%
Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)		1.03%	(0.01%)	3.51%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(Dow Jones Target Date Funds �� Administrator) | (Wells Fargo Advantage Dow Jones Target 2010 Fund)
Investment Objective
The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2010 IndexSM.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Dow Jones Target 2010 Fund)	Administrator Class (Dow Jones Target Date Funds �� Administrator)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Dow Jones Target 2010 Fund)		Administrator Class (Dow Jones Target Date Funds �� Administrator)
Management Fees		0.24%
Distribution (12b-1) Fees		none
Other Expenses		0.42%
Acquired Fund Fees and Expenses		0.26%
Total Annual Fund Operating Expenses		0.92%
Fee Waiver		0.09%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.83%
[1]	The Adviser has committed through June 30, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, including the underlying master portfolios' fees and expenses, and excluding certain other expenses at the amounts shown above. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Dow Jones Target 2010 Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Administrator Class (Dow Jones Target Date Funds �� Administrator)	85	284	500	1,123

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 43% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2010 IndexSM.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2010 IndexSM. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2010 IndexSM. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2010 IndexSM by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2010 IndexSM, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2010 IndexSM. As the Fund has now reached its target year, its risk exposure approaches 27% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 29, 2012, the Dow Jones Target 2010 IndexSM included equity, fixed income and money market securities in the weights of 22%, 74% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year Administrator Class

Highest Quarter:   2nd Quarter 2003    +9.30%

Lowest Quarter:    3rd Quarter 2002    -8.55%

Year-to-date total return as of 3/31/2012 is +2.53%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (Wells Fargo Advantage Dow Jones Target 2010 Fund) (Dow Jones Target Date Funds �� Administrator)	Inception Date of Share Class	1 Year	5 Years	10 Years
Administrator Class	Nov 8, 1999	3.70%	3.86%	4.22%
Administrator Class (after taxes on distributions)	Nov 8, 1999	3.10%	2.86%	3.29%
Administrator Class (after taxes on distributions and the sale of Fund Shares)	Nov 8, 1999	2.52%	2.76%	3.16%
Dow Jones Global Target 2010 Index (reflects no deduction for fees, expenses, or taxes)		4.49%	4.68%	6.37%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		7.84%	6.50%	5.78%
Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)		1.03%	(0.01%)	3.51%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(Dow Jones Target Date Funds �� Administrator) | (Wells Fargo Advantage Dow Jones Target 2015 Fund)
Investment Objective
The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2015 IndexSM.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Dow Jones Target 2015 Fund)	Administrator Class (Dow Jones Target Date Funds �� Administrator)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Dow Jones Target 2015 Fund)		Administrator Class (Dow Jones Target Date Funds �� Administrator)
Management Fees		0.24%
Distribution (12b-1) Fees		none
Other Expenses		0.42%
Acquired Fund Fees and Expenses		0.26%
Total Annual Fund Operating Expenses		0.92%
Fee Waiver		0.08%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.84%
[1]	The Adviser has committed through June 30, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, including the underlying master portfolios' fees and expenses, and excluding certain other expenses at the amounts shown above. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Dow Jones Target 2015 Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Administrator Class (Dow Jones Target Date Funds �� Administrator)	86	285	501	1,124

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 40% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2015 IndexSM.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2015 IndexSM. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2015 IndexSM. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2015 IndexSM by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2015 IndexSM, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2015 IndexSM. By the time the Fund reaches its target year in 2015, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 29, 2012, the Dow Jones Target 2015 IndexSM included equity, fixed income and money market securities in the weights of 31%, 65% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year Administrator Class

Highest Quarter:   2nd Quarter 2009    +9.98%

Lowest Quarter:    4th Quarter 2008    -7.19%

Year-to-date total return as of 3/31/2012 is +3.67%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (Wells Fargo Advantage Dow Jones Target 2015 Fund) (Dow Jones Target Date Funds �� Administrator)	Inception Date of Share Class	1 Year	Performance Since 6/29/2007
Administrator Class	Jun 29, 2007	2.67%	2.60%
Administrator Class (after taxes on distributions)	Jun 29, 2007	1.93%	1.63%
Administrator Class (after taxes on distributions and the sale of Fund Shares)	Jun 29, 2007	2.00%	1.69%
Dow Jones Global Target 2015 Index (reflects no deduction for fees, expenses, or taxes)		3.42%	3.39%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		7.84%	7.01%
Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)		1.03%	(1.53%)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(Dow Jones Target Date Funds �� Administrator) | (Wells Fargo Advantage Dow Jones Target 2020 Fund)
Investment Objective
The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2020 IndexSM.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Dow Jones Target 2020 Fund)	Administrator Class (Dow Jones Target Date Funds �� Administrator)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Dow Jones Target 2020 Fund)		Administrator Class (Dow Jones Target Date Funds �� Administrator)
Management Fees		0.22%
Distribution (12b-1) Fees		none
Other Expenses		0.41%
Acquired Fund Fees and Expenses		0.26%
Total Annual Fund Operating Expenses		0.89%
Fee Waiver		0.04%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.85%
[1]	The Adviser has committed through June 30, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, including the underlying master portfolios' fees and expenses, and excluding certain other expenses at the amounts shown above. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Dow Jones Target 2020 Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Administrator Class (Dow Jones Target Date Funds �� Administrator)	87	280	489	1,092

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 35% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2020 IndexSM.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2020 IndexSM. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2020 IndexSM. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2020 IndexSM by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2020 IndexSM, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2020 IndexSM. By the time the Fund reaches its target year in 2020, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 29, 2012, the Dow Jones Target 2020 IndexSM included equity, fixed income and money market securities in the weights of 44%, 52% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year Administrator Class

Highest Quarter:   2nd Quarter 2009   +12.39%

Lowest Quarter:    3rd Quarter 2002   -11.76%

Year-to-date total return as of 3/31/2012 is +5.24%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (Wells Fargo Advantage Dow Jones Target 2020 Fund) (Dow Jones Target Date Funds �� Administrator)	Inception Date of Share Class	1 Year	5 Years	10 Years
Administrator Class	Nov 8, 1999	1.34%	2.41%	3.93%
Administrator Class (after taxes on distributions)	Nov 8, 1999	0.78%	1.58%	3.17%
Administrator Class (after taxes on distributions and the sale of Fund Shares)	Nov 8, 1999	1.04%	1.65%	3.07%
Dow Jones Global Target 2020 Index (reflects no deduction for fees, expenses, or taxes)		2.01%	3.10%	6.39%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		7.84%	6.50%	5.78%
Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)		1.03%	(0.01%)	3.51%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(Dow Jones Target Date Funds �� Administrator) | (Wells Fargo Advantage Dow Jones Target 2025 Fund)
Investment Objective
The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2025 IndexSM.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Dow Jones Target 2025 Fund)	Administrator Class (Dow Jones Target Date Funds �� Administrator)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Dow Jones Target 2025 Fund)		Administrator Class (Dow Jones Target Date Funds �� Administrator)
Management Fees		0.23%
Distribution (12b-1) Fees		none
Other Expenses		0.42%
Acquired Fund Fees and Expenses		0.26%
Total Annual Fund Operating Expenses		0.91%
Fee Waiver		0.06%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.85%
[1]	The Adviser has committed through June 30, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, including the underlying master portfolios' fees and expenses, and excluding certain other expenses at the amounts shown above. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Dow Jones Target 2025 Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Administrator Class (Dow Jones Target Date Funds �� Administrator)	87	284	498	1,114

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 31% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2025 IndexSM.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2025 IndexSM. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2025 IndexSM. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2025 IndexSM by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2025 IndexSM, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2025 IndexSM. By the time the Fund reaches its target year in 2025, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 29, 2012, the Dow Jones Target 2025 IndexSM included equity, fixed income and money market securities in the weights of 57%, 39% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year Administrator Class

Highest Quarter:   2nd Quarter 2009   +15.09%

Lowest Quarter:    4th Quarter 2008   -14.28%

Year-to-date total return as of 3/31/2012 is +6.94%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (Wells Fargo Advantage Dow Jones Target 2025 Fund) (Dow Jones Target Date Funds �� Administrator)	Inception Date of Share Class	1 Year	Performance Since 6/29/2007
Administrator Class	Jun 29, 2007	(0.13%)	0.56%
Administrator Class (after taxes on distributions)	Jun 29, 2007	(1.08%)	(0.07%)
Administrator Class (after taxes on distributions and the sale of Fund Shares)	Jun 29, 2007	0.39%	0.20%
Dow Jones Global Target 2025 Index (reflects no deduction for fees, expenses, or taxes)		0.49%	1.19%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		7.84%	7.01%
Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)		1.03%	(1.53%)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(Dow Jones Target Date Funds �� Administrator) | (Wells Fargo Advantage Dow Jones Target 2030 Fund)
Investment Objective
The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2030 IndexSM.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Dow Jones Target 2030 Fund)	Administrator Class (Dow Jones Target Date Funds �� Administrator)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Dow Jones Target 2030 Fund)		Administrator Class (Dow Jones Target Date Funds �� Administrator)
Management Fees		0.23%
Distribution (12b-1) Fees		none
Other Expenses		0.41%
Acquired Fund Fees and Expenses		0.27%
Total Annual Fund Operating Expenses		0.91%
Fee Waiver		0.05%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.86%
[1]	The Adviser has committed through June 30, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, including the underlying master portfolios' fees and expenses, and excluding certain other expenses at the amounts shown above. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Dow Jones Target 2030 Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Administrator Class (Dow Jones Target Date Funds �� Administrator)	88	285	499	1,115

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 26% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2030 IndexSM.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2030 IndexSM. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2030 IndexSM. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2030 IndexSM by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2030 IndexSM, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2030 IndexSM. By the time the Fund reaches its target year in 2030, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 29, 2012, the Dow Jones Target 2030 IndexSM included equity, fixed income and money market securities in the weights of 70%, 26% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year Administrator Class

Highest Quarter:   2nd Quarter 2009   +17.79%

Lowest Quarter:    4th Quarter 2008   -17.35%

Year-to-date total return as of 3/31/2012 is +8.38%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (Wells Fargo Advantage Dow Jones Target 2030 Fund) (Dow Jones Target Date Funds �� Administrator)	Inception Date of Share Class	1 Year	5 Years	10 Years
Administrator Class	Nov 8, 1999	(1.72%)	1.16%	3.69%
Administrator Class (after taxes on distributions)	Nov 8, 1999	(2.36%)	0.49%	2.90%
Administrator Class (after taxes on distributions and the sale of Fund Shares)	Nov 8, 1999	(0.79%)	0.72%	2.89%
Dow Jones Global Target 2030 Index (reflects no deduction for fees, expenses, or taxes)		(1.20%)	1.75%	6.37%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		7.84%	6.50%	5.78%
Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)		1.03%	(0.01%)	3.51%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(Dow Jones Target Date Funds �� Administrator) | (Wells Fargo Advantage Dow Jones Target 2035 Fund)
Investment Objective
The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2035 IndexSM.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Dow Jones Target 2035 Fund)	Administrator Class (Dow Jones Target Date Funds �� Administrator)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Dow Jones Target 2035 Fund)		Administrator Class (Dow Jones Target Date Funds �� Administrator)
Management Fees		0.24%
Distribution (12b-1) Fees		none
Other Expenses		0.42%
Acquired Fund Fees and Expenses		0.27%
Total Annual Fund Operating Expenses		0.93%
Fee Waiver		0.06%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.87%
[1]	The Adviser has committed through June 30, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, including the underlying master portfolios' fees and expenses, and excluding certain other expenses at the amounts shown above. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Dow Jones Target 2035 Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Administrator Class (Dow Jones Target Date Funds �� Administrator)	89	290	509	1,137

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 22% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2035 IndexSM.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2035 IndexSM. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2035 IndexSM. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2035 IndexSM by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2035 IndexSM, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2035 IndexSM. By the time the Fund reaches its target year in 2035, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 29, 2012, the Dow Jones Target 2035 IndexSM included equity, fixed income and money market securities in the weights of 80%, 16% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year Administrator Class

Highest Quarter:   2nd Quarter 2009    +19.51%

Lowest Quarter:    4th Quarter 2008    -19.31%

Year-to-date total return as of 3/31/2012 is +9.76%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (Wells Fargo Advantage Dow Jones Target 2035 Fund) (Dow Jones Target Date Funds �� Administrator)	Inception Date of Share Class	1 Year	Performance Since 6/29/2007
Administrator Class	Jun 29, 2007	(3.14%)	(1.03%)
Administrator Class (after taxes on distributions)	Jun 29, 2007	(3.72%)	(1.43%)
Administrator Class (after taxes on distributions and the sale of Fund Shares)	Jun 29, 2007	(1.69%)	(1.01%)
Dow Jones Global Target 2035 Index (reflects no deduction for fees, expenses, or taxes)		(2.62%)	(0.50%)
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		7.84%	7.01%
Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)		1.03%	(1.53%)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(Dow Jones Target Date Funds �� Administrator) | (Wells Fargo Advantage Dow Jones Target 2040 Fund)
Investment Objective
The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2040 IndexSM.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Dow Jones Target 2040 Fund)	Administrator Class (Dow Jones Target Date Funds �� Administrator)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Dow Jones Target 2040 Fund)		Administrator Class (Dow Jones Target Date Funds �� Administrator)
Management Fees		0.24%
Distribution (12b-1) Fees		none
Other Expenses		0.41%
Acquired Fund Fees and Expenses		0.27%
Total Annual Fund Operating Expenses		0.92%
Fee Waiver		0.05%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.87%
[1]	The Adviser has committed through June 30, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, including the underlying master portfolios' fees and expenses, and excluding certain other expenses at the amounts shown above. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Dow Jones Target 2040 Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Administrator Class (Dow Jones Target Date Funds �� Administrator)	89	288	504	1,127

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 20% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2040 IndexSM.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2040 IndexSM. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2040 IndexSM. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2040 IndexSM by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2040 IndexSM, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2040 IndexSM. By the time the Fund reaches its target year in 2040, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 29, 2012, the Dow Jones Target 2040 IndexSM included equity, fixed income and money market securities in the weights of 87%, 9% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year Administrator Class

Highest Quarter:   2nd Quarter 2009    +20.64%

Lowest Quarter:    4th Quarter 2008    -20.91%

Year-to-date total return as of 3/31/2012 is +10.66%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (Wells Fargo Advantage Dow Jones Target 2040 Fund) (Dow Jones Target Date Funds �� Administrator)	Inception Date of Share Class	1 Year	5 Years	10 Years
Administrator Class	Nov 8, 1999	(4.03%)	0.40%	3.58%
Administrator Class (after taxes on distributions)	Nov 8, 1999	(4.63%)	(0.34%)	2.95%
Administrator Class (after taxes on distributions and the sale of Fund Shares)	Nov 8, 1999	(2.23%)	0.08%	2.89%
Dow Jones Global Target 2040 Index (reflects no deduction for fees, expenses, or taxes)		(3.59%)	0.93%	6.22%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		7.84%	6.50%	5.78%
Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)		1.03%	(0.01%)	3.51%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(Dow Jones Target Date Funds �� Administrator) | (Wells Fargo Advantage Dow Jones Target 2045 Fund)
Investment Objective
The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2045 IndexSM.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Dow Jones Target 2045 Fund)	Administrator Class (Dow Jones Target Date Funds �� Administrator)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Dow Jones Target 2045 Fund)		Administrator Class (Dow Jones Target Date Funds �� Administrator)
Management Fees		0.25%
Distribution (12b-1) Fees		none
Other Expenses		0.42%
Acquired Fund Fees and Expenses		0.27%
Total Annual Fund Operating Expenses		0.94%
Fee Waiver		0.07%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.87%
[1]	The Adviser has committed through June 30, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, including the underlying master portfolios' fees and expenses, and excluding certain other expenses at the amounts shown above. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Dow Jones Target 2045 Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Administrator Class (Dow Jones Target Date Funds �� Administrator)	89	293	513	1,148

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 19% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2045 IndexSM.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2045 IndexSM. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2045 IndexSM. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2045 IndexSM by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2045 IndexSM, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2045 IndexSM. By the time the Fund reaches its target year in 2045, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 29, 2012, the Dow Jones Target 2045 IndexSM included equity, fixed income and money market securities in the weights of 90%, 6% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year Administrator Class

Highest Quarter:   2nd Quarter 2009   +20.59%

Lowest Quarter:    4th Quarter 2008   -20.25%

Year-to-date total return as of 3/31/2012 is +11.08%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (Wells Fargo Advantage Dow Jones Target 2045 Fund) (Dow Jones Target Date Funds �� Administrator)	Inception Date of Share Class	1 Year	Performance Since 6/29/2007
Administrator Class	Jun 29, 2007	(4.43%)	(1.31%)
Administrator Class (after taxes on distributions)	Jun 29, 2007	(4.76%)	(1.66%)
Administrator Class (after taxes on distributions and the sale of Fund Shares)	Jun 29, 2007	(2.68%)	(1.22%)
Dow Jones Global Target 2045 Index (reflects no deduction for fees, expenses, or taxes)		(3.99%)	(0.94%)
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		7.84%	7.01%
Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)		1.03%	(1.53%)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(Dow Jones Target Date Funds �� Administrator) | (Wells Fargo Advantage Dow Jones Target 2050 Fund)
Investment Objective
The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2050 IndexSM.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Dow Jones Target 2050 Fund)	Administrator Class (Dow Jones Target Date Funds �� Administrator)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Dow Jones Target 2050 Fund)		Administrator Class (Dow Jones Target Date Funds �� Administrator)
Management Fees		0.24%
Distribution (12b-1) Fees		none
Other Expenses		0.42%
Acquired Fund Fees and Expenses		0.27%
Total Annual Fund Operating Expenses		0.93%
Fee Waiver		0.06%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.87%
[1]	The Adviser has committed through June 30, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, including the underlying master portfolios' fees and expenses, and excluding certain other expenses at the amounts shown above. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Dow Jones Target 2050 Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Administrator Class (Dow Jones Target Date Funds �� Administrator)	89	290	509	1,137

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 19% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2050 IndexSM.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2050 IndexSM. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2050 IndexSM. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2050 IndexSM by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2050 IndexSM, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2050 IndexSM. By the time the Fund reaches its target year in 2050, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 29, 2012, the Dow Jones Target 2050 IndexSM included equity, fixed income and money market securities in the weights of 90%, 6% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year Administrator Class

Highest Quarter:   2nd Quarter 2009   +20.82%

Lowest Quarter:    4th Quarter 2008   -20.64%

Year-to-date total return as of 3/31/2012 is +11.09%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (Wells Fargo Advantage Dow Jones Target 2050 Fund) (Dow Jones Target Date Funds �� Administrator)	Inception Date of Share Class	1 Year	Performance Since 6/29/2007
Administrator Class	Jun 29, 2007	(4.47%)	(1.39%)
Administrator Class (after taxes on distributions)	Jun 29, 2007	(5.25%)	(1.94%)
Administrator Class (after taxes on distributions and the sale of Fund Shares)	Jun 29, 2007	(2.37%)	(1.36%)
Dow Jones Global Target 2050 Index (reflects no deduction for fees, expenses, or taxes)		(4.00%)	(0.95%)
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		7.84%	7.01%
Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)		1.03%	(1.53%)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(Dow Jones Target Date Funds �� Administrator) | (Wells Fargo Advantage Dow Jones Target 2055 Fund)
Investment Objective
The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2055 IndexSM.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Dow Jones Target 2055 Fund)	Administrator Class (Dow Jones Target Date Funds �� Administrator)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses (Wells Fargo Advantage Dow Jones Target 2055 Fund)		Administrator Class (Dow Jones Target Date Funds �� Administrator)
Management Fees		0.25%
Distribution (12b-1) Fees		none
Other Expenses		3.56%
Acquired Fund Fees and Expenses		0.27%
Total Annual Fund Operating Expenses		4.08%
Fee Waiver		3.21%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.87%
[1]	The Adviser has committed through June 30, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, including the underlying master portfolios' fees and expenses, and excluding certain other expenses at the amounts shown above. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Dow Jones Target 2055 Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Administrator Class (Dow Jones Target Date Funds �� Administrator)	89	946	1,820	4,074

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 19% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2055 IndexSM.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2055 IndexSM. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2055 IndexSM. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2055 IndexSM by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2055 IndexSM, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2055 IndexSM. By the time the Fund reaches its target year in 2055, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 29, 2012, the Dow Jones Target 2055 IndexSM included equity, fixed income and money market securities in the weights of 90%, 6% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance
Since the Fund does not yet have a full calendar year of performance, no performance information is available.
(Dow Jones Target Date Funds �� Investor) | (Wells Fargo Advantage Dow Jones Target Today Fund)
Investment Objective
The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target Today IndexSM.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Dow Jones Target Today Fund)	Investor Class (Dow Jones Target Date Funds �� Investor)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses (Wells Fargo Advantage Dow Jones Target Today Fund)		Investor Class (Dow Jones Target Date Funds �� Investor)
Management Fees		0.24%
Distribution (12b-1) Fees		none
Other Expenses		0.64%
Acquired Fund Fees and Expenses		0.25%
Total Annual Fund Operating Expenses		1.13%
Fee Waiver		0.27%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.86%
[1]	The Adviser has committed through June 30, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, including the underlying master portfolios' fees and expenses, and excluding certain other expenses at the amounts shown above. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Dow Jones Target Today Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Class (Dow Jones Target Date Funds �� Investor)	88	332	596	1,351

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 46% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target Today IndexSM.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target Today IndexSM. Similar to the methodology of the index, the Fund's investment strategy is to maintain a relatively fixed level of potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. The Wells Fargo Advantage Dow Jones Target Today Fund is the most conservative Fund within the Wells Fargo Advantage Dow Jones Target Date Funds series. Within the series, each Fund's target year serves as a guide to the relative market risk exposure of the Fund's allocation of assets among equity, fixed income and money market instruments asset classes, and your decision to invest in this or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "Today" designation in the Fund's name corresponds to the naming convention of the Dow Jones Target Today IndexSM, an index designed to represent the targeted level of relative market risk exposure 10 years past a dated Fund's targeted year. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time. In addition, there is no guarantee that an investor's investment in the Fund will provide income adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target Today IndexSM by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target Today IndexSM, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target Today IndexSM. As of February 29, 2012, the Dow Jones Target Today IndexSM included equity, fixed income and money market securities in the weights of 16%, 79% and 5%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year Investor Class

Highest Quarter:   2nd Quarter 2003   +7.21%

Lowest Quarter:    3rd Quarter 2002   -4.36%

Year-to-date total return as of 3/31/2012 is +1.76%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (Wells Fargo Advantage Dow Jones Target Today Fund) (Dow Jones Target Date Funds �� Investor)	Inception Date of Share Class	1 Year	5 Years	10 Years
Investor Class	Jan 31, 2007	4.36%	4.64%	4.41%
Investor Class (after taxes on distributions)	Jan 31, 2007	3.49%	3.54%	3.34%
Investor Class (after taxes on distributions and the sale of Fund Shares)	Jan 31, 2007	2.90%	3.35%	3.22%
Dow Jones Global Target Today Index (reflects no deduction for fees, expenses, or taxes)		5.26%	5.50%	6.37%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		7.84%	6.50%	5.78%
Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)		1.03%	(0.01%)	3.51%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(Dow Jones Target Date Funds �� Investor) | (Wells Fargo Advantage Dow Jones Target 2010 Fund)
Investment Objective
The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2010 IndexSM.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Dow Jones Target 2010 Fund)	Investor Class (Dow Jones Target Date Funds �� Investor)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Dow Jones Target 2010 Fund)		Investor Class (Dow Jones Target Date Funds �� Investor)
Management Fees		0.24%
Distribution (12b-1) Fees		none
Other Expenses		0.64%
Acquired Fund Fees and Expenses		0.26%
Total Annual Fund Operating Expenses		1.14%
Fee Waiver		0.25%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.89%
[1]	The Adviser has committed through June 30, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, including the underlying master portfolios' fees and expenses, and excluding certain other expenses at the amounts shown above. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Dow Jones Target 2010 Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Class (Dow Jones Target Date Funds �� Investor)	91	337	603	1,364

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 43% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2010 IndexSM.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2010 IndexSM. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2010 IndexSM. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2010 IndexSM by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2010 IndexSM, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2010 IndexSM. As the Fund has now reached its target year, its risk exposure approaches 27% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 29, 2012, the Dow Jones Target 2010 IndexSM included equity, fixed income and money market securities in the weights of 22%, 74% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year Investor Class

Highest Quarter:   2nd Quarter 2003   +9.30%

Lowest Quarter:    3rd Quarter 2002   -8.55%

Year-to-date total return as of 3/31/2012 is +2.54%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (Wells Fargo Advantage Dow Jones Target 2010 Fund) (Dow Jones Target Date Funds �� Investor)	Inception Date of Share Class	1 Year	5 Years	10 Years
Investor Class	Jan 31, 2007	3.65%	3.79%	4.17%
Investor Class (after taxes on distributions)	Jan 31, 2007	3.07%	2.79%	3.25%
Investor Class (after taxes on distributions and the sale of Fund Shares)	Jan 31, 2007	2.49%	2.70%	3.13%
Dow Jones Global Target 2010 Index (reflects no deduction for fees, expenses, or taxes)		4.49%	4.68%	6.37%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		7.84%	6.50%	5.78%
Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)		1.03%	(0.01%)	3.51%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(Dow Jones Target Date Funds �� Investor) | (Wells Fargo Advantage Dow Jones Target 2015 Fund)
Investment Objective
The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2015 IndexSM.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Dow Jones Target 2015 Fund)	Investor Class (Dow Jones Target Date Funds �� Investor)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Dow Jones Target 2015 Fund)		Investor Class (Dow Jones Target Date Funds �� Investor)
Management Fees		0.24%
Distribution (12b-1) Fees		none
Other Expenses		0.64%
Acquired Fund Fees and Expenses		0.26%
Total Annual Fund Operating Expenses		1.14%
Fee Waiver		0.24%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.90%
[1]	The Adviser has committed through June 30, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, including the underlying master portfolios' fees and expenses, and excluding certain other expenses at the amounts shown above. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Dow Jones Target 2015 Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Class (Dow Jones Target Date Funds �� Investor)	92	338	604	1,365

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 40% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2015 IndexSM.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2015 IndexSM. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2015 IndexSM. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2015 IndexSM by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2015 IndexSM, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2015 IndexSM. By the time the Fund reaches its target year in 2015, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 29, 2012, the Dow Jones Target 2015 IndexSM included equity, fixed income and money market securities in the weights of 31%, 65% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year Investor Class

Highest Quarter:   2nd Quarter 2009    +10.10%

Lowest Quarter:    4th Quarter 2008     -7.20%

Year-to-date total return as of 3/31/2012 is +3.65%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (Wells Fargo Advantage Dow Jones Target 2015 Fund) (Dow Jones Target Date Funds �� Investor)	Inception Date of Share Class	1 Year	Performance Since 6/29/2007
Investor Class	Jun 29, 2007	2.60%	2.57%
Investor Class (after taxes on distributions)	Jun 29, 2007	1.88%	1.61%
Investor Class (after taxes on distributions and the sale of Fund Shares)	Jun 29, 2007	1.95%	1.68%
Dow Jones Global Target 2015 Index (reflects no deduction for fees, expenses, or taxes)		3.42%	3.39%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		7.84%	7.01%
Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)		1.03%	(1.53%)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(Dow Jones Target Date Funds �� Investor) | (Wells Fargo Advantage Dow Jones Target 2020 Fund)
Investment Objective
The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2020 IndexSM.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Dow Jones Target 2020 Fund)	Investor Class (Dow Jones Target Date Funds �� Investor)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses (Wells Fargo Advantage Dow Jones Target 2020 Fund)		Investor Class (Dow Jones Target Date Funds �� Investor)
Management Fees		0.22%
Distribution (12b-1) Fees		none
Other Expenses		0.63%
Acquired Fund Fees and Expenses		0.26%
Total Annual Fund Operating Expenses		1.11%
Fee Waiver		0.20%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.91%
[1]	The Adviser has committed through June 30, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, including the underlying master portfolios' fees and expenses, and excluding certain other expenses at the amounts shown above. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Dow Jones Target 2020 Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Class (Dow Jones Target Date Funds �� Investor)	93	333	592	1,334

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 35% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2020 IndexSM.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2020 IndexSM. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2020 IndexSM. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2020 IndexSM by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2020 IndexSM, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2020 IndexSM. By the time the Fund reaches its target year in 2020, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 29, 2012, the Dow Jones Target 2020 IndexSM included equity, fixed income and money market securities in the weights of 44%, 52% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year Investor Class

Highest Quarter:   2nd Quarter 2009   +12.39%

Lowest Quarter:    3rd Quarter 2002   -11.76%

Year-to-date total return as of 3/31/2012 is +5.24%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (Wells Fargo Advantage Dow Jones Target 2020 Fund) (Dow Jones Target Date Funds �� Investor)	Inception Date of Share Class	1 Year	5 Years	10 Years
Investor Class	Jan 31, 2007	1.21%	2.36%	3.90%
Investor Class (after taxes on distributions)	Jan 31, 2007	0.67%	1.54%	3.15%
Investor Class (after taxes on distributions and the sale of Fund Shares)	Jan 31, 2007	0.95%	1.62%	3.05%
Dow Jones Global Target 2020 Index (reflects no deduction for fees, expenses, or taxes)		2.01%	3.10%	6.39%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		7.84%	6.50%	5.78%
Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)		1.03%	(0.01%)	3.51%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(Dow Jones Target Date Funds �� Investor) | (Wells Fargo Advantage Dow Jones Target 2025 Fund)
Investment Objective
The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2025 IndexSM.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Dow Jones Target 2025 Fund)	Investor Class (Dow Jones Target Date Funds �� Investor)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Dow Jones Target 2025 Fund)		Investor Class (Dow Jones Target Date Funds �� Investor)
Management Fees		0.23%
Distribution (12b-1) Fees		none
Other Expenses		0.64%
Acquired Fund Fees and Expenses		0.26%
Total Annual Fund Operating Expenses		1.13%
Fee Waiver		0.22%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.91%
[1]	The Adviser has committed through June 30, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, including the underlying master portfolios' fees and expenses, and excluding certain other expenses at the amounts shown above. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Dow Jones Target 2025 Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Class (Dow Jones Target Date Funds �� Investor)	93	337	601	1,355

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 31% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2025 IndexSM.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2025 IndexSM. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2025 IndexSM. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2025 IndexSM by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2025 IndexSM, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2025 IndexSM. By the time the Fund reaches its target year in 2025, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 29, 2012, the Dow Jones Target 2025 IndexSM included equity, fixed income and money market securities in the weights of 57%, 39% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year Investor Class

Highest Quarter:   2nd Quarter 2009   +15.11%

Lowest Quarter:    4th Quarter 2008   -14.31%

Year-to-date total return as of 3/31/2012 is +6.82%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (Wells Fargo Advantage Dow Jones Target 2025 Fund) (Dow Jones Target Date Funds �� Investor)	Inception Date of Share Class	1 Year	Performance Since 6/29/2007
Investor Class	Jun 29, 2007	(0.20%)	0.52%
Investor Class (after taxes on distributions)	Jun 29, 2007	(1.12%)	(0.11%)
Investor Class (after taxes on distributions and the sale of Fund Shares)	Jun 29, 2007	0.35%	0.17%
Dow Jones Global Target 2025 Index (reflects no deduction for fees, expenses, or taxes)		0.49%	1.19%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		7.84%	7.01%
Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)		1.03%	(1.53%)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(Dow Jones Target Date Funds �� Investor) | (Wells Fargo Advantage Dow Jones Target 2030 Fund)
Investment Objective
The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2030 IndexSM.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Dow Jones Target 2030 Fund)	Investor Class (Dow Jones Target Date Funds �� Investor)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Dow Jones Target 2030 Fund)		Investor Class (Dow Jones Target Date Funds �� Investor)
Management Fees		0.23%
Distribution (12b-1) Fees		none
Other Expenses		0.63%
Acquired Fund Fees and Expenses		0.27%
Total Annual Fund Operating Expenses		1.13%
Fee Waiver		0.21%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.92%
[1]	The Adviser has committed through June 30, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, including the underlying master portfolios' fees and expenses, and excluding certain other expenses at the amounts shown above. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Dow Jones Target 2030 Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Class (Dow Jones Target Date Funds �� Investor)	94	338	602	1,356

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 26% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2030 IndexSM.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2030 IndexSM. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2030 IndexSM. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2030 IndexSM by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2030 IndexSM, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2030 IndexSM. By the time the Fund reaches its target year in 2030, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 29, 2012, the Dow Jones Target 2030 IndexSM included equity, fixed income and money market securities in the weights of 70%, 26% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year Investor Class

Highest Quarter:   2nd Quarter 2009   +17.68%

Lowest Quarter:    4th Quarter 2008   -17.36%

Year-to-date total return as of 3/31/2012 is +8.39%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (Wells Fargo Advantage Dow Jones Target 2030 Fund) (Dow Jones Target Date Funds �� Investor)	Inception Date of Share Class	1 Year	5 Years	10 Years
Investor Class	Jan 31, 2007	(1.77%)	1.11%	3.66%
Investor Class (after taxes on distributions)	Jan 31, 2007	(2.41%)	0.43%	2.86%
Investor Class (after taxes on distributions and the sale of Fund Shares)	Jan 31, 2007	(0.83%)	0.67%	2.86%
Dow Jones Global Target 2030 Index (reflects no deduction for fees, expenses, or taxes)		(1.20%)	1.75%	6.37%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		7.84%	6.50%	5.78%
Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)		1.03%	(0.01%)	3.51%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(Dow Jones Target Date Funds �� Investor) | (Wells Fargo Advantage Dow Jones Target 2035 Fund)
Investment Objective
The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2035 IndexSM.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Dow Jones Target 2035 Fund)	Investor Class (Dow Jones Target Date Funds �� Investor)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Dow Jones Target 2035 Fund)		Investor Class (Dow Jones Target Date Funds �� Investor)
Management Fees		0.24%
Distribution (12b-1) Fees		none
Other Expenses		0.64%
Acquired Fund Fees and Expenses		0.27%
Total Annual Fund Operating Expenses		1.15%
Fee Waiver		0.22%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.93%
[1]	The Adviser has committed through June 30, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, including the underlying master portfolios' fees and expenses, and excluding certain other expenses at the amounts shown above. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Dow Jones Target 2035 Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Class (Dow Jones Target Date Funds �� Investor)	95	344	612	1,378

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 22% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2035 IndexSM.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2035 IndexSM. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2035 IndexSM. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2035 IndexSM by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2035 IndexSM, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2035 IndexSM. By the time the Fund reaches its target year in 2035, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 29, 2012, the Dow Jones Target 2035 IndexSM included equity, fixed income and money market securities in the weights of 80%, 16% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year Investor Class

Highest Quarter:   2nd Quarter 2009   +19.42%

Lowest Quarter:    4th Quarter 2008   -19.38%

Year-to-date total return as of 3/31/2012 is +9.72%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (Wells Fargo Advantage Dow Jones Target 2035 Fund) (Dow Jones Target Date Funds �� Investor)	Inception Date of Share Class	1 Year	Performance Since 6/29/2007
Investor Class	Jun 29, 2007	(3.18%)	(1.06%)
Investor Class (after taxes on distributions)	Jun 29, 2007	(3.75%)	(1.44%)
Investor Class (after taxes on distributions and the sale of Fund Shares)	Jun 29, 2007	(1.72%)	(1.03%)
Dow Jones Global Target 2035 Index (reflects no deduction for fees, expenses, or taxes)		(2.62%)	(0.50%)
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		7.84%	7.01%
Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)		1.03%	(1.53%)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(Dow Jones Target Date Funds �� Investor) | (Wells Fargo Advantage Dow Jones Target 2040 Fund)
Investment Objective
The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2040 IndexSM.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Dow Jones Target 2040 Fund)	Investor Class (Dow Jones Target Date Funds �� Investor)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Dow Jones Target 2040 Fund)		Investor Class (Dow Jones Target Date Funds �� Investor)
Management Fees		0.24%
Distribution (12b-1) Fees		none
Other Expenses		0.63%
Acquired Fund Fees and Expenses		0.27%
Total Annual Fund Operating Expenses		1.14%
Fee Waiver		0.21%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.93%
[1]	The Adviser has committed through June 30, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, including the underlying master portfolios' fees and expenses, and excluding certain other expenses at the amounts shown above. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Dow Jones Target 2040 Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Class (Dow Jones Target Date Funds �� Investor)	95	341	607	1,367

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 20% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2040 IndexSM.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2040 IndexSM. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2040 IndexSM. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2040 IndexSM by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2040 IndexSM, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2040 IndexSM. By the time the Fund reaches its target year in 2040, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 29, 2012, the Dow Jones Target 2040 IndexSM included equity, fixed income and money market securities in the weights of 87%, 9% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year Investor Class

Highest Quarter:   2nd Quarter 2009   +20.65%

Lowest Quarter:    4th Quarter 2008   -20.86%

Year-to-date total return as of 3/31/2012 is +10.67%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (Wells Fargo Advantage Dow Jones Target 2040 Fund) (Dow Jones Target Date Funds �� Investor)	Inception Date of Share Class	1 Year	5 Years	10 Years
Investor Class	Jan 31, 2007	(4.08%)	0.34%	3.54%
Investor Class (after taxes on distributions)	Jan 31, 2007	(4.67%)	(0.39%)	2.91%
Investor Class (after taxes on distributions and the sale of Fund Shares)	Jan 31, 2007	(2.26%)	0.03%	2.86%
Dow Jones Global Target 2040 Index (reflects no deduction for fees, expenses, or taxes)		(3.59%)	0.93%	6.22%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		7.84%	6.50%	5.78%
Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)		1.03%	(0.01%)	3.51%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(Dow Jones Target Date Funds �� Investor) | (Wells Fargo Advantage Dow Jones Target 2045 Fund)
Investment Objective
The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2045 IndexSM.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Dow Jones Target 2045 Fund)	Investor Class (Dow Jones Target Date Funds �� Investor)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Dow Jones Target 2045 Fund)		Investor Class (Dow Jones Target Date Funds �� Investor)
Management Fees		0.25%
Distribution (12b-1) Fees		none
Other Expenses		0.64%
Acquired Fund Fees and Expenses		0.27%
Total Annual Fund Operating Expenses		1.16%
Fee Waiver		0.23%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.93%
[1]	The Adviser has committed through June 30, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, including the underlying master portfolios' fees and expenses, and excluding certain other expenses at the amounts shown above. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Dow Jones Target 2045 Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Class (Dow Jones Target Date Funds �� Investor)	95	346	616	1,388

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 19% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2045 IndexSM.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2045 IndexSM. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2045 IndexSM. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2045 IndexSM by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2045 IndexSM, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2045 IndexSM. By the time the Fund reaches its target year in 2045, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 29, 2012, the Dow Jones Target 2045 IndexSM included equity, fixed income and money market securities in the weights of 90%, 6% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year Investor Class

Highest Quarter:   2nd Quarter 2009   +20.43%

Lowest Quarter:    4th Quarter 2008   -20.31%

Year-to-date total return as of 3/31/2012 is +11.16%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (Wells Fargo Advantage Dow Jones Target 2045 Fund) (Dow Jones Target Date Funds �� Investor)	Inception Date of Share Class	1 Year	Performance Since 6/29/2007
Investor Class	Jun 29, 2007	(4.57%)	(1.41%)
Investor Class (after taxes on distributions)	Jun 29, 2007	(4.89%)	(1.74%)
Investor Class (after taxes on distributions and the sale of Fund Shares)	Jun 29, 2007	(2.78%)	(1.30%)
Dow Jones Global Target 2045 Index (reflects no deduction for fees, expenses, or taxes)		(3.99%)	(0.94%)
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		7.84%	7.01%
Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)		1.03%	(1.53%)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(Dow Jones Target Date Funds �� Investor) | (Wells Fargo Advantage Dow Jones Target 2050 Fund)
Investment Objective
The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2050 IndexSM.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Dow Jones Target 2050 Fund)	Investor Class (Dow Jones Target Date Funds �� Investor)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Dow Jones Target 2050 Fund)		Investor Class (Dow Jones Target Date Funds �� Investor)
Management Fees		0.24%
Distribution (12b-1) Fees		none
Other Expenses		0.64%
Acquired Fund Fees and Expenses		0.27%
Total Annual Fund Operating Expenses		1.15%
Fee Waiver		0.22%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.93%
[1]	The Adviser has committed through June 30, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, including the underlying master portfolios' fees and expenses, and excluding certain other expenses at the amounts shown above. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Dow Jones Target 2050 Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Class (Dow Jones Target Date Funds �� Investor)	95	344	612	1,378

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 19% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2050 IndexSM.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2050 IndexSM. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2050 IndexSM. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2050 IndexSM by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2050 IndexSM, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2050 IndexSM. By the time the Fund reaches its target year in 2050, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 29, 2012, the Dow Jones Target 2050 IndexSM included equity, fixed income and money market securities in the weights of 90%, 6% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year Investor Class

Highest Quarter:   2nd Quarter 2009   +20.95%

Lowest Quarter:    4th Quarter 2008   -20.72%

Year-to-date total return as of 3/31/2012 is +11.17%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (Wells Fargo Advantage Dow Jones Target 2050 Fund) (Dow Jones Target Date Funds �� Investor)	Inception Date of Share Class	1 Year	Performance Since 6/29/2007
Investor Class	Jun 29, 2007	(4.51%)	(1.46%)
Investor Class (after taxes on distributions)	Jun 29, 2007	(5.28%)	(1.98%)
Investor Class (after taxes on distributions and the sale of Fund Shares)	Jun 29, 2007	(2.40%)	(1.41%)
Dow Jones Global Target 2050 Index (reflects no deduction for fees, expenses, or taxes)		(4.00%)	(0.95%)
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		7.84%	7.01%
Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)		1.03%	(1.53%)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(Dow Jones Target Date Funds �� Investor) | (Wells Fargo Advantage Dow Jones Target 2055 Fund)
Investment Objective
The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2055 IndexSM.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Dow Jones Target 2055 Fund)	Investor (Dow Jones Target Date Funds �� Investor)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses (Wells Fargo Advantage Dow Jones Target 2055 Fund)		Investor (Dow Jones Target Date Funds �� Investor)
Management Fees		0.25%
Distribution (12b-1) Fees		none
Other Expenses		3.78%
Acquired Fund Fees and Expenses		0.27%
Total Annual Fund Operating Expenses		4.30%
Fee Waiver		3.37%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.93%
[1]	The Adviser has committed through June 30, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, including the underlying master portfolios' fees and expenses, and excluding certain other expenses at the amounts shown above. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Dow Jones Target 2055 Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Investor (Dow Jones Target Date Funds �� Investor)	95	996	1,910	4,252

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 19% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2055 IndexSM.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2055 IndexSM. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2055 IndexSM. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2055 IndexSM by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2055 IndexSM, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2055 IndexSM. By the time the Fund reaches its target year in 2055, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 29, 2012, the Dow Jones Target 2055 IndexSM included equity, fixed income and money market securities in the weights of 90%, 6% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance
Since the Fund does not yet have a full calendar year of performance, no performance information is available.
(Dow Jones Target Date Funds �� Institutional) | (Wells Fargo Advantage Dow Jones Target Today Fund)
Investment Objective
The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target Today IndexSM.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Dow Jones Target Today Fund)	Institutional Class (Dow Jones Target Date Funds �� Institutional)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Dow Jones Target Today Fund)		Institutional Class (Dow Jones Target Date Funds �� Institutional)
Management Fees		0.24%
Distribution (12b-1) Fees		none
Other Expenses		0.15%
Acquired Fund Fees and Expenses		0.25%
Total Annual Fund Operating Expenses		0.64%
Fee Waiver		0.19%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.45%
[1]	The Adviser has committed through June 30, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, including the underlying master portfolios' fees and expenses, and excluding certain other expenses at the amounts shown above. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Dow Jones Target Today Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class (Dow Jones Target Date Funds �� Institutional)	46	186	338	780

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 46% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target Today IndexSM.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target Today IndexSM. Similar to the methodology of the index, the Fund's investment strategy is to maintain a relatively fixed level of potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. The Wells Fargo Advantage Dow Jones Target Today Fund is the most conservative Fund within the Wells Fargo Advantage Dow Jones Target Date Funds series. Within the series, each Fund's target year serves as a guide to the relative market risk exposure of the Fund's allocation of assets among equity, fixed income and money market instruments asset classes, and your decision to invest in this or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "Today" designation in the Fund's name corresponds to the naming convention of the Dow Jones Target Today IndexSM, an index designed to represent the targeted level of relative market risk exposure 10 years past a dated Fund's targeted year. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time. In addition, there is no guarantee that an investor's investment in the Fund will provide income adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target Today IndexSM by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target Today IndexSM, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target Today IndexSM. As of February 29, 2012, the Dow Jones Target Today IndexSM included equity, fixed income and money market securities in the weights of 16%, 79% and 5%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year Institutional Class

Highest Quarter:   2nd Quarter 2003   +7.21%

Lowest Quarter:    3rd Quarter 2002   -4.36%

Year-to-date total return as of 3/31/2012 is +1.84%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (Wells Fargo Advantage Dow Jones Target Today Fund) (Dow Jones Target Date Funds �� Institutional)	Inception Date of Share Class	1 Year	5 Years	10 Years
Institutional Class	Jun 30, 2004	4.86%	5.01%	4.64%
Institutional Class (after taxes on distributions)	Jun 30, 2004	3.85%	3.80%	3.50%
Institutional Class (after taxes on distributions and the sale of Fund Shares)	Jun 30, 2004	3.22%	3.60%	3.39%
Dow Jones Global Target Today Index (reflects no deduction for fees, expenses, or taxes)		5.26%	5.50%	6.37%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		7.84%	6.50%	5.78%
Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)		1.03%	(0.01%)	3.51%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(Dow Jones Target Date Funds �� Institutional) | (Wells Fargo Advantage Dow Jones Target 2010 Fund)
Investment Objective
The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2010 IndexSM.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Dow Jones Target 2010 Fund)	Institutional Class (Dow Jones Target Date Funds �� Institutional)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Dow Jones Target 2010 Fund)		Institutional Class (Dow Jones Target Date Funds �� Institutional)
Management Fees		0.24%
Distribution (12b-1) Fees		none
Other Expenses		0.15%
Acquired Fund Fees and Expenses		0.26%
Total Annual Fund Operating Expenses		0.65%
Fee Waiver		0.17%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.48%
[1]	The Adviser has committed through June 30, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, including the underlying master portfolios' fees and expenses, and excluding certain other expenses at the amounts shown above. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Dow Jones Target 2010 Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class (Dow Jones Target Date Funds �� Institutional)	49	191	345	794

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 43% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2010 IndexSM.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2010 IndexSM. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2010 IndexSM. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2010 IndexSM by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2010 IndexSM, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2010 IndexSM. As the Fund has now reached its target year, its risk exposure approaches 27% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 29, 2012, the Dow Jones Target 2010 IndexSM included equity, fixed income and money market securities in the weights of 22%, 74% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year Institutional Class

Highest Quarter:   2nd Quarter 2003   +9.30%

Lowest Quarter:    3rd Quarter 2002   -8.55%

Year-to-date total return as of 3/31/2012 is +2.69%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (Wells Fargo Advantage Dow Jones Target 2010 Fund) (Dow Jones Target Date Funds �� Institutional)	Inception Date of Share Class	1 Year	5 Years	10 Years
Institutional Class	Jun 30, 2004	4.06%	4.14%	4.41%
Institutional Class (after taxes on distributions)	Jun 30, 2004	3.35%	3.04%	3.42%
Institutional Class (after taxes on distributions and the sale of Fund Shares)	Jun 30, 2004	2.78%	2.94%	3.29%
Dow Jones Global Target 2010 Index (reflects no deduction for fees, expenses, or taxes)		4.49%	4.68%	6.37%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		7.84%	6.50%	5.78%
Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)		1.03%	(0.01%)	3.51%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(Dow Jones Target Date Funds �� Institutional) | (Wells Fargo Advantage Dow Jones Target 2015 Fund)
Investment Objective
The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2015 IndexSM.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Dow Jones Target 2015 Fund)	Institutional Class (Dow Jones Target Date Funds �� Institutional)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Dow Jones Target 2015 Fund)		Institutional Class (Dow Jones Target Date Funds �� Institutional)
Management Fees		0.24%
Distribution (12b-1) Fees		none
Other Expenses		0.15%
Acquired Fund Fees and Expenses		0.26%
Total Annual Fund Operating Expenses		0.65%
Fee Waiver		0.16%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.49%
[1]	The Adviser has committed through June 30, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, including the underlying master portfolios' fees and expenses, and excluding certain other expenses at the amounts shown above. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Dow Jones Target 2015 Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class (Dow Jones Target Date Funds �� Institutional)	50	192	346	795

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 40% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2015 IndexSM.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2015 IndexSM. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2015 IndexSM. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2015 IndexSM by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2015 IndexSM, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2015 IndexSM. By the time the Fund reaches its target year in 2015, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 29, 2012, the Dow Jones Target 2015 IndexSM included equity, fixed income and money market securities in the weights of 31%, 65% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year Institutional Class

Highest Quarter:   2nd Quarter 2009   +10.20%

Lowest Quarter:    4th Quarter 2008    -7.21%

Year-to-date total return as of 3/31/2012 is +3.79%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (Wells Fargo Advantage Dow Jones Target 2015 Fund) (Dow Jones Target Date Funds �� Institutional)	Inception Date of Share Class	1 Year	Performance Since 6/29/2007
Institutional Class	Jun 29, 2007	3.05%	2.86%
Institutional Class (after taxes on distributions)	Jun 29, 2007	2.20%	1.72%
Institutional Class (after taxes on distributions and the sale of Fund Shares)	Jun 29, 2007	2.27%	1.82%
Dow Jones Global Target 2015 Index (reflects no deduction for fees, expenses, or taxes)		3.42%	3.39%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		7.84%	7.01%
Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)		1.03%	(1.53%)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(Dow Jones Target Date Funds �� Institutional) | (Wells Fargo Advantage Dow Jones Target 2020 Fund)
Investment Objective
The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2020 IndexSM.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Dow Jones Target 2020 Fund)	Institutional Class (Dow Jones Target Date Funds �� Institutional)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Dow Jones Target 2020 Fund)		Institutional Class (Dow Jones Target Date Funds �� Institutional)
Management Fees		0.22%
Distribution (12b-1) Fees		none
Other Expenses		0.14%
Acquired Fund Fees and Expenses		0.26%
Total Annual Fund Operating Expenses		0.62%
Fee Waiver		0.12%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.50%
[1]	The Adviser has committed through June 30, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, including the underlying master portfolios' fees and expenses, and excluding certain other expenses at the amounts shown above. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Dow Jones Target 2020 Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class (Dow Jones Target Date Funds �� Institutional)	51	186	334	763

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 35% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2020 IndexSM.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2020 IndexSM. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2020 IndexSM. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2020 IndexSM by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2020 IndexSM, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2020 IndexSM. By the time the Fund reaches its target year in 2020, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 29, 2012, the Dow Jones Target 2020 IndexSM included equity, fixed income and money market securities in the weights of 44%, 52% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year Institutional Class

Highest Quarter:   2nd Quarter 2009   +12.48%

Lowest Quarter:    3rd Quarter 2002   -11.76%

Year-to-date total return as of 3/31/2012 is +5.37%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (Wells Fargo Advantage Dow Jones Target 2020 Fund) (Dow Jones Target Date Funds �� Institutional)	Inception Date of Share Class	1 Year	5 Years	10 Years
Institutional Class	Jun 30, 2004	1.63%	2.69%	4.14%
Institutional Class (after taxes on distributions)	Jun 30, 2004	0.97%	1.77%	3.32%
Institutional Class (after taxes on distributions and the sale of Fund Shares)	Jun 30, 2004	1.25%	1.85%	3.22%
Dow Jones Global Target 2020 Index (reflects no deduction for fees, expenses, or taxes)		2.01%	3.10%	6.39%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		7.84%	6.50%	5.78%
Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)		1.03%	(0.01%)	3.51%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(Dow Jones Target Date Funds �� Institutional) | (Wells Fargo Advantage Dow Jones Target 2025 Fund)
Investment Objective
The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2025 IndexSM.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Dow Jones Target 2025 Fund)	Institutional Class (Dow Jones Target Date Funds �� Institutional)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Dow Jones Target 2025 Fund)		Institutional Class (Dow Jones Target Date Funds �� Institutional)
Management Fees		0.23%
Distribution (12b-1) Fees		none
Other Expenses		0.15%
Acquired Fund Fees and Expenses		0.26%
Total Annual Fund Operating Expenses		0.64%
Fee Waiver		0.14%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.50%
[1]	The Adviser has committed through June 30, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, including the underlying master portfolios' fees and expenses, and excluding certain other expenses at the amounts shown above. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Dow Jones Target 2025 Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class (Dow Jones Target Date Funds �� Institutional)	51	191	343	785

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 31% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2025 IndexSM.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2025 IndexSM. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2025 IndexSM. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2025 IndexSM by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2025 IndexSM, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2025 IndexSM. By the time the Fund reaches its target year in 2025, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 29, 2012, the Dow Jones Target 2025 IndexSM included equity, fixed income and money market securities in the weights of 57%, 39% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year Institutional Class

Highest Quarter:   2nd Quarter 2009   +15.09%

Lowest Quarter:    4th Quarter 2008   -14.28%

Year-to-date total return as of 3/31/2012 is +7.03%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (Wells Fargo Advantage Dow Jones Target 2025 Fund) (Dow Jones Target Date Funds �� Institutional)	Inception Date of Share Class	1 Year	Performance Since 6/29/2007
Institutional Class	Jun 29, 2007	0.23%	0.80%
Institutional Class (after taxes on distributions)	Jun 29, 2007	(0.83%)	0.08%
Institutional Class (after taxes on distributions and the sale of Fund Shares)	Jun 29, 2007	0.65%	0.36%
Dow Jones Global Target 2025 Index (reflects no deduction for fees, expenses, or taxes)		0.49%	1.19%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		7.84%	7.01%
Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)		1.03%	(1.53%)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(Dow Jones Target Date Funds �� Institutional) | (Wells Fargo Advantage Dow Jones Target 2030 Fund)
Investment Objective
The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2030 IndexSM.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Dow Jones Target 2030 Fund)	Institutional Class (Dow Jones Target Date Funds �� Institutional)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Dow Jones Target 2030 Fund)		Institutional Class (Dow Jones Target Date Funds �� Institutional)
Management Fees		0.23%
Distribution (12b-1) Fees		none
Other Expenses		0.14%
Acquired Fund Fees and Expenses		0.27%
Total Annual Fund Operating Expenses		0.64%
Fee Waiver		0.13%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.51%
[1]	The Adviser has committed through June 30, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, including the underlying master portfolios' fees and expenses, and excluding certain other expenses at the amounts shown above. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Dow Jones Target 2030 Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class (Dow Jones Target Date Funds �� Institutional)	52	192	344	786

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 26% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2030 IndexSM.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2030 IndexSM. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2030 IndexSM. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2030 IndexSM by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2030 IndexSM, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2030 IndexSM. By the time the Fund reaches its target year in 2030, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 29, 2012, the Dow Jones Target 2030 IndexSM included equity, fixed income and money market securities in the weights of 70%, 26% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year Institutional Class

Highest Quarter:   2nd Quarter 2009   +17.78%

Lowest Quarter:    4th Quarter 2008   -17.37%

Year-to-date total return as of 3/31/2012 is +8.53%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (Wells Fargo Advantage Dow Jones Target 2030 Fund) (Dow Jones Target Date Funds �� Institutional)	Inception Date of Share Class	1 Year	5 Years	10 Years
Institutional Class	Jun 30, 2004	(1.37%)	1.44%	3.89%
Institutional Class (after taxes on distributions)	Jun 30, 2004	(2.12%)	0.69%	3.04%
Institutional Class (after taxes on distributions and the sale of Fund Shares)	Jun 30, 2004	(0.54%)	0.92%	3.04%
Dow Jones Global Target 2030 Index (reflects no deduction for fees, expenses, or taxes)		(1.20%)	1.75%	6.37%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		7.84%	6.50%	5.78%
Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)		1.03%	(0.01%)	3.51%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(Dow Jones Target Date Funds �� Institutional) | (Wells Fargo Advantage Dow Jones Target 2035 Fund)
Investment Objective
The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2035 IndexSM.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Dow Jones Target 2035 Fund)	Institutional Class (Dow Jones Target Date Funds �� Institutional)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Dow Jones Target 2035 Fund)		Institutional Class (Dow Jones Target Date Funds �� Institutional)
Management Fees		0.24%
Distribution (12b-1) Fees		none
Other Expenses		0.15%
Acquired Fund Fees and Expenses		0.27%
Total Annual Fund Operating Expenses		0.66%
Fee Waiver		0.14%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.52%
[1]	The Adviser has committed through June 30, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, including the underlying master portfolios' fees and expenses, and excluding certain other expenses at the amounts shown above. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Dow Jones Target 2035 Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class (Dow Jones Target Date Funds �� Institutional)	53	197	354	809

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 22% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2035 IndexSM.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2035 IndexSM. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2035 IndexSM. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2035 IndexSM by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2035 IndexSM, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2035 IndexSM. By the time the Fund reaches its target year in 2035, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 29, 2012, the Dow Jones Target 2035 IndexSM included equity, fixed income and money market securities in the weights of 80%, 16% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year Institutional Class

Highest Quarter:   2nd Quarter 2009   +19.62%

Lowest Quarter:    4th Quarter 2008   -19.41%

Year-to-date total return as of 3/31/2012 is +9.87%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (Wells Fargo Advantage Dow Jones Target 2035 Fund) (Dow Jones Target Date Funds �� Institutional)	Inception Date of Share Class	1 Year	Performance Since 6/29/2007
Institutional Class	Jun 29, 2007	(2.76%)	(0.69%)
Institutional Class (after taxes on distributions)	Jun 29, 2007	(3.42%)	(1.20%)
Institutional Class (after taxes on distributions and the sale of Fund Shares)	Jun 29, 2007	(1.41%)	(0.76%)
Dow Jones Global Target 2035 Index (reflects no deduction for fees, expenses, or taxes)		(2.62%)	(0.50%)
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		7.84%	7.01%
Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)		1.03%	(1.53%)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(Dow Jones Target Date Funds �� Institutional) | (Wells Fargo Advantage Dow Jones Target 2040 Fund)
Investment Objective
The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2040 IndexSM.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Dow Jones Target 2040 Fund)	Institutional Class (Dow Jones Target Date Funds �� Institutional)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Dow Jones Target 2040 Fund)		Institutional Class (Dow Jones Target Date Funds �� Institutional)
Management Fees		0.24%
Distribution (12b-1) Fees		none
Other Expenses		0.14%
Acquired Fund Fees and Expenses		0.27%
Total Annual Fund Operating Expenses		0.65%
Fee Waiver		0.13%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.52%
[1]	The Adviser has committed through June 30, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, including the underlying master portfolios' fees and expenses, and excluding certain other expenses at the amounts shown above. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Dow Jones Target 2040 Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class (Dow Jones Target Date Funds �� Institutional)	53	195	349	798

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 20% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2040 IndexSM.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2040 IndexSM. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2040 IndexSM. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2040 IndexSM by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2040 IndexSM, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2040 IndexSM. By the time the Fund reaches its target year in 2040, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 29, 2012, the Dow Jones Target 2040 IndexSM included equity, fixed income and money market securities in the weights of 87%, 9% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year Institutional Class

Highest Quarter:   2nd Quarter 2009   +20.73%

Lowest Quarter:    4th Quarter 2008   -20.84%

Year-to-date total return as of 3/31/2012 is +10.78%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (Wells Fargo Advantage Dow Jones Target 2040 Fund) (Dow Jones Target Date Funds �� Institutional)	Inception Date of Share Class	1 Year	5 Years	10 Years
Institutional Class	Jun 30, 2004	(3.75%)	0.67%	3.78%
Institutional Class (after taxes on distributions)	Jun 30, 2004	(4.44%)	(0.12%)	3.11%
Institutional Class (after taxes on distributions and the sale of Fund Shares)	Jun 30, 2004	(2.01%)	0.29%	3.05%
Dow Jones Global Target 2040 Index (reflects no deduction for fees, expenses, or taxes)		(3.59%)	0.93%	6.22%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		7.84%	6.50%	5.78%
Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)		1.03%	(0.01%)	3.51%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(Dow Jones Target Date Funds �� Institutional) | (Wells Fargo Advantage Dow Jones Target 2045 Fund)
Investment Objective
The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2045 IndexSM.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Dow Jones Target 2045 Fund)	Institutional Class (Dow Jones Target Date Funds �� Institutional)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Dow Jones Target 2045 Fund)		Institutional Class (Dow Jones Target Date Funds �� Institutional)
Management Fees		0.25%
Distribution (12b-1) Fees		none
Other Expenses		0.15%
Acquired Fund Fees and Expenses		0.27%
Total Annual Fund Operating Expenses		0.67%
Fee Waiver		0.15%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.52%
[1]	The Adviser has committed through June 30, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, including the underlying master portfolios' fees and expenses, and excluding certain other expenses at the amounts shown above. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Dow Jones Target 2045 Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class (Dow Jones Target Date Funds �� Institutional)	53	199	358	820

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 19% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2045 IndexSM.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2045 IndexSM. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2045 IndexSM. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2045 IndexSM by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2045 IndexSM, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2045 IndexSM. By the time the Fund reaches its target year in 2045, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 29, 2012, the Dow Jones Target 2045 IndexSM included equity, fixed income and money market securities in the weights of 90%, 6% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year Institutional Class

Highest Quarter:   2nd Quarter 2009   +20.64%

Lowest Quarter:    4th Quarter 2008   -20.41%

Year-to-date total return as of 3/31/2012 is +11.09%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (Wells Fargo Advantage Dow Jones Target 2045 Fund) (Dow Jones Target Date Funds �� Institutional)	Inception Date of Share Class	1 Year	Performance Since 6/29/2007
Institutional Class	Jun 29, 2007	(4.06%)	(1.06%)
Institutional Class (after taxes on distributions)	Jun 29, 2007	(4.46%)	(1.49%)
Institutional Class (after taxes on distributions and the sale of Fund Shares)	Jun 29, 2007	(2.41%)	(1.04%)
Dow Jones Global Target 2045 Index (reflects no deduction for fees, expenses, or taxes)		(3.99%)	(0.94%)
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		7.84%	7.01%
Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)		1.03%	(1.53%)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(Dow Jones Target Date Funds �� Institutional) | (Wells Fargo Advantage Dow Jones Target 2050 Fund)
Investment Objective
The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2050 IndexSM.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Dow Jones Target 2050 Fund)	Institutional Class (Dow Jones Target Date Funds �� Institutional)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Dow Jones Target 2050 Fund)		Institutional Class (Dow Jones Target Date Funds �� Institutional)
Management Fees		0.24%
Distribution (12b-1) Fees		none
Other Expenses		0.15%
Acquired Fund Fees and Expenses		0.27%
Total Annual Fund Operating Expenses		0.66%
Fee Waiver		0.14%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.52%
[1]	The Adviser has committed through June 30, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, including the underlying master portfolios' fees and expenses, and excluding certain other expenses at the amounts shown above. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Dow Jones Target 2050 Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class (Dow Jones Target Date Funds �� Institutional)	53	197	354	809

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 19% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2050 IndexSM.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2050 IndexSM. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2050 IndexSM. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2050 IndexSM by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2050 IndexSM, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2050 IndexSM. By the time the Fund reaches its target year in 2050, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 29, 2012, the Dow Jones Target 2050 IndexSM included equity, fixed income and money market securities in the weights of 90%, 6% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year Institutional Class

Highest Quarter:   2nd Quarter 2009   +20.91%

Lowest Quarter:    4th Quarter 2008   -20.62%

Year-to-date total return as of 3/31/2012 is +11.16%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (Wells Fargo Advantage Dow Jones Target 2050 Fund) (Dow Jones Target Date Funds �� Institutional)	Inception Date of Share Class	1 Year	Performance Since 6/29/2007
Institutional Class	Jun 29, 2007	(4.07%)	(1.10%)
Institutional Class (after taxes on distributions)	Jun 29, 2007	(4.94%)	(1.72%)
Institutional Class (after taxes on distributions and the sale of Fund Shares)	Jun 29, 2007	(2.09%)	(1.14%)
Dow Jones Global Target 2050 Index (reflects no deduction for fees, expenses, or taxes)		(4.00%)	(0.95%)
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		7.84%	7.01%
Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)		1.03%	(1.53%)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(Dow Jones Target Date Funds �� Institutional) | (Wells Fargo Advantage Dow Jones Target 2055 Fund)
Investment Objective
The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2055 IndexSM.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Dow Jones Target 2055 Fund)	Institutional Class (Dow Jones Target Date Funds �� Institutional)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses (Wells Fargo Advantage Dow Jones Target 2055 Fund)		Institutional Class (Dow Jones Target Date Funds �� Institutional)
Management Fees		0.25%
Distribution (12b-1) Fees		none
Other Expenses		3.29%
Acquired Fund Fees and Expenses		0.27%
Total Annual Fund Operating Expenses		3.81%
Fee Waiver		3.29%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.52%
[1]	The Adviser has committed through June 30, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, including the underlying master portfolios' fees and expenses, and excluding certain other expenses at the amounts shown above. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Dow Jones Target 2055 Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class (Dow Jones Target Date Funds �� Institutional)	53	859	1,684	3,833

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 19% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2055 IndexSM.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2055 IndexSM. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2055 IndexSM. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2055 IndexSM by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2055 IndexSM, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2055 IndexSM. By the time the Fund reaches its target year in 2055, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 29, 2012, the Dow Jones Target 2055 IndexSM included equity, fixed income and money market securities in the weights of 90%, 6% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance
Since the Fund does not yet have a full calendar year of performance, no performance information is available.

[1]	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.

(Wells Fargo Advantage Dow Jones Target Today Fund)
Investment Objective
The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target Today IndexSM.
Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds��. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 45 and 47 of the Prospectus and "Additional Purchase and Redemption Information" on page 52 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Dow Jones Target Date Funds �� Retail) (Wells Fargo Advantage Dow Jones Target Today Fund)	Class A		Class B	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none	[1]	5.00%	1.00%
[1]	Investments of $1 million or more are not subject to a front-end sales charge but will be subject to a deferred sales charge of 1.00% if redeemed within 18 months.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Dow Jones Target Date Funds �� Retail) (Wells Fargo Advantage Dow Jones Target Today Fund)		Class A	Class B	Class C
Management Fees		0.24%	0.24%	0.24%
Distribution (12b-1) Fees		none	0.75%	0.75%
Other Expenses		0.58%	0.58%	0.58%
Acquired Fund Fees and Expenses		0.25%	0.25%	0.25%
Total Annual Fund Operating Expenses		1.07%	1.82%	1.82%
Fee Waiver		0.11%	0.11%	0.11%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.96%	1.71%	1.71%
[1]	The Adviser has committed through June 30, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, including the underlying master portfolios' fees and expenses, and excluding certain other expenses at the amounts shown above. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Dow Jones Target Today Fund) (Dow Jones Target Date Funds �� Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	667	885	1,121	1,796
Class B	674	862	1,175	1,839
Class C	274	562	975	2,128

Expense Example, No Redemption (Wells Fargo Advantage Dow Jones Target Today Fund) (Dow Jones Target Date Funds �� Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class B	174	562	975	1,839
Class C	174	562	975	2,128

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 46% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target Today IndexSM.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target Today IndexSM. Similar to the methodology of the index, the Fund's investment strategy is to maintain a relatively fixed level of potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. The Wells Fargo Advantage Dow Jones Target Today Fund is the most conservative Fund within the Wells Fargo Advantage Dow Jones Target Date Funds series. Within the series, each Fund's target year serves as a guide to the relative market risk exposure of the Fund's allocation of assets among equity, fixed income and money market instruments asset classes, and your decision to invest in this or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "Today" designation in the Fund's name corresponds to the naming convention of the Dow Jones Target Today IndexSM, an index designed to represent the targeted level of relative market risk exposure 10 years past a dated Fund's targeted year. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time. In addition, there is no guarantee that an investor's investment in the Fund will provide income adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target Today IndexSM by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target Today IndexSM, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target Today IndexSM. As of February 29, 2012, the Dow Jones Target Today IndexSM included equity, fixed income and money market securities in the weights of 16%, 79% and 5%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)

Highest Quarter:   2nd Quarter 2003   +7.24%

Lowest Quarter:    3rd Quarter 2002   -4.40%

Year-to-date total return as of 3/31/2012 is +1.79%

Average Annual Total Returns for the periods ended 12/31/2011 (Returns reflect applicable sales charges)
Average Annual Total Returns (Wells Fargo Advantage Dow Jones Target Today Fund) (Dow Jones Target Date Funds �� Retail)	Inception Date of Share Class	1 Year	5 Years	10 Years
Class A	Mar 1, 1994	(1.79%)	3.22%	3.54%
Class A (after taxes on distributions)	Mar 1, 1994	(2.58%)	2.19%	2.55%
Class A (after taxes on distributions and the sale of Fund Shares)	Mar 1, 1994	(1.10%)	2.16%	2.51%
Class B	Aug 1, 1998	(1.47%)	3.34%	3.65%
Class C	Dec 1, 1998	2.50%	3.69%	3.42%
Dow Jones Global Target Today Index (reflects no deduction for fees, expenses, or taxes)		5.26%	5.50%	6.37%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		7.84%	6.50%	5.78%
Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)		1.03%	(0.01%)	3.51%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.

(Wells Fargo Advantage Dow Jones Target 2010 Fund)
Investment Objective
The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2010 IndexSM.
Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds��. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 45 and 47 of the Prospectus and "Additional Purchase and Redemption Information" on page 52 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Dow Jones Target Date Funds �� Retail) (Wells Fargo Advantage Dow Jones Target 2010 Fund)	Class A		Class B	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none	[1]	5.00%	1.00%
[1]	Investments of $1 million or more are not subject to a front-end sales charge but will be subject to a deferred sales charge of 1.00% if redeemed within 18 months.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Dow Jones Target Date Funds �� Retail) (Wells Fargo Advantage Dow Jones Target 2010 Fund)		Class A	Class B	Class C
Management Fees		0.24%	0.24%	0.24%
Distribution (12b-1) Fees		none	0.75%	0.75%
Other Expenses		0.58%	0.58%	0.58%
Acquired Fund Fees and Expenses		0.26%	0.26%	0.26%
Total Annual Fund Operating Expenses		1.08%	1.83%	1.83%
Fee Waiver		0.09%	0.09%	0.09%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.99%	1.74%	1.74%
[1]	The Adviser has committed through June 30, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, including the underlying master portfolios' fees and expenses, and excluding certain other expenses at the amounts shown above. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Dow Jones Target 2010 Fund) (Dow Jones Target Date Funds �� Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	670	890	1,128	1,809
Class B	677	867	1,182	1,852
Class C	277	567	982	2,141

Expense Example, No Redemption (Wells Fargo Advantage Dow Jones Target 2010 Fund) (Dow Jones Target Date Funds �� Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class B	177	567	982	1,852
Class C	177	567	982	2,141

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 43% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2010 IndexSM.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2010 IndexSM. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2010 IndexSM. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2010 IndexSM by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2010 IndexSM, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2010 IndexSM. As the Fund has now reached its target year, its risk exposure approaches 27% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 29, 2012, the Dow Jones Target 2010 IndexSM included equity, fixed income and money market securities in the weights of 22%, 74% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)

Highest Quarter:   2nd Quarter 2003   +9.19%

Lowest Quarter:    3rd Quarter 2002   -8.62%

Year-to-date total return as of 3/31/2012 is +2.48%

Average Annual Total Returns for the periods ended 12/31/2011 (Returns reflect applicable sales charges)
Average Annual Total Returns (Wells Fargo Advantage Dow Jones Target 2010 Fund) (Dow Jones Target Date Funds �� Retail)	Inception Date of Share Class	1 Year	5 Years	10 Years
Class A	Mar 1, 1994	(2.43%)	2.40%	3.32%
Class A (after taxes on distributions)	Mar 1, 1994	(2.96%)	1.48%	2.48%
Class A (after taxes on distributions and the sale of Fund Shares)	Mar 1, 1994	(1.48%)	1.54%	2.43%
Class B	Mar 1, 1997	(2.27%)	2.47%	3.43%
Class C	Dec 1, 1998	1.75%	2.83%	3.19%
Dow Jones Global Target 2010 Index (reflects no deduction for fees, expenses, or taxes)		4.49%	4.68%	6.37%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		7.84%	6.50%	5.78%
Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)		1.03%	(0.01%)	3.51%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.

(Wells Fargo Advantage Dow Jones Target 2020 Fund)
Investment Objective
The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2020 IndexSM.
Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds��. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 45 and 47 of the Prospectus and "Additional Purchase and Redemption Information" on page 52 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Dow Jones Target Date Funds �� Retail) (Wells Fargo Advantage Dow Jones Target 2020 Fund)	Class A		Class B	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none	[1]	5.00%	1.00%
[1]	Investments of $1 million or more are not subject to a front-end sales charge but will be subject to a deferred sales charge of 1.00% if redeemed within 18 months.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Dow Jones Target Date Funds �� Retail) (Wells Fargo Advantage Dow Jones Target 2020 Fund)		Class A	Class B	Class C
Management Fees		0.22%	0.22%	0.22%
Distribution (12b-1) Fees		none	0.75%	0.75%
Other Expenses		0.57%	0.57%	0.57%
Acquired Fund Fees and Expenses		0.26%	0.26%	0.26%
Total Annual Fund Operating Expenses		1.05%	1.80%	1.80%
Fee Waiver		0.04%	0.04%	0.04%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.01%	1.76%	1.76%
[1]	The Adviser has committed through June 30, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, including the underlying master portfolios' fees and expenses, and excluding certain other expenses at the amounts shown above. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Dow Jones Target 2020 Fund) (Dow Jones Target Date Funds �� Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	672	886	1,117	1,780
Class B	679	863	1,171	1,823
Class C	279	563	971	2,113

Expense Example, No Redemption (Wells Fargo Advantage Dow Jones Target 2020 Fund) (Dow Jones Target Date Funds �� Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class B	179	563	971	1,823
Class C	179	563	971	2,113

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 35% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2020 IndexSM.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2020 IndexSM. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2020 IndexSM. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2020 IndexSM by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2020 IndexSM, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2020 IndexSM. By the time the Fund reaches its target year in 2020, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 29, 2012, the Dow Jones Target 2020 IndexSM included equity, fixed income and money market securities in the weights of 44%, 52% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)

Highest Quarter:   2nd Quarter 2009   +12.41%

Lowest Quarter:    3rd Quarter 2002   -11.79%

Year-to-date total return as of 3/31/2012 is +5.16%

Average Annual Total Returns for the periods ended 12/31/2011 (Returns reflect applicable sales charges)
Average Annual Total Returns (Wells Fargo Advantage Dow Jones Target 2020 Fund) (Dow Jones Target Date Funds �� Retail)	Inception Date of Share Class	1 Year	5 Years	10 Years
Class A	Mar 1, 1994	(4.61%)	0.95%	3.03%
Class A (after taxes on distributions)	Mar 1, 1994	(5.09%)	0.19%	2.34%
Class A (after taxes on distributions and the sale of Fund Shares)	Mar 1, 1994	(2.85%)	0.44%	2.32%
Class B	Mar 1, 1997	(4.59%)	1.01%	3.13%
Class C	Dec 1, 1998	(0.57%)	1.40%	2.90%
Dow Jones Global Target 2020 Index (reflects no deduction for fees, expenses, or taxes)		2.01%	3.10%	6.39%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		7.84%	6.50%	5.78%
Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)		1.03%	(0.01%)	3.51%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.

(Wells Fargo Advantage Dow Jones Target 2030 Fund)
Investment Objective
The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2030 IndexSM.
Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds��. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 45 and 47 of the Prospectus and "Additional Purchase and Redemption Information" on page 52 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Dow Jones Target Date Funds �� Retail) (Wells Fargo Advantage Dow Jones Target 2030 Fund)	Class A		Class B	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none	[1]	5.00%	1.00%
[1]	Investments of $1 million or more are not subject to a front-end sales charge but will be subject to a deferred sales charge of 1.00% if redeemed within 18 months.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Dow Jones Target Date Funds �� Retail) (Wells Fargo Advantage Dow Jones Target 2030 Fund)		Class A	Class B	Class C
Management Fees		0.23%	0.23%	0.23%
Distribution (12b-1) Fees		none	0.75%	0.75%
Other Expenses		0.57%	0.57%	0.57%
Acquired Fund Fees and Expenses		0.27%	0.27%	0.27%
Total Annual Fund Operating Expenses		1.07%	1.82%	1.82%
Fee Waiver		0.05%	0.05%	0.05%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.02%	1.77%	1.77%
[1]	The Adviser has committed through June 30, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, including the underlying master portfolios' fees and expenses, and excluding certain other expenses at the amounts shown above. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Dow Jones Target 2030 Fund) (Dow Jones Target Date Funds �� Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	673	891	1,127	1,801
Class B	680	868	1,181	1,844
Class C	280	568	981	2,133

Expense Example, No Redemption (Wells Fargo Advantage Dow Jones Target 2030 Fund) (Dow Jones Target Date Funds �� Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class B	180	568	981	1,844
Class C	180	568	981	2,133

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 26% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2030 IndexSM.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2030 IndexSM. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2030 IndexSM. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2030 IndexSM by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2030 IndexSM, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2030 IndexSM. By the time the Fund reaches its target year in 2030, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 29, 2012, the Dow Jones Target 2030 IndexSM included equity, fixed income and money market securities in the weights of 70%, 26% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)

Highest Quarter:   2nd Quarter 2009   +17.61%

Lowest Quarter:    4th Quarter 2008   -17.43%

Year-to-date total return as of 3/31/2012 is +8.40%

Average Annual Total Returns for the periods ended 12/31/2011 (Returns reflect applicable sales charges)
Average Annual Total Returns (Wells Fargo Advantage Dow Jones Target 2030 Fund) (Dow Jones Target Date Funds �� Retail)	Inception Date of Share Class	1 Year	5 Years	10 Years
Class A	Mar 1, 1994	(7.51%)	(0.27%)	2.80%
Class A (after taxes on distributions)	Mar 1, 1994	(8.09%)	(0.89%)	2.07%
Class A (after taxes on distributions and the sale of Fund Shares)	Mar 1, 1994	(4.59%)	(0.48%)	2.14%
Class B	Mar 1, 1997	(7.63%)	(0.23%)	2.91%
Class C	Dec 1, 1998	(3.61%)	0.17%	2.68%
Dow Jones Global Target 2030 Index (reflects no deduction for fees, expenses, or taxes)		(1.20%)	1.75%	6.37%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		7.84%	6.50%	5.78%
Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)		1.03%	(0.01%)	3.51%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.

(Wells Fargo Advantage Dow Jones Target 2040 Fund)
Investment Objective
The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2040 IndexSM.
Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds��. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 45 and 47 of the Prospectus and "Additional Purchase and Redemption Information" on page 52 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Dow Jones Target Date Funds �� Retail) (Wells Fargo Advantage Dow Jones Target 2040 Fund)	Class A		Class B	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none	[1]	5.00%	1.00%
[1]	Investments of $1 million or more are not subject to a front-end sales charge but will be subject to a deferred sales charge of 1.00% if redeemed within 18 months.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Dow Jones Target Date Funds �� Retail) (Wells Fargo Advantage Dow Jones Target 2040 Fund)		Class A	Class B	Class C
Management Fees		0.24%	0.24%	0.24%
Distribution (12b-1) Fees		none	0.75%	0.75%
Other Expenses		0.57%	0.57%	0.57%
Acquired Fund Fees and Expenses		0.27%	0.27%	0.27%
Total Annual Fund Operating Expenses		1.08%	1.83%	1.83%
Fee Waiver		0.05%	0.05%	0.05%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.03%	1.78%	1.78%
[1]	The Adviser has committed through June 30, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, including the underlying master portfolios' fees and expenses, and excluding certain other expenses at the amounts shown above. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Dow Jones Target 2040 Fund) (Dow Jones Target Date Funds �� Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	674	894	1,132	1,812
Class B	681	871	1,186	1,855
Class C	281	571	986	2,144

Expense Example, No Redemption (Wells Fargo Advantage Dow Jones Target 2040 Fund) (Dow Jones Target Date Funds �� Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class B	181	571	986	1,855
Class C	181	571	986	2,144

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 20% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2040 IndexSM.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2040 IndexSM. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2040 IndexSM. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2040 IndexSM by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2040 IndexSM, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2040 IndexSM. By the time the Fund reaches its target year in 2040, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 29, 2012, the Dow Jones Target 2040 IndexSM included equity, fixed income and money market securities in the weights of 87%, 9% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)

Highest Quarter:   2nd Quarter 2009   +20.62%

Lowest Quarter:    4th Quarter 2008   -20.87%

Year-to-date total return as of 3/31/2012 is +10.63%

Average Annual Total Returns for the periods ended 12/31/2011 (Returns reflect applicable sales charges)
Average Annual Total Returns (Wells Fargo Advantage Dow Jones Target 2040 Fund) (Dow Jones Target Date Funds �� Retail)	Inception Date of Share Class	1 Year	5 Years	10 Years
Class A	Mar 1, 1994	(9.69%)	(1.01%)	2.69%
Class A (after taxes on distributions)	Mar 1, 1994	(10.22%)	(1.70%)	2.12%
Class A (after taxes on distributions and the sale of Fund Shares)	Mar 1, 1994	(5.93%)	(1.10%)	2.14%
Class B	Mar 1, 1997	(9.97%)	(1.02%)	2.80%
Class C	Jul 1, 1998	(5.92%)	(0.59%)	2.56%
Dow Jones Global Target 2040 Index (reflects no deduction for fees, expenses, or taxes)		(3.59%)	0.93%	6.22%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		7.84%	6.50%	5.78%
Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)		1.03%	(0.01%)	3.51%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.

(Wells Fargo Advantage Dow Jones Target Today Fund)
Investment Objective
The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target Today IndexSM.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Dow Jones Target Today Fund)	Administrator Class (Dow Jones Target Date Funds �� Administrator)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Dow Jones Target Today Fund)		Administrator Class (Dow Jones Target Date Funds �� Administrator)
Management Fees		0.24%
Distribution (12b-1) Fees		none
Other Expenses		0.42%
Acquired Fund Fees and Expenses		0.25%
Total Annual Fund Operating Expenses		0.91%
Fee Waiver		0.11%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.80%
[1]	The Adviser has committed through June 30, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, including the underlying master portfolios' fees and expenses, and excluding certain other expenses at the amounts shown above. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Dow Jones Target Today Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Administrator Class (Dow Jones Target Date Funds �� Administrator)	82	279	493	1,109

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 46% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target Today IndexSM.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target Today IndexSM. Similar to the methodology of the index, the Fund's investment strategy is to maintain a relatively fixed level of potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. The Wells Fargo Advantage Dow Jones Target Today Fund is the most conservative Fund within the Wells Fargo Advantage Dow Jones Target Date Funds series. Within the series, each Fund's target year serves as a guide to the relative market risk exposure of the Fund's allocation of assets among equity, fixed income and money market instruments asset classes, and your decision to invest in this or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "Today" designation in the Fund's name corresponds to the naming convention of the Dow Jones Target Today IndexSM, an index designed to represent the targeted level of relative market risk exposure 10 years past a dated Fund's targeted year. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time. In addition, there is no guarantee that an investor's investment in the Fund will provide income adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target Today IndexSM by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target Today IndexSM, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target Today IndexSM. As of February 29, 2012, the Dow Jones Target Today IndexSM included equity, fixed income and money market securities in the weights of 16%, 79% and 5%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year Administrator Class

Highest Quarter:   2nd Quarter 2003   +7.21%

Lowest Quarter:    3rd Quarter 2002   -4.36%

Year-to-date total return as of 3/31/2012 is +1.85%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (Wells Fargo Advantage Dow Jones Target Today Fund) (Dow Jones Target Date Funds �� Administrator)	Inception Date of Share Class	1 Year	5 Years	10 Years
Administrator Class	Nov 8, 1999	4.42%	4.69%	4.43%
Administrator Class (after taxes on distributions)	Nov 8, 1999	3.53%	3.58%	3.36%
Administrator Class (after taxes on distributions and the sale of Fund Shares)	Nov 8, 1999	2.94%	3.39%	3.24%
Dow Jones Global Target Today Index (reflects no deduction for fees, expenses, or taxes)		5.26%	5.50%	6.37%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		7.84%	6.50%	5.78%
Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)		1.03%	(0.01%)	3.51%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(Wells Fargo Advantage Dow Jones Target 2010 Fund)
Investment Objective
The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2010 IndexSM.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Dow Jones Target 2010 Fund)	Administrator Class (Dow Jones Target Date Funds �� Administrator)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Dow Jones Target 2010 Fund)		Administrator Class (Dow Jones Target Date Funds �� Administrator)
Management Fees		0.24%
Distribution (12b-1) Fees		none
Other Expenses		0.42%
Acquired Fund Fees and Expenses		0.26%
Total Annual Fund Operating Expenses		0.92%
Fee Waiver		0.09%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.83%
[1]	The Adviser has committed through June 30, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, including the underlying master portfolios' fees and expenses, and excluding certain other expenses at the amounts shown above. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Dow Jones Target 2010 Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Administrator Class (Dow Jones Target Date Funds �� Administrator)	85	284	500	1,123

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 43% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2010 IndexSM.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2010 IndexSM. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2010 IndexSM. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2010 IndexSM by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2010 IndexSM, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2010 IndexSM. As the Fund has now reached its target year, its risk exposure approaches 27% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 29, 2012, the Dow Jones Target 2010 IndexSM included equity, fixed income and money market securities in the weights of 22%, 74% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year Administrator Class

Highest Quarter:   2nd Quarter 2003    +9.30%

Lowest Quarter:    3rd Quarter 2002    -8.55%

Year-to-date total return as of 3/31/2012 is +2.53%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (Wells Fargo Advantage Dow Jones Target 2010 Fund) (Dow Jones Target Date Funds �� Administrator)	Inception Date of Share Class	1 Year	5 Years	10 Years
Administrator Class	Nov 8, 1999	3.70%	3.86%	4.22%
Administrator Class (after taxes on distributions)	Nov 8, 1999	3.10%	2.86%	3.29%
Administrator Class (after taxes on distributions and the sale of Fund Shares)	Nov 8, 1999	2.52%	2.76%	3.16%
Dow Jones Global Target 2010 Index (reflects no deduction for fees, expenses, or taxes)		4.49%	4.68%	6.37%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		7.84%	6.50%	5.78%
Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)		1.03%	(0.01%)	3.51%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(Wells Fargo Advantage Dow Jones Target 2015 Fund)
Investment Objective
The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2015 IndexSM.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Dow Jones Target 2015 Fund)	Administrator Class (Dow Jones Target Date Funds �� Administrator)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Dow Jones Target 2015 Fund)		Administrator Class (Dow Jones Target Date Funds �� Administrator)
Management Fees		0.24%
Distribution (12b-1) Fees		none
Other Expenses		0.42%
Acquired Fund Fees and Expenses		0.26%
Total Annual Fund Operating Expenses		0.92%
Fee Waiver		0.08%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.84%
[1]	The Adviser has committed through June 30, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, including the underlying master portfolios' fees and expenses, and excluding certain other expenses at the amounts shown above. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Dow Jones Target 2015 Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Administrator Class (Dow Jones Target Date Funds �� Administrator)	86	285	501	1,124

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 40% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2015 IndexSM.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2015 IndexSM. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2015 IndexSM. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2015 IndexSM by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2015 IndexSM, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2015 IndexSM. By the time the Fund reaches its target year in 2015, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 29, 2012, the Dow Jones Target 2015 IndexSM included equity, fixed income and money market securities in the weights of 31%, 65% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year Administrator Class

Highest Quarter:   2nd Quarter 2009    +9.98%

Lowest Quarter:    4th Quarter 2008    -7.19%

Year-to-date total return as of 3/31/2012 is +3.67%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (Wells Fargo Advantage Dow Jones Target 2015 Fund) (Dow Jones Target Date Funds �� Administrator)	Inception Date of Share Class	1 Year	Performance Since 6/29/2007
Administrator Class	Jun 29, 2007	2.67%	2.60%
Administrator Class (after taxes on distributions)	Jun 29, 2007	1.93%	1.63%
Administrator Class (after taxes on distributions and the sale of Fund Shares)	Jun 29, 2007	2.00%	1.69%
Dow Jones Global Target 2015 Index (reflects no deduction for fees, expenses, or taxes)		3.42%	3.39%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		7.84%	7.01%
Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)		1.03%	(1.53%)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(Wells Fargo Advantage Dow Jones Target 2020 Fund)
Investment Objective
The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2020 IndexSM.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Dow Jones Target 2020 Fund)	Administrator Class (Dow Jones Target Date Funds �� Administrator)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Dow Jones Target 2020 Fund)		Administrator Class (Dow Jones Target Date Funds �� Administrator)
Management Fees		0.22%
Distribution (12b-1) Fees		none
Other Expenses		0.41%
Acquired Fund Fees and Expenses		0.26%
Total Annual Fund Operating Expenses		0.89%
Fee Waiver		0.04%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.85%
[1]	The Adviser has committed through June 30, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, including the underlying master portfolios' fees and expenses, and excluding certain other expenses at the amounts shown above. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Dow Jones Target 2020 Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Administrator Class (Dow Jones Target Date Funds �� Administrator)	87	280	489	1,092

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 35% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2020 IndexSM.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2020 IndexSM. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2020 IndexSM. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2020 IndexSM by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2020 IndexSM, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2020 IndexSM. By the time the Fund reaches its target year in 2020, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 29, 2012, the Dow Jones Target 2020 IndexSM included equity, fixed income and money market securities in the weights of 44%, 52% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year Administrator Class

Highest Quarter:   2nd Quarter 2009   +12.39%

Lowest Quarter:    3rd Quarter 2002   -11.76%

Year-to-date total return as of 3/31/2012 is +5.24%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (Wells Fargo Advantage Dow Jones Target 2020 Fund) (Dow Jones Target Date Funds �� Administrator)	Inception Date of Share Class	1 Year	5 Years	10 Years
Administrator Class	Nov 8, 1999	1.34%	2.41%	3.93%
Administrator Class (after taxes on distributions)	Nov 8, 1999	0.78%	1.58%	3.17%
Administrator Class (after taxes on distributions and the sale of Fund Shares)	Nov 8, 1999	1.04%	1.65%	3.07%
Dow Jones Global Target 2020 Index (reflects no deduction for fees, expenses, or taxes)		2.01%	3.10%	6.39%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		7.84%	6.50%	5.78%
Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)		1.03%	(0.01%)	3.51%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(Wells Fargo Advantage Dow Jones Target 2025 Fund)
Investment Objective
The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2025 IndexSM.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Dow Jones Target 2025 Fund)	Administrator Class (Dow Jones Target Date Funds �� Administrator)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Dow Jones Target 2025 Fund)		Administrator Class (Dow Jones Target Date Funds �� Administrator)
Management Fees		0.23%
Distribution (12b-1) Fees		none
Other Expenses		0.42%
Acquired Fund Fees and Expenses		0.26%
Total Annual Fund Operating Expenses		0.91%
Fee Waiver		0.06%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.85%
[1]	The Adviser has committed through June 30, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, including the underlying master portfolios' fees and expenses, and excluding certain other expenses at the amounts shown above. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Dow Jones Target 2025 Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Administrator Class (Dow Jones Target Date Funds �� Administrator)	87	284	498	1,114

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 31% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2025 IndexSM.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2025 IndexSM. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2025 IndexSM. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2025 IndexSM by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2025 IndexSM, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2025 IndexSM. By the time the Fund reaches its target year in 2025, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 29, 2012, the Dow Jones Target 2025 IndexSM included equity, fixed income and money market securities in the weights of 57%, 39% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year Administrator Class

Highest Quarter:   2nd Quarter 2009   +15.09%

Lowest Quarter:    4th Quarter 2008   -14.28%

Year-to-date total return as of 3/31/2012 is +6.94%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (Wells Fargo Advantage Dow Jones Target 2025 Fund) (Dow Jones Target Date Funds �� Administrator)	Inception Date of Share Class	1 Year	Performance Since 6/29/2007
Administrator Class	Jun 29, 2007	(0.13%)	0.56%
Administrator Class (after taxes on distributions)	Jun 29, 2007	(1.08%)	(0.07%)
Administrator Class (after taxes on distributions and the sale of Fund Shares)	Jun 29, 2007	0.39%	0.20%
Dow Jones Global Target 2025 Index (reflects no deduction for fees, expenses, or taxes)		0.49%	1.19%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		7.84%	7.01%
Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)		1.03%	(1.53%)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(Wells Fargo Advantage Dow Jones Target 2030 Fund)
Investment Objective
The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2030 IndexSM.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Dow Jones Target 2030 Fund)	Administrator Class (Dow Jones Target Date Funds �� Administrator)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Dow Jones Target 2030 Fund)		Administrator Class (Dow Jones Target Date Funds �� Administrator)
Management Fees		0.23%
Distribution (12b-1) Fees		none
Other Expenses		0.41%
Acquired Fund Fees and Expenses		0.27%
Total Annual Fund Operating Expenses		0.91%
Fee Waiver		0.05%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.86%
[1]	The Adviser has committed through June 30, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, including the underlying master portfolios' fees and expenses, and excluding certain other expenses at the amounts shown above. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Dow Jones Target 2030 Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Administrator Class (Dow Jones Target Date Funds �� Administrator)	88	285	499	1,115

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 26% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2030 IndexSM.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2030 IndexSM. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2030 IndexSM. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2030 IndexSM by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2030 IndexSM, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2030 IndexSM. By the time the Fund reaches its target year in 2030, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 29, 2012, the Dow Jones Target 2030 IndexSM included equity, fixed income and money market securities in the weights of 70%, 26% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year Administrator Class

Highest Quarter:   2nd Quarter 2009   +17.79%

Lowest Quarter:    4th Quarter 2008   -17.35%

Year-to-date total return as of 3/31/2012 is +8.38%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (Wells Fargo Advantage Dow Jones Target 2030 Fund) (Dow Jones Target Date Funds �� Administrator)	Inception Date of Share Class	1 Year	5 Years	10 Years
Administrator Class	Nov 8, 1999	(1.72%)	1.16%	3.69%
Administrator Class (after taxes on distributions)	Nov 8, 1999	(2.36%)	0.49%	2.90%
Administrator Class (after taxes on distributions and the sale of Fund Shares)	Nov 8, 1999	(0.79%)	0.72%	2.89%
Dow Jones Global Target 2030 Index (reflects no deduction for fees, expenses, or taxes)		(1.20%)	1.75%	6.37%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		7.84%	6.50%	5.78%
Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)		1.03%	(0.01%)	3.51%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(Wells Fargo Advantage Dow Jones Target 2035 Fund)
Investment Objective
The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2035 IndexSM.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Dow Jones Target 2035 Fund)	Administrator Class (Dow Jones Target Date Funds �� Administrator)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Dow Jones Target 2035 Fund)		Administrator Class (Dow Jones Target Date Funds �� Administrator)
Management Fees		0.24%
Distribution (12b-1) Fees		none
Other Expenses		0.42%
Acquired Fund Fees and Expenses		0.27%
Total Annual Fund Operating Expenses		0.93%
Fee Waiver		0.06%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.87%
[1]	The Adviser has committed through June 30, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, including the underlying master portfolios' fees and expenses, and excluding certain other expenses at the amounts shown above. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Dow Jones Target 2035 Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Administrator Class (Dow Jones Target Date Funds �� Administrator)	89	290	509	1,137

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 22% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2035 IndexSM.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2035 IndexSM. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2035 IndexSM. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2035 IndexSM by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2035 IndexSM, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2035 IndexSM. By the time the Fund reaches its target year in 2035, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 29, 2012, the Dow Jones Target 2035 IndexSM included equity, fixed income and money market securities in the weights of 80%, 16% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year Administrator Class

Highest Quarter:   2nd Quarter 2009    +19.51%

Lowest Quarter:    4th Quarter 2008    -19.31%

Year-to-date total return as of 3/31/2012 is +9.76%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (Wells Fargo Advantage Dow Jones Target 2035 Fund) (Dow Jones Target Date Funds �� Administrator)	Inception Date of Share Class	1 Year	Performance Since 6/29/2007
Administrator Class	Jun 29, 2007	(3.14%)	(1.03%)
Administrator Class (after taxes on distributions)	Jun 29, 2007	(3.72%)	(1.43%)
Administrator Class (after taxes on distributions and the sale of Fund Shares)	Jun 29, 2007	(1.69%)	(1.01%)
Dow Jones Global Target 2035 Index (reflects no deduction for fees, expenses, or taxes)		(2.62%)	(0.50%)
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		7.84%	7.01%
Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)		1.03%	(1.53%)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(Wells Fargo Advantage Dow Jones Target 2040 Fund)
Investment Objective
The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2040 IndexSM.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Dow Jones Target 2040 Fund)	Administrator Class (Dow Jones Target Date Funds �� Administrator)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Dow Jones Target 2040 Fund)		Administrator Class (Dow Jones Target Date Funds �� Administrator)
Management Fees		0.24%
Distribution (12b-1) Fees		none
Other Expenses		0.41%
Acquired Fund Fees and Expenses		0.27%
Total Annual Fund Operating Expenses		0.92%
Fee Waiver		0.05%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.87%
[1]	The Adviser has committed through June 30, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, including the underlying master portfolios' fees and expenses, and excluding certain other expenses at the amounts shown above. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Dow Jones Target 2040 Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Administrator Class (Dow Jones Target Date Funds �� Administrator)	89	288	504	1,127

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 20% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2040 IndexSM.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2040 IndexSM. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2040 IndexSM. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2040 IndexSM by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2040 IndexSM, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2040 IndexSM. By the time the Fund reaches its target year in 2040, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 29, 2012, the Dow Jones Target 2040 IndexSM included equity, fixed income and money market securities in the weights of 87%, 9% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year Administrator Class

Highest Quarter:   2nd Quarter 2009    +20.64%

Lowest Quarter:    4th Quarter 2008    -20.91%

Year-to-date total return as of 3/31/2012 is +10.66%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (Wells Fargo Advantage Dow Jones Target 2040 Fund) (Dow Jones Target Date Funds �� Administrator)	Inception Date of Share Class	1 Year	5 Years	10 Years
Administrator Class	Nov 8, 1999	(4.03%)	0.40%	3.58%
Administrator Class (after taxes on distributions)	Nov 8, 1999	(4.63%)	(0.34%)	2.95%
Administrator Class (after taxes on distributions and the sale of Fund Shares)	Nov 8, 1999	(2.23%)	0.08%	2.89%
Dow Jones Global Target 2040 Index (reflects no deduction for fees, expenses, or taxes)		(3.59%)	0.93%	6.22%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		7.84%	6.50%	5.78%
Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)		1.03%	(0.01%)	3.51%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(Wells Fargo Advantage Dow Jones Target 2045 Fund)
Investment Objective
The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2045 IndexSM.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Dow Jones Target 2045 Fund)	Administrator Class (Dow Jones Target Date Funds �� Administrator)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Dow Jones Target 2045 Fund)		Administrator Class (Dow Jones Target Date Funds �� Administrator)
Management Fees		0.25%
Distribution (12b-1) Fees		none
Other Expenses		0.42%
Acquired Fund Fees and Expenses		0.27%
Total Annual Fund Operating Expenses		0.94%
Fee Waiver		0.07%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.87%
[1]	The Adviser has committed through June 30, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, including the underlying master portfolios' fees and expenses, and excluding certain other expenses at the amounts shown above. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Dow Jones Target 2045 Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Administrator Class (Dow Jones Target Date Funds �� Administrator)	89	293	513	1,148

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 19% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2045 IndexSM.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2045 IndexSM. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2045 IndexSM. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2045 IndexSM by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2045 IndexSM, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2045 IndexSM. By the time the Fund reaches its target year in 2045, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 29, 2012, the Dow Jones Target 2045 IndexSM included equity, fixed income and money market securities in the weights of 90%, 6% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year Administrator Class

Highest Quarter:   2nd Quarter 2009   +20.59%

Lowest Quarter:    4th Quarter 2008   -20.25%

Year-to-date total return as of 3/31/2012 is +11.08%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (Wells Fargo Advantage Dow Jones Target 2045 Fund) (Dow Jones Target Date Funds �� Administrator)	Inception Date of Share Class	1 Year	Performance Since 6/29/2007
Administrator Class	Jun 29, 2007	(4.43%)	(1.31%)
Administrator Class (after taxes on distributions)	Jun 29, 2007	(4.76%)	(1.66%)
Administrator Class (after taxes on distributions and the sale of Fund Shares)	Jun 29, 2007	(2.68%)	(1.22%)
Dow Jones Global Target 2045 Index (reflects no deduction for fees, expenses, or taxes)		(3.99%)	(0.94%)
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		7.84%	7.01%
Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)		1.03%	(1.53%)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(Wells Fargo Advantage Dow Jones Target 2050 Fund)
Investment Objective
The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2050 IndexSM.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Dow Jones Target 2050 Fund)	Administrator Class (Dow Jones Target Date Funds �� Administrator)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Dow Jones Target 2050 Fund)		Administrator Class (Dow Jones Target Date Funds �� Administrator)
Management Fees		0.24%
Distribution (12b-1) Fees		none
Other Expenses		0.42%
Acquired Fund Fees and Expenses		0.27%
Total Annual Fund Operating Expenses		0.93%
Fee Waiver		0.06%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.87%
[1]	The Adviser has committed through June 30, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, including the underlying master portfolios' fees and expenses, and excluding certain other expenses at the amounts shown above. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Dow Jones Target 2050 Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Administrator Class (Dow Jones Target Date Funds �� Administrator)	89	290	509	1,137

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 19% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2050 IndexSM.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2050 IndexSM. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2050 IndexSM. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2050 IndexSM by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2050 IndexSM, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2050 IndexSM. By the time the Fund reaches its target year in 2050, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 29, 2012, the Dow Jones Target 2050 IndexSM included equity, fixed income and money market securities in the weights of 90%, 6% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year Administrator Class

Highest Quarter:   2nd Quarter 2009   +20.82%

Lowest Quarter:    4th Quarter 2008   -20.64%

Year-to-date total return as of 3/31/2012 is +11.09%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (Wells Fargo Advantage Dow Jones Target 2050 Fund) (Dow Jones Target Date Funds �� Administrator)	Inception Date of Share Class	1 Year	Performance Since 6/29/2007
Administrator Class	Jun 29, 2007	(4.47%)	(1.39%)
Administrator Class (after taxes on distributions)	Jun 29, 2007	(5.25%)	(1.94%)
Administrator Class (after taxes on distributions and the sale of Fund Shares)	Jun 29, 2007	(2.37%)	(1.36%)
Dow Jones Global Target 2050 Index (reflects no deduction for fees, expenses, or taxes)		(4.00%)	(0.95%)
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		7.84%	7.01%
Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)		1.03%	(1.53%)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(Wells Fargo Advantage Dow Jones Target 2055 Fund)
Investment Objective
The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2055 IndexSM.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Dow Jones Target 2055 Fund)	Administrator Class (Dow Jones Target Date Funds �� Administrator)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses (Wells Fargo Advantage Dow Jones Target 2055 Fund)		Administrator Class (Dow Jones Target Date Funds �� Administrator)
Management Fees		0.25%
Distribution (12b-1) Fees		none
Other Expenses		3.56%
Acquired Fund Fees and Expenses		0.27%
Total Annual Fund Operating Expenses		4.08%
Fee Waiver		3.21%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.87%
[1]	The Adviser has committed through June 30, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, including the underlying master portfolios' fees and expenses, and excluding certain other expenses at the amounts shown above. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Dow Jones Target 2055 Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Administrator Class (Dow Jones Target Date Funds �� Administrator)	89	946	1,820	4,074

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 19% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2055 IndexSM.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2055 IndexSM. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2055 IndexSM. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2055 IndexSM by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2055 IndexSM, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2055 IndexSM. By the time the Fund reaches its target year in 2055, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 29, 2012, the Dow Jones Target 2055 IndexSM included equity, fixed income and money market securities in the weights of 90%, 6% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance
Since the Fund does not yet have a full calendar year of performance, no performance information is available.

[1]	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.

(Wells Fargo Advantage Dow Jones Target Today Fund)
Investment Objective
The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target Today IndexSM.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Dow Jones Target Today Fund)	Investor Class (Dow Jones Target Date Funds �� Investor)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses (Wells Fargo Advantage Dow Jones Target Today Fund)		Investor Class (Dow Jones Target Date Funds �� Investor)
Management Fees		0.24%
Distribution (12b-1) Fees		none
Other Expenses		0.64%
Acquired Fund Fees and Expenses		0.25%
Total Annual Fund Operating Expenses		1.13%
Fee Waiver		0.27%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.86%
[1]	The Adviser has committed through June 30, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, including the underlying master portfolios' fees and expenses, and excluding certain other expenses at the amounts shown above. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Dow Jones Target Today Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Class (Dow Jones Target Date Funds �� Investor)	88	332	596	1,351

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 46% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target Today IndexSM.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target Today IndexSM. Similar to the methodology of the index, the Fund's investment strategy is to maintain a relatively fixed level of potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. The Wells Fargo Advantage Dow Jones Target Today Fund is the most conservative Fund within the Wells Fargo Advantage Dow Jones Target Date Funds series. Within the series, each Fund's target year serves as a guide to the relative market risk exposure of the Fund's allocation of assets among equity, fixed income and money market instruments asset classes, and your decision to invest in this or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "Today" designation in the Fund's name corresponds to the naming convention of the Dow Jones Target Today IndexSM, an index designed to represent the targeted level of relative market risk exposure 10 years past a dated Fund's targeted year. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time. In addition, there is no guarantee that an investor's investment in the Fund will provide income adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target Today IndexSM by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target Today IndexSM, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target Today IndexSM. As of February 29, 2012, the Dow Jones Target Today IndexSM included equity, fixed income and money market securities in the weights of 16%, 79% and 5%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year Investor Class

Highest Quarter:   2nd Quarter 2003   +7.21%

Lowest Quarter:    3rd Quarter 2002   -4.36%

Year-to-date total return as of 3/31/2012 is +1.76%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (Wells Fargo Advantage Dow Jones Target Today Fund) (Dow Jones Target Date Funds �� Investor)	Inception Date of Share Class	1 Year	5 Years	10 Years
Investor Class	Jan 31, 2007	4.36%	4.64%	4.41%
Investor Class (after taxes on distributions)	Jan 31, 2007	3.49%	3.54%	3.34%
Investor Class (after taxes on distributions and the sale of Fund Shares)	Jan 31, 2007	2.90%	3.35%	3.22%
Dow Jones Global Target Today Index (reflects no deduction for fees, expenses, or taxes)		5.26%	5.50%	6.37%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		7.84%	6.50%	5.78%
Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)		1.03%	(0.01%)	3.51%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(Wells Fargo Advantage Dow Jones Target 2010 Fund)
Investment Objective
The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2010 IndexSM.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Dow Jones Target 2010 Fund)	Investor Class (Dow Jones Target Date Funds �� Investor)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Dow Jones Target 2010 Fund)		Investor Class (Dow Jones Target Date Funds �� Investor)
Management Fees		0.24%
Distribution (12b-1) Fees		none
Other Expenses		0.64%
Acquired Fund Fees and Expenses		0.26%
Total Annual Fund Operating Expenses		1.14%
Fee Waiver		0.25%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.89%
[1]	The Adviser has committed through June 30, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, including the underlying master portfolios' fees and expenses, and excluding certain other expenses at the amounts shown above. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Dow Jones Target 2010 Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Class (Dow Jones Target Date Funds �� Investor)	91	337	603	1,364

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 43% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2010 IndexSM.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2010 IndexSM. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2010 IndexSM. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2010 IndexSM by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2010 IndexSM, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2010 IndexSM. As the Fund has now reached its target year, its risk exposure approaches 27% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 29, 2012, the Dow Jones Target 2010 IndexSM included equity, fixed income and money market securities in the weights of 22%, 74% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year Investor Class

Highest Quarter:   2nd Quarter 2003   +9.30%

Lowest Quarter:    3rd Quarter 2002   -8.55%

Year-to-date total return as of 3/31/2012 is +2.54%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (Wells Fargo Advantage Dow Jones Target 2010 Fund) (Dow Jones Target Date Funds �� Investor)	Inception Date of Share Class	1 Year	5 Years	10 Years
Investor Class	Jan 31, 2007	3.65%	3.79%	4.17%
Investor Class (after taxes on distributions)	Jan 31, 2007	3.07%	2.79%	3.25%
Investor Class (after taxes on distributions and the sale of Fund Shares)	Jan 31, 2007	2.49%	2.70%	3.13%
Dow Jones Global Target 2010 Index (reflects no deduction for fees, expenses, or taxes)		4.49%	4.68%	6.37%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		7.84%	6.50%	5.78%
Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)		1.03%	(0.01%)	3.51%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(Wells Fargo Advantage Dow Jones Target 2015 Fund)
Investment Objective
The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2015 IndexSM.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Dow Jones Target 2015 Fund)	Investor Class (Dow Jones Target Date Funds �� Investor)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Dow Jones Target 2015 Fund)		Investor Class (Dow Jones Target Date Funds �� Investor)
Management Fees		0.24%
Distribution (12b-1) Fees		none
Other Expenses		0.64%
Acquired Fund Fees and Expenses		0.26%
Total Annual Fund Operating Expenses		1.14%
Fee Waiver		0.24%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.90%
[1]	The Adviser has committed through June 30, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, including the underlying master portfolios' fees and expenses, and excluding certain other expenses at the amounts shown above. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Dow Jones Target 2015 Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Class (Dow Jones Target Date Funds �� Investor)	92	338	604	1,365

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 40% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2015 IndexSM.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2015 IndexSM. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2015 IndexSM. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2015 IndexSM by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2015 IndexSM, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2015 IndexSM. By the time the Fund reaches its target year in 2015, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 29, 2012, the Dow Jones Target 2015 IndexSM included equity, fixed income and money market securities in the weights of 31%, 65% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year Investor Class

Highest Quarter:   2nd Quarter 2009    +10.10%

Lowest Quarter:    4th Quarter 2008     -7.20%

Year-to-date total return as of 3/31/2012 is +3.65%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (Wells Fargo Advantage Dow Jones Target 2015 Fund) (Dow Jones Target Date Funds �� Investor)	Inception Date of Share Class	1 Year	Performance Since 6/29/2007
Investor Class	Jun 29, 2007	2.60%	2.57%
Investor Class (after taxes on distributions)	Jun 29, 2007	1.88%	1.61%
Investor Class (after taxes on distributions and the sale of Fund Shares)	Jun 29, 2007	1.95%	1.68%
Dow Jones Global Target 2015 Index (reflects no deduction for fees, expenses, or taxes)		3.42%	3.39%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		7.84%	7.01%
Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)		1.03%	(1.53%)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(Wells Fargo Advantage Dow Jones Target 2020 Fund)
Investment Objective
The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2020 IndexSM.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Dow Jones Target 2020 Fund)	Investor Class (Dow Jones Target Date Funds �� Investor)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses (Wells Fargo Advantage Dow Jones Target 2020 Fund)		Investor Class (Dow Jones Target Date Funds �� Investor)
Management Fees		0.22%
Distribution (12b-1) Fees		none
Other Expenses		0.63%
Acquired Fund Fees and Expenses		0.26%
Total Annual Fund Operating Expenses		1.11%
Fee Waiver		0.20%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.91%
[1]	The Adviser has committed through June 30, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, including the underlying master portfolios' fees and expenses, and excluding certain other expenses at the amounts shown above. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Dow Jones Target 2020 Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Class (Dow Jones Target Date Funds �� Investor)	93	333	592	1,334

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 35% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2020 IndexSM.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2020 IndexSM. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2020 IndexSM. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2020 IndexSM by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2020 IndexSM, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2020 IndexSM. By the time the Fund reaches its target year in 2020, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 29, 2012, the Dow Jones Target 2020 IndexSM included equity, fixed income and money market securities in the weights of 44%, 52% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year Investor Class

Highest Quarter:   2nd Quarter 2009   +12.39%

Lowest Quarter:    3rd Quarter 2002   -11.76%

Year-to-date total return as of 3/31/2012 is +5.24%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (Wells Fargo Advantage Dow Jones Target 2020 Fund) (Dow Jones Target Date Funds �� Investor)	Inception Date of Share Class	1 Year	5 Years	10 Years
Investor Class	Jan 31, 2007	1.21%	2.36%	3.90%
Investor Class (after taxes on distributions)	Jan 31, 2007	0.67%	1.54%	3.15%
Investor Class (after taxes on distributions and the sale of Fund Shares)	Jan 31, 2007	0.95%	1.62%	3.05%
Dow Jones Global Target 2020 Index (reflects no deduction for fees, expenses, or taxes)		2.01%	3.10%	6.39%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		7.84%	6.50%	5.78%
Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)		1.03%	(0.01%)	3.51%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(Wells Fargo Advantage Dow Jones Target 2025 Fund)
Investment Objective
The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2025 IndexSM.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Dow Jones Target 2025 Fund)	Investor Class (Dow Jones Target Date Funds �� Investor)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Dow Jones Target 2025 Fund)		Investor Class (Dow Jones Target Date Funds �� Investor)
Management Fees		0.23%
Distribution (12b-1) Fees		none
Other Expenses		0.64%
Acquired Fund Fees and Expenses		0.26%
Total Annual Fund Operating Expenses		1.13%
Fee Waiver		0.22%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.91%
[1]	The Adviser has committed through June 30, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, including the underlying master portfolios' fees and expenses, and excluding certain other expenses at the amounts shown above. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Dow Jones Target 2025 Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Class (Dow Jones Target Date Funds �� Investor)	93	337	601	1,355

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 31% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2025 IndexSM.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2025 IndexSM. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2025 IndexSM. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2025 IndexSM by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2025 IndexSM, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2025 IndexSM. By the time the Fund reaches its target year in 2025, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 29, 2012, the Dow Jones Target 2025 IndexSM included equity, fixed income and money market securities in the weights of 57%, 39% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year Investor Class

Highest Quarter:   2nd Quarter 2009   +15.11%

Lowest Quarter:    4th Quarter 2008   -14.31%

Year-to-date total return as of 3/31/2012 is +6.82%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (Wells Fargo Advantage Dow Jones Target 2025 Fund) (Dow Jones Target Date Funds �� Investor)	Inception Date of Share Class	1 Year	Performance Since 6/29/2007
Investor Class	Jun 29, 2007	(0.20%)	0.52%
Investor Class (after taxes on distributions)	Jun 29, 2007	(1.12%)	(0.11%)
Investor Class (after taxes on distributions and the sale of Fund Shares)	Jun 29, 2007	0.35%	0.17%
Dow Jones Global Target 2025 Index (reflects no deduction for fees, expenses, or taxes)		0.49%	1.19%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		7.84%	7.01%
Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)		1.03%	(1.53%)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(Wells Fargo Advantage Dow Jones Target 2030 Fund)
Investment Objective
The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2030 IndexSM.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Dow Jones Target 2030 Fund)	Investor Class (Dow Jones Target Date Funds �� Investor)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Dow Jones Target 2030 Fund)		Investor Class (Dow Jones Target Date Funds �� Investor)
Management Fees		0.23%
Distribution (12b-1) Fees		none
Other Expenses		0.63%
Acquired Fund Fees and Expenses		0.27%
Total Annual Fund Operating Expenses		1.13%
Fee Waiver		0.21%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.92%
[1]	The Adviser has committed through June 30, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, including the underlying master portfolios' fees and expenses, and excluding certain other expenses at the amounts shown above. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Dow Jones Target 2030 Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Class (Dow Jones Target Date Funds �� Investor)	94	338	602	1,356

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 26% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2030 IndexSM.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2030 IndexSM. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2030 IndexSM. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2030 IndexSM by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2030 IndexSM, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2030 IndexSM. By the time the Fund reaches its target year in 2030, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 29, 2012, the Dow Jones Target 2030 IndexSM included equity, fixed income and money market securities in the weights of 70%, 26% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year Investor Class

Highest Quarter:   2nd Quarter 2009   +17.68%

Lowest Quarter:    4th Quarter 2008   -17.36%

Year-to-date total return as of 3/31/2012 is +8.39%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (Wells Fargo Advantage Dow Jones Target 2030 Fund) (Dow Jones Target Date Funds �� Investor)	Inception Date of Share Class	1 Year	5 Years	10 Years
Investor Class	Jan 31, 2007	(1.77%)	1.11%	3.66%
Investor Class (after taxes on distributions)	Jan 31, 2007	(2.41%)	0.43%	2.86%
Investor Class (after taxes on distributions and the sale of Fund Shares)	Jan 31, 2007	(0.83%)	0.67%	2.86%
Dow Jones Global Target 2030 Index (reflects no deduction for fees, expenses, or taxes)		(1.20%)	1.75%	6.37%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		7.84%	6.50%	5.78%
Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)		1.03%	(0.01%)	3.51%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(Wells Fargo Advantage Dow Jones Target 2035 Fund)
Investment Objective
The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2035 IndexSM.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Dow Jones Target 2035 Fund)	Investor Class (Dow Jones Target Date Funds �� Investor)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Dow Jones Target 2035 Fund)		Investor Class (Dow Jones Target Date Funds �� Investor)
Management Fees		0.24%
Distribution (12b-1) Fees		none
Other Expenses		0.64%
Acquired Fund Fees and Expenses		0.27%
Total Annual Fund Operating Expenses		1.15%
Fee Waiver		0.22%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.93%
[1]	The Adviser has committed through June 30, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, including the underlying master portfolios' fees and expenses, and excluding certain other expenses at the amounts shown above. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Dow Jones Target 2035 Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Class (Dow Jones Target Date Funds �� Investor)	95	344	612	1,378

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 22% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2035 IndexSM.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2035 IndexSM. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2035 IndexSM. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2035 IndexSM by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2035 IndexSM, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2035 IndexSM. By the time the Fund reaches its target year in 2035, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 29, 2012, the Dow Jones Target 2035 IndexSM included equity, fixed income and money market securities in the weights of 80%, 16% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year Investor Class

Highest Quarter:   2nd Quarter 2009   +19.42%

Lowest Quarter:    4th Quarter 2008   -19.38%

Year-to-date total return as of 3/31/2012 is +9.72%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (Wells Fargo Advantage Dow Jones Target 2035 Fund) (Dow Jones Target Date Funds �� Investor)	Inception Date of Share Class	1 Year	Performance Since 6/29/2007
Investor Class	Jun 29, 2007	(3.18%)	(1.06%)
Investor Class (after taxes on distributions)	Jun 29, 2007	(3.75%)	(1.44%)
Investor Class (after taxes on distributions and the sale of Fund Shares)	Jun 29, 2007	(1.72%)	(1.03%)
Dow Jones Global Target 2035 Index (reflects no deduction for fees, expenses, or taxes)		(2.62%)	(0.50%)
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		7.84%	7.01%
Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)		1.03%	(1.53%)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(Wells Fargo Advantage Dow Jones Target 2040 Fund)
Investment Objective
The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2040 IndexSM.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Dow Jones Target 2040 Fund)	Investor Class (Dow Jones Target Date Funds �� Investor)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Dow Jones Target 2040 Fund)		Investor Class (Dow Jones Target Date Funds �� Investor)
Management Fees		0.24%
Distribution (12b-1) Fees		none
Other Expenses		0.63%
Acquired Fund Fees and Expenses		0.27%
Total Annual Fund Operating Expenses		1.14%
Fee Waiver		0.21%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.93%
[1]	The Adviser has committed through June 30, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, including the underlying master portfolios' fees and expenses, and excluding certain other expenses at the amounts shown above. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Dow Jones Target 2040 Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Class (Dow Jones Target Date Funds �� Investor)	95	341	607	1,367

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 20% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2040 IndexSM.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2040 IndexSM. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2040 IndexSM. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2040 IndexSM by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2040 IndexSM, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2040 IndexSM. By the time the Fund reaches its target year in 2040, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 29, 2012, the Dow Jones Target 2040 IndexSM included equity, fixed income and money market securities in the weights of 87%, 9% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year Investor Class

Highest Quarter:   2nd Quarter 2009   +20.65%

Lowest Quarter:    4th Quarter 2008   -20.86%

Year-to-date total return as of 3/31/2012 is +10.67%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (Wells Fargo Advantage Dow Jones Target 2040 Fund) (Dow Jones Target Date Funds �� Investor)	Inception Date of Share Class	1 Year	5 Years	10 Years
Investor Class	Jan 31, 2007	(4.08%)	0.34%	3.54%
Investor Class (after taxes on distributions)	Jan 31, 2007	(4.67%)	(0.39%)	2.91%
Investor Class (after taxes on distributions and the sale of Fund Shares)	Jan 31, 2007	(2.26%)	0.03%	2.86%
Dow Jones Global Target 2040 Index (reflects no deduction for fees, expenses, or taxes)		(3.59%)	0.93%	6.22%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		7.84%	6.50%	5.78%
Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)		1.03%	(0.01%)	3.51%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(Wells Fargo Advantage Dow Jones Target 2045 Fund)
Investment Objective
The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2045 IndexSM.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Dow Jones Target 2045 Fund)	Investor Class (Dow Jones Target Date Funds �� Investor)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Dow Jones Target 2045 Fund)		Investor Class (Dow Jones Target Date Funds �� Investor)
Management Fees		0.25%
Distribution (12b-1) Fees		none
Other Expenses		0.64%
Acquired Fund Fees and Expenses		0.27%
Total Annual Fund Operating Expenses		1.16%
Fee Waiver		0.23%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.93%
[1]	The Adviser has committed through June 30, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, including the underlying master portfolios' fees and expenses, and excluding certain other expenses at the amounts shown above. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Dow Jones Target 2045 Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Class (Dow Jones Target Date Funds �� Investor)	95	346	616	1,388

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 19% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2045 IndexSM.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2045 IndexSM. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2045 IndexSM. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2045 IndexSM by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2045 IndexSM, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2045 IndexSM. By the time the Fund reaches its target year in 2045, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 29, 2012, the Dow Jones Target 2045 IndexSM included equity, fixed income and money market securities in the weights of 90%, 6% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year Investor Class

Highest Quarter:   2nd Quarter 2009   +20.43%

Lowest Quarter:    4th Quarter 2008   -20.31%

Year-to-date total return as of 3/31/2012 is +11.16%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (Wells Fargo Advantage Dow Jones Target 2045 Fund) (Dow Jones Target Date Funds �� Investor)	Inception Date of Share Class	1 Year	Performance Since 6/29/2007
Investor Class	Jun 29, 2007	(4.57%)	(1.41%)
Investor Class (after taxes on distributions)	Jun 29, 2007	(4.89%)	(1.74%)
Investor Class (after taxes on distributions and the sale of Fund Shares)	Jun 29, 2007	(2.78%)	(1.30%)
Dow Jones Global Target 2045 Index (reflects no deduction for fees, expenses, or taxes)		(3.99%)	(0.94%)
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		7.84%	7.01%
Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)		1.03%	(1.53%)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(Wells Fargo Advantage Dow Jones Target 2050 Fund)
Investment Objective
The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2050 IndexSM.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Dow Jones Target 2050 Fund)	Investor Class (Dow Jones Target Date Funds �� Investor)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Dow Jones Target 2050 Fund)		Investor Class (Dow Jones Target Date Funds �� Investor)
Management Fees		0.24%
Distribution (12b-1) Fees		none
Other Expenses		0.64%
Acquired Fund Fees and Expenses		0.27%
Total Annual Fund Operating Expenses		1.15%
Fee Waiver		0.22%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.93%
[1]	The Adviser has committed through June 30, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, including the underlying master portfolios' fees and expenses, and excluding certain other expenses at the amounts shown above. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Dow Jones Target 2050 Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Class (Dow Jones Target Date Funds �� Investor)	95	344	612	1,378

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 19% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2050 IndexSM.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2050 IndexSM. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2050 IndexSM. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2050 IndexSM by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2050 IndexSM, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2050 IndexSM. By the time the Fund reaches its target year in 2050, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 29, 2012, the Dow Jones Target 2050 IndexSM included equity, fixed income and money market securities in the weights of 90%, 6% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year Investor Class

Highest Quarter:   2nd Quarter 2009   +20.95%

Lowest Quarter:    4th Quarter 2008   -20.72%

Year-to-date total return as of 3/31/2012 is +11.17%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (Wells Fargo Advantage Dow Jones Target 2050 Fund) (Dow Jones Target Date Funds �� Investor)	Inception Date of Share Class	1 Year	Performance Since 6/29/2007
Investor Class	Jun 29, 2007	(4.51%)	(1.46%)
Investor Class (after taxes on distributions)	Jun 29, 2007	(5.28%)	(1.98%)
Investor Class (after taxes on distributions and the sale of Fund Shares)	Jun 29, 2007	(2.40%)	(1.41%)
Dow Jones Global Target 2050 Index (reflects no deduction for fees, expenses, or taxes)		(4.00%)	(0.95%)
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		7.84%	7.01%
Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)		1.03%	(1.53%)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(Wells Fargo Advantage Dow Jones Target 2055 Fund)
Investment Objective
The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2055 IndexSM.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Dow Jones Target 2055 Fund)	Investor (Dow Jones Target Date Funds �� Investor)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses (Wells Fargo Advantage Dow Jones Target 2055 Fund)		Investor (Dow Jones Target Date Funds �� Investor)
Management Fees		0.25%
Distribution (12b-1) Fees		none
Other Expenses		3.78%
Acquired Fund Fees and Expenses		0.27%
Total Annual Fund Operating Expenses		4.30%
Fee Waiver		3.37%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.93%
[1]	The Adviser has committed through June 30, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, including the underlying master portfolios' fees and expenses, and excluding certain other expenses at the amounts shown above. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Dow Jones Target 2055 Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Investor (Dow Jones Target Date Funds �� Investor)	95	996	1,910	4,252

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 19% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2055 IndexSM.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2055 IndexSM. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2055 IndexSM. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2055 IndexSM by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2055 IndexSM, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2055 IndexSM. By the time the Fund reaches its target year in 2055, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 29, 2012, the Dow Jones Target 2055 IndexSM included equity, fixed income and money market securities in the weights of 90%, 6% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance
Since the Fund does not yet have a full calendar year of performance, no performance information is available.

[1]	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.

(Wells Fargo Advantage Dow Jones Target Today Fund)
Investment Objective
The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target Today IndexSM.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Dow Jones Target Today Fund)	Institutional Class (Dow Jones Target Date Funds �� Institutional)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Dow Jones Target Today Fund)		Institutional Class (Dow Jones Target Date Funds �� Institutional)
Management Fees		0.24%
Distribution (12b-1) Fees		none
Other Expenses		0.15%
Acquired Fund Fees and Expenses		0.25%
Total Annual Fund Operating Expenses		0.64%
Fee Waiver		0.19%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.45%
[1]	The Adviser has committed through June 30, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, including the underlying master portfolios' fees and expenses, and excluding certain other expenses at the amounts shown above. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Dow Jones Target Today Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class (Dow Jones Target Date Funds �� Institutional)	46	186	338	780

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 46% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target Today IndexSM.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target Today IndexSM. Similar to the methodology of the index, the Fund's investment strategy is to maintain a relatively fixed level of potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. The Wells Fargo Advantage Dow Jones Target Today Fund is the most conservative Fund within the Wells Fargo Advantage Dow Jones Target Date Funds series. Within the series, each Fund's target year serves as a guide to the relative market risk exposure of the Fund's allocation of assets among equity, fixed income and money market instruments asset classes, and your decision to invest in this or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "Today" designation in the Fund's name corresponds to the naming convention of the Dow Jones Target Today IndexSM, an index designed to represent the targeted level of relative market risk exposure 10 years past a dated Fund's targeted year. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time. In addition, there is no guarantee that an investor's investment in the Fund will provide income adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target Today IndexSM by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target Today IndexSM, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target Today IndexSM. As of February 29, 2012, the Dow Jones Target Today IndexSM included equity, fixed income and money market securities in the weights of 16%, 79% and 5%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year Institutional Class

Highest Quarter:   2nd Quarter 2003   +7.21%

Lowest Quarter:    3rd Quarter 2002   -4.36%

Year-to-date total return as of 3/31/2012 is +1.84%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (Wells Fargo Advantage Dow Jones Target Today Fund) (Dow Jones Target Date Funds �� Institutional)	Inception Date of Share Class	1 Year	5 Years	10 Years
Institutional Class	Jun 30, 2004	4.86%	5.01%	4.64%
Institutional Class (after taxes on distributions)	Jun 30, 2004	3.85%	3.80%	3.50%
Institutional Class (after taxes on distributions and the sale of Fund Shares)	Jun 30, 2004	3.22%	3.60%	3.39%
Dow Jones Global Target Today Index (reflects no deduction for fees, expenses, or taxes)		5.26%	5.50%	6.37%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		7.84%	6.50%	5.78%
Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)		1.03%	(0.01%)	3.51%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(Wells Fargo Advantage Dow Jones Target 2010 Fund)
Investment Objective
The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2010 IndexSM.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Dow Jones Target 2010 Fund)	Institutional Class (Dow Jones Target Date Funds �� Institutional)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Dow Jones Target 2010 Fund)		Institutional Class (Dow Jones Target Date Funds �� Institutional)
Management Fees		0.24%
Distribution (12b-1) Fees		none
Other Expenses		0.15%
Acquired Fund Fees and Expenses		0.26%
Total Annual Fund Operating Expenses		0.65%
Fee Waiver		0.17%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.48%
[1]	The Adviser has committed through June 30, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, including the underlying master portfolios' fees and expenses, and excluding certain other expenses at the amounts shown above. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Dow Jones Target 2010 Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class (Dow Jones Target Date Funds �� Institutional)	49	191	345	794

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 43% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2010 IndexSM.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2010 IndexSM. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2010 IndexSM. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2010 IndexSM by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2010 IndexSM, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2010 IndexSM. As the Fund has now reached its target year, its risk exposure approaches 27% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 29, 2012, the Dow Jones Target 2010 IndexSM included equity, fixed income and money market securities in the weights of 22%, 74% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year Institutional Class

Highest Quarter:   2nd Quarter 2003   +9.30%

Lowest Quarter:    3rd Quarter 2002   -8.55%

Year-to-date total return as of 3/31/2012 is +2.69%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (Wells Fargo Advantage Dow Jones Target 2010 Fund) (Dow Jones Target Date Funds �� Institutional)	Inception Date of Share Class	1 Year	5 Years	10 Years
Institutional Class	Jun 30, 2004	4.06%	4.14%	4.41%
Institutional Class (after taxes on distributions)	Jun 30, 2004	3.35%	3.04%	3.42%
Institutional Class (after taxes on distributions and the sale of Fund Shares)	Jun 30, 2004	2.78%	2.94%	3.29%
Dow Jones Global Target 2010 Index (reflects no deduction for fees, expenses, or taxes)		4.49%	4.68%	6.37%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		7.84%	6.50%	5.78%
Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)		1.03%	(0.01%)	3.51%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(Wells Fargo Advantage Dow Jones Target 2015 Fund)
Investment Objective
The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2015 IndexSM.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Dow Jones Target 2015 Fund)	Institutional Class (Dow Jones Target Date Funds �� Institutional)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Dow Jones Target 2015 Fund)		Institutional Class (Dow Jones Target Date Funds �� Institutional)
Management Fees		0.24%
Distribution (12b-1) Fees		none
Other Expenses		0.15%
Acquired Fund Fees and Expenses		0.26%
Total Annual Fund Operating Expenses		0.65%
Fee Waiver		0.16%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.49%
[1]	The Adviser has committed through June 30, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, including the underlying master portfolios' fees and expenses, and excluding certain other expenses at the amounts shown above. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Dow Jones Target 2015 Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class (Dow Jones Target Date Funds �� Institutional)	50	192	346	795

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 40% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2015 IndexSM.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2015 IndexSM. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2015 IndexSM. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2015 IndexSM by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2015 IndexSM, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2015 IndexSM. By the time the Fund reaches its target year in 2015, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 29, 2012, the Dow Jones Target 2015 IndexSM included equity, fixed income and money market securities in the weights of 31%, 65% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year Institutional Class

Highest Quarter:   2nd Quarter 2009   +10.20%

Lowest Quarter:    4th Quarter 2008    -7.21%

Year-to-date total return as of 3/31/2012 is +3.79%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (Wells Fargo Advantage Dow Jones Target 2015 Fund) (Dow Jones Target Date Funds �� Institutional)	Inception Date of Share Class	1 Year	Performance Since 6/29/2007
Institutional Class	Jun 29, 2007	3.05%	2.86%
Institutional Class (after taxes on distributions)	Jun 29, 2007	2.20%	1.72%
Institutional Class (after taxes on distributions and the sale of Fund Shares)	Jun 29, 2007	2.27%	1.82%
Dow Jones Global Target 2015 Index (reflects no deduction for fees, expenses, or taxes)		3.42%	3.39%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		7.84%	7.01%
Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)		1.03%	(1.53%)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(Wells Fargo Advantage Dow Jones Target 2020 Fund)
Investment Objective
The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2020 IndexSM.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Dow Jones Target 2020 Fund)	Institutional Class (Dow Jones Target Date Funds �� Institutional)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Dow Jones Target 2020 Fund)		Institutional Class (Dow Jones Target Date Funds �� Institutional)
Management Fees		0.22%
Distribution (12b-1) Fees		none
Other Expenses		0.14%
Acquired Fund Fees and Expenses		0.26%
Total Annual Fund Operating Expenses		0.62%
Fee Waiver		0.12%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.50%
[1]	The Adviser has committed through June 30, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, including the underlying master portfolios' fees and expenses, and excluding certain other expenses at the amounts shown above. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Dow Jones Target 2020 Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class (Dow Jones Target Date Funds �� Institutional)	51	186	334	763

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 35% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2020 IndexSM.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2020 IndexSM. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2020 IndexSM. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2020 IndexSM by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2020 IndexSM, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2020 IndexSM. By the time the Fund reaches its target year in 2020, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 29, 2012, the Dow Jones Target 2020 IndexSM included equity, fixed income and money market securities in the weights of 44%, 52% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year Institutional Class

Highest Quarter:   2nd Quarter 2009   +12.48%

Lowest Quarter:    3rd Quarter 2002   -11.76%

Year-to-date total return as of 3/31/2012 is +5.37%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (Wells Fargo Advantage Dow Jones Target 2020 Fund) (Dow Jones Target Date Funds �� Institutional)	Inception Date of Share Class	1 Year	5 Years	10 Years
Institutional Class	Jun 30, 2004	1.63%	2.69%	4.14%
Institutional Class (after taxes on distributions)	Jun 30, 2004	0.97%	1.77%	3.32%
Institutional Class (after taxes on distributions and the sale of Fund Shares)	Jun 30, 2004	1.25%	1.85%	3.22%
Dow Jones Global Target 2020 Index (reflects no deduction for fees, expenses, or taxes)		2.01%	3.10%	6.39%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		7.84%	6.50%	5.78%
Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)		1.03%	(0.01%)	3.51%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(Wells Fargo Advantage Dow Jones Target 2025 Fund)
Investment Objective
The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2025 IndexSM.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Dow Jones Target 2025 Fund)	Institutional Class (Dow Jones Target Date Funds �� Institutional)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Dow Jones Target 2025 Fund)		Institutional Class (Dow Jones Target Date Funds �� Institutional)
Management Fees		0.23%
Distribution (12b-1) Fees		none
Other Expenses		0.15%
Acquired Fund Fees and Expenses		0.26%
Total Annual Fund Operating Expenses		0.64%
Fee Waiver		0.14%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.50%
[1]	The Adviser has committed through June 30, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, including the underlying master portfolios' fees and expenses, and excluding certain other expenses at the amounts shown above. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Dow Jones Target 2025 Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class (Dow Jones Target Date Funds �� Institutional)	51	191	343	785

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 31% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2025 IndexSM.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2025 IndexSM. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2025 IndexSM. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2025 IndexSM by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2025 IndexSM, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2025 IndexSM. By the time the Fund reaches its target year in 2025, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 29, 2012, the Dow Jones Target 2025 IndexSM included equity, fixed income and money market securities in the weights of 57%, 39% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year Institutional Class

Highest Quarter:   2nd Quarter 2009   +15.09%

Lowest Quarter:    4th Quarter 2008   -14.28%

Year-to-date total return as of 3/31/2012 is +7.03%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (Wells Fargo Advantage Dow Jones Target 2025 Fund) (Dow Jones Target Date Funds �� Institutional)	Inception Date of Share Class	1 Year	Performance Since 6/29/2007
Institutional Class	Jun 29, 2007	0.23%	0.80%
Institutional Class (after taxes on distributions)	Jun 29, 2007	(0.83%)	0.08%
Institutional Class (after taxes on distributions and the sale of Fund Shares)	Jun 29, 2007	0.65%	0.36%
Dow Jones Global Target 2025 Index (reflects no deduction for fees, expenses, or taxes)		0.49%	1.19%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		7.84%	7.01%
Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)		1.03%	(1.53%)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(Wells Fargo Advantage Dow Jones Target 2030 Fund)
Investment Objective
The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2030 IndexSM.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Dow Jones Target 2030 Fund)	Institutional Class (Dow Jones Target Date Funds �� Institutional)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Dow Jones Target 2030 Fund)		Institutional Class (Dow Jones Target Date Funds �� Institutional)
Management Fees		0.23%
Distribution (12b-1) Fees		none
Other Expenses		0.14%
Acquired Fund Fees and Expenses		0.27%
Total Annual Fund Operating Expenses		0.64%
Fee Waiver		0.13%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.51%
[1]	The Adviser has committed through June 30, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, including the underlying master portfolios' fees and expenses, and excluding certain other expenses at the amounts shown above. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Dow Jones Target 2030 Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class (Dow Jones Target Date Funds �� Institutional)	52	192	344	786

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 26% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2030 IndexSM.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2030 IndexSM. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2030 IndexSM. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2030 IndexSM by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2030 IndexSM, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2030 IndexSM. By the time the Fund reaches its target year in 2030, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 29, 2012, the Dow Jones Target 2030 IndexSM included equity, fixed income and money market securities in the weights of 70%, 26% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year Institutional Class

Highest Quarter:   2nd Quarter 2009   +17.78%

Lowest Quarter:    4th Quarter 2008   -17.37%

Year-to-date total return as of 3/31/2012 is +8.53%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (Wells Fargo Advantage Dow Jones Target 2030 Fund) (Dow Jones Target Date Funds �� Institutional)	Inception Date of Share Class	1 Year	5 Years	10 Years
Institutional Class	Jun 30, 2004	(1.37%)	1.44%	3.89%
Institutional Class (after taxes on distributions)	Jun 30, 2004	(2.12%)	0.69%	3.04%
Institutional Class (after taxes on distributions and the sale of Fund Shares)	Jun 30, 2004	(0.54%)	0.92%	3.04%
Dow Jones Global Target 2030 Index (reflects no deduction for fees, expenses, or taxes)		(1.20%)	1.75%	6.37%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		7.84%	6.50%	5.78%
Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)		1.03%	(0.01%)	3.51%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(Wells Fargo Advantage Dow Jones Target 2035 Fund)
Investment Objective
The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2035 IndexSM.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Dow Jones Target 2035 Fund)	Institutional Class (Dow Jones Target Date Funds �� Institutional)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Dow Jones Target 2035 Fund)		Institutional Class (Dow Jones Target Date Funds �� Institutional)
Management Fees		0.24%
Distribution (12b-1) Fees		none
Other Expenses		0.15%
Acquired Fund Fees and Expenses		0.27%
Total Annual Fund Operating Expenses		0.66%
Fee Waiver		0.14%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.52%
[1]	The Adviser has committed through June 30, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, including the underlying master portfolios' fees and expenses, and excluding certain other expenses at the amounts shown above. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Dow Jones Target 2035 Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class (Dow Jones Target Date Funds �� Institutional)	53	197	354	809

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 22% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2035 IndexSM.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2035 IndexSM. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2035 IndexSM. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2035 IndexSM by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2035 IndexSM, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2035 IndexSM. By the time the Fund reaches its target year in 2035, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 29, 2012, the Dow Jones Target 2035 IndexSM included equity, fixed income and money market securities in the weights of 80%, 16% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year Institutional Class

Highest Quarter:   2nd Quarter 2009   +19.62%

Lowest Quarter:    4th Quarter 2008   -19.41%

Year-to-date total return as of 3/31/2012 is +9.87%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (Wells Fargo Advantage Dow Jones Target 2035 Fund) (Dow Jones Target Date Funds �� Institutional)	Inception Date of Share Class	1 Year	Performance Since 6/29/2007
Institutional Class	Jun 29, 2007	(2.76%)	(0.69%)
Institutional Class (after taxes on distributions)	Jun 29, 2007	(3.42%)	(1.20%)
Institutional Class (after taxes on distributions and the sale of Fund Shares)	Jun 29, 2007	(1.41%)	(0.76%)
Dow Jones Global Target 2035 Index (reflects no deduction for fees, expenses, or taxes)		(2.62%)	(0.50%)
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		7.84%	7.01%
Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)		1.03%	(1.53%)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(Wells Fargo Advantage Dow Jones Target 2040 Fund)
Investment Objective
The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2040 IndexSM.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Dow Jones Target 2040 Fund)	Institutional Class (Dow Jones Target Date Funds �� Institutional)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Dow Jones Target 2040 Fund)		Institutional Class (Dow Jones Target Date Funds �� Institutional)
Management Fees		0.24%
Distribution (12b-1) Fees		none
Other Expenses		0.14%
Acquired Fund Fees and Expenses		0.27%
Total Annual Fund Operating Expenses		0.65%
Fee Waiver		0.13%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.52%
[1]	The Adviser has committed through June 30, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, including the underlying master portfolios' fees and expenses, and excluding certain other expenses at the amounts shown above. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Dow Jones Target 2040 Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class (Dow Jones Target Date Funds �� Institutional)	53	195	349	798

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 20% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2040 IndexSM.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2040 IndexSM. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2040 IndexSM. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2040 IndexSM by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2040 IndexSM, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2040 IndexSM. By the time the Fund reaches its target year in 2040, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 29, 2012, the Dow Jones Target 2040 IndexSM included equity, fixed income and money market securities in the weights of 87%, 9% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year Institutional Class

Highest Quarter:   2nd Quarter 2009   +20.73%

Lowest Quarter:    4th Quarter 2008   -20.84%

Year-to-date total return as of 3/31/2012 is +10.78%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (Wells Fargo Advantage Dow Jones Target 2040 Fund) (Dow Jones Target Date Funds �� Institutional)	Inception Date of Share Class	1 Year	5 Years	10 Years
Institutional Class	Jun 30, 2004	(3.75%)	0.67%	3.78%
Institutional Class (after taxes on distributions)	Jun 30, 2004	(4.44%)	(0.12%)	3.11%
Institutional Class (after taxes on distributions and the sale of Fund Shares)	Jun 30, 2004	(2.01%)	0.29%	3.05%
Dow Jones Global Target 2040 Index (reflects no deduction for fees, expenses, or taxes)		(3.59%)	0.93%	6.22%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		7.84%	6.50%	5.78%
Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)		1.03%	(0.01%)	3.51%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(Wells Fargo Advantage Dow Jones Target 2045 Fund)
Investment Objective
The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2045 IndexSM.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Dow Jones Target 2045 Fund)	Institutional Class (Dow Jones Target Date Funds �� Institutional)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Dow Jones Target 2045 Fund)		Institutional Class (Dow Jones Target Date Funds �� Institutional)
Management Fees		0.25%
Distribution (12b-1) Fees		none
Other Expenses		0.15%
Acquired Fund Fees and Expenses		0.27%
Total Annual Fund Operating Expenses		0.67%
Fee Waiver		0.15%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.52%
[1]	The Adviser has committed through June 30, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, including the underlying master portfolios' fees and expenses, and excluding certain other expenses at the amounts shown above. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Dow Jones Target 2045 Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class (Dow Jones Target Date Funds �� Institutional)	53	199	358	820

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 19% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2045 IndexSM.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2045 IndexSM. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2045 IndexSM. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2045 IndexSM by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2045 IndexSM, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2045 IndexSM. By the time the Fund reaches its target year in 2045, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 29, 2012, the Dow Jones Target 2045 IndexSM included equity, fixed income and money market securities in the weights of 90%, 6% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year Institutional Class

Highest Quarter:   2nd Quarter 2009   +20.64%

Lowest Quarter:    4th Quarter 2008   -20.41%

Year-to-date total return as of 3/31/2012 is +11.09%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (Wells Fargo Advantage Dow Jones Target 2045 Fund) (Dow Jones Target Date Funds �� Institutional)	Inception Date of Share Class	1 Year	Performance Since 6/29/2007
Institutional Class	Jun 29, 2007	(4.06%)	(1.06%)
Institutional Class (after taxes on distributions)	Jun 29, 2007	(4.46%)	(1.49%)
Institutional Class (after taxes on distributions and the sale of Fund Shares)	Jun 29, 2007	(2.41%)	(1.04%)
Dow Jones Global Target 2045 Index (reflects no deduction for fees, expenses, or taxes)		(3.99%)	(0.94%)
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		7.84%	7.01%
Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)		1.03%	(1.53%)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(Wells Fargo Advantage Dow Jones Target 2050 Fund)
Investment Objective
The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2050 IndexSM.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Dow Jones Target 2050 Fund)	Institutional Class (Dow Jones Target Date Funds �� Institutional)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Dow Jones Target 2050 Fund)		Institutional Class (Dow Jones Target Date Funds �� Institutional)
Management Fees		0.24%
Distribution (12b-1) Fees		none
Other Expenses		0.15%
Acquired Fund Fees and Expenses		0.27%
Total Annual Fund Operating Expenses		0.66%
Fee Waiver		0.14%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.52%
[1]	The Adviser has committed through June 30, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, including the underlying master portfolios' fees and expenses, and excluding certain other expenses at the amounts shown above. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Dow Jones Target 2050 Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class (Dow Jones Target Date Funds �� Institutional)	53	197	354	809

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 19% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2050 IndexSM.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2050 IndexSM. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2050 IndexSM. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2050 IndexSM by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2050 IndexSM, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2050 IndexSM. By the time the Fund reaches its target year in 2050, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 29, 2012, the Dow Jones Target 2050 IndexSM included equity, fixed income and money market securities in the weights of 90%, 6% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year Institutional Class

Highest Quarter:   2nd Quarter 2009   +20.91%

Lowest Quarter:    4th Quarter 2008   -20.62%

Year-to-date total return as of 3/31/2012 is +11.16%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (Wells Fargo Advantage Dow Jones Target 2050 Fund) (Dow Jones Target Date Funds �� Institutional)	Inception Date of Share Class	1 Year	Performance Since 6/29/2007
Institutional Class	Jun 29, 2007	(4.07%)	(1.10%)
Institutional Class (after taxes on distributions)	Jun 29, 2007	(4.94%)	(1.72%)
Institutional Class (after taxes on distributions and the sale of Fund Shares)	Jun 29, 2007	(2.09%)	(1.14%)
Dow Jones Global Target 2050 Index (reflects no deduction for fees, expenses, or taxes)		(4.00%)	(0.95%)
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		7.84%	7.01%
Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)		1.03%	(1.53%)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(Wells Fargo Advantage Dow Jones Target 2055 Fund)
Investment Objective
The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2055 IndexSM.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Dow Jones Target 2055 Fund)	Institutional Class (Dow Jones Target Date Funds �� Institutional)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses (Wells Fargo Advantage Dow Jones Target 2055 Fund)		Institutional Class (Dow Jones Target Date Funds �� Institutional)
Management Fees		0.25%
Distribution (12b-1) Fees		none
Other Expenses		3.29%
Acquired Fund Fees and Expenses		0.27%
Total Annual Fund Operating Expenses		3.81%
Fee Waiver		3.29%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.52%
[1]	The Adviser has committed through June 30, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, including the underlying master portfolios' fees and expenses, and excluding certain other expenses at the amounts shown above. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Dow Jones Target 2055 Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class (Dow Jones Target Date Funds �� Institutional)	53	859	1,684	3,833

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 19% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2055 IndexSM.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2055 IndexSM. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2055 IndexSM. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2055 IndexSM by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2055 IndexSM, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2055 IndexSM. By the time the Fund reaches its target year in 2055, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 29, 2012, the Dow Jones Target 2055 IndexSM included equity, fixed income and money market securities in the weights of 90%, 6% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance
Since the Fund does not yet have a full calendar year of performance, no performance information is available.

[1]	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.

Shareholder Fees	0 Months Ended
Jul. 01, 2012
(Dow Jones Target Date Funds �� Retail) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%
Maximum deferred sales charge (load) (as a percentage of offering price)	none	[1]
(Dow Jones Target Date Funds �� Retail) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Class B
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	5.00%
(Dow Jones Target Date Funds �� Retail) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Class C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	1.00%
(Dow Jones Target Date Funds �� Retail) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%
Maximum deferred sales charge (load) (as a percentage of offering price)	none	[1]
(Dow Jones Target Date Funds �� Retail) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Class B
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	5.00%
(Dow Jones Target Date Funds �� Retail) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Class C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	1.00%
(Dow Jones Target Date Funds �� Retail) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%
Maximum deferred sales charge (load) (as a percentage of offering price)	none	[1]
(Dow Jones Target Date Funds �� Retail) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Class B
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	5.00%
(Dow Jones Target Date Funds �� Retail) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Class C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	1.00%
(Dow Jones Target Date Funds �� Retail) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%
Maximum deferred sales charge (load) (as a percentage of offering price)	none	[1]
(Dow Jones Target Date Funds �� Retail) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Class B
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	5.00%
(Dow Jones Target Date Funds �� Retail) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Class C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	1.00%
(Dow Jones Target Date Funds �� Retail) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%
Maximum deferred sales charge (load) (as a percentage of offering price)	none	[1]
(Dow Jones Target Date Funds �� Retail) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Class B
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	5.00%
(Dow Jones Target Date Funds �� Retail) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Class C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	1.00%
(Dow Jones Target Date Funds �� Administrator) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Administrator Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(Dow Jones Target Date Funds �� Administrator) | (Wells Fargo Advantage Dow Jones Target 2015 Fund) | Administrator Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(Dow Jones Target Date Funds �� Administrator) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Administrator Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(Dow Jones Target Date Funds �� Administrator) | (Wells Fargo Advantage Dow Jones Target 2025 Fund) | Administrator Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(Dow Jones Target Date Funds �� Administrator) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Administrator Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(Dow Jones Target Date Funds �� Administrator) | (Wells Fargo Advantage Dow Jones Target 2035 Fund) | Administrator Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(Dow Jones Target Date Funds �� Administrator) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Administrator Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(Dow Jones Target Date Funds �� Administrator) | (Wells Fargo Advantage Dow Jones Target 2045 Fund) | Administrator Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(Dow Jones Target Date Funds �� Administrator) | (Wells Fargo Advantage Dow Jones Target 2050 Fund) | Administrator Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(Dow Jones Target Date Funds �� Administrator) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Administrator Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(Dow Jones Target Date Funds �� Administrator) | (Wells Fargo Advantage Dow Jones Target 2055 Fund) | Administrator Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(Dow Jones Target Date Funds �� Investor) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Investor Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(Dow Jones Target Date Funds �� Investor) | (Wells Fargo Advantage Dow Jones Target 2015 Fund) | Investor Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(Dow Jones Target Date Funds �� Investor) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Investor Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(Dow Jones Target Date Funds �� Investor) | (Wells Fargo Advantage Dow Jones Target 2025 Fund) | Investor Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(Dow Jones Target Date Funds �� Investor) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Investor Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(Dow Jones Target Date Funds �� Investor) | (Wells Fargo Advantage Dow Jones Target 2035 Fund) | Investor Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(Dow Jones Target Date Funds �� Investor) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Investor Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(Dow Jones Target Date Funds �� Investor) | (Wells Fargo Advantage Dow Jones Target 2045 Fund) | Investor Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(Dow Jones Target Date Funds �� Investor) | (Wells Fargo Advantage Dow Jones Target 2050 Fund) | Investor Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(Dow Jones Target Date Funds �� Investor) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Investor Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(Dow Jones Target Date Funds �� Investor) | (Wells Fargo Advantage Dow Jones Target 2055 Fund) | Investor
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(Dow Jones Target Date Funds �� Institutional) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Institutional Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(Dow Jones Target Date Funds �� Institutional) | (Wells Fargo Advantage Dow Jones Target 2015 Fund) | Institutional Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(Dow Jones Target Date Funds �� Institutional) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Institutional Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(Dow Jones Target Date Funds �� Institutional) | (Wells Fargo Advantage Dow Jones Target 2025 Fund) | Institutional Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(Dow Jones Target Date Funds �� Institutional) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Institutional Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(Dow Jones Target Date Funds �� Institutional) | (Wells Fargo Advantage Dow Jones Target 2035 Fund) | Institutional Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(Dow Jones Target Date Funds �� Institutional) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Institutional Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(Dow Jones Target Date Funds �� Institutional) | (Wells Fargo Advantage Dow Jones Target 2045 Fund) | Institutional Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(Dow Jones Target Date Funds �� Institutional) | (Wells Fargo Advantage Dow Jones Target 2050 Fund) | Institutional Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(Dow Jones Target Date Funds �� Institutional) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Institutional Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(Dow Jones Target Date Funds �� Institutional) | (Wells Fargo Advantage Dow Jones Target 2055 Fund) | Institutional Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

[1]	Investments of $1 million or more are not subject to a front-end sales charge but will be subject to a deferred sales charge of 1.00% if redeemed within 18 months.

Annual Fund Operating Expenses	0 Months Ended
	Jul. 01, 2012
(Dow Jones Target Date Funds �� Retail) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Class A
Operating Expenses:
Management Fees	0.24%
Distribution (12b-1) Fees	none
Other Expenses	0.58%
Acquired Fund Fees and Expenses	0.26%
Total Annual Fund Operating Expenses	1.08%
Fee Waiver	(0.09%)
Total Annual Fund Operating Expenses After Fee Waiver	0.99%	[1]
(Dow Jones Target Date Funds �� Retail) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Class B
Operating Expenses:
Management Fees	0.24%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.58%
Acquired Fund Fees and Expenses	0.26%
Total Annual Fund Operating Expenses	1.83%
Fee Waiver	(0.09%)
Total Annual Fund Operating Expenses After Fee Waiver	1.74%	[1]
(Dow Jones Target Date Funds �� Retail) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Class C
Operating Expenses:
Management Fees	0.24%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.58%
Acquired Fund Fees and Expenses	0.26%
Total Annual Fund Operating Expenses	1.83%
Fee Waiver	(0.09%)
Total Annual Fund Operating Expenses After Fee Waiver	1.74%	[1]
(Dow Jones Target Date Funds �� Retail) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Class A
Operating Expenses:
Management Fees	0.22%
Distribution (12b-1) Fees	none
Other Expenses	0.57%
Acquired Fund Fees and Expenses	0.26%
Total Annual Fund Operating Expenses	1.05%
Fee Waiver	(0.04%)
Total Annual Fund Operating Expenses After Fee Waiver	1.01%	[1]
(Dow Jones Target Date Funds �� Retail) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Class B
Operating Expenses:
Management Fees	0.22%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.57%
Acquired Fund Fees and Expenses	0.26%
Total Annual Fund Operating Expenses	1.80%
Fee Waiver	(0.04%)
Total Annual Fund Operating Expenses After Fee Waiver	1.76%	[1]
(Dow Jones Target Date Funds �� Retail) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Class C
Operating Expenses:
Management Fees	0.22%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.57%
Acquired Fund Fees and Expenses	0.26%
Total Annual Fund Operating Expenses	1.80%
Fee Waiver	(0.04%)
Total Annual Fund Operating Expenses After Fee Waiver	1.76%	[1]
(Dow Jones Target Date Funds �� Retail) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Class A
Operating Expenses:
Management Fees	0.23%
Distribution (12b-1) Fees	none
Other Expenses	0.57%
Acquired Fund Fees and Expenses	0.27%
Total Annual Fund Operating Expenses	1.07%
Fee Waiver	(0.05%)
Total Annual Fund Operating Expenses After Fee Waiver	1.02%	[1]
(Dow Jones Target Date Funds �� Retail) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Class B
Operating Expenses:
Management Fees	0.23%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.57%
Acquired Fund Fees and Expenses	0.27%
Total Annual Fund Operating Expenses	1.82%
Fee Waiver	(0.05%)
Total Annual Fund Operating Expenses After Fee Waiver	1.77%	[1]
(Dow Jones Target Date Funds �� Retail) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Class C
Operating Expenses:
Management Fees	0.23%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.57%
Acquired Fund Fees and Expenses	0.27%
Total Annual Fund Operating Expenses	1.82%
Fee Waiver	(0.05%)
Total Annual Fund Operating Expenses After Fee Waiver	1.77%	[1]
(Dow Jones Target Date Funds �� Retail) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Class A
Operating Expenses:
Management Fees	0.24%
Distribution (12b-1) Fees	none
Other Expenses	0.57%
Acquired Fund Fees and Expenses	0.27%
Total Annual Fund Operating Expenses	1.08%
Fee Waiver	(0.05%)
Total Annual Fund Operating Expenses After Fee Waiver	1.03%	[1]
(Dow Jones Target Date Funds �� Retail) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Class B
Operating Expenses:
Management Fees	0.24%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.57%
Acquired Fund Fees and Expenses	0.27%
Total Annual Fund Operating Expenses	1.83%
Fee Waiver	(0.05%)
Total Annual Fund Operating Expenses After Fee Waiver	1.78%	[1]
(Dow Jones Target Date Funds �� Retail) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Class C
Operating Expenses:
Management Fees	0.24%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.57%
Acquired Fund Fees and Expenses	0.27%
Total Annual Fund Operating Expenses	1.83%
Fee Waiver	(0.05%)
Total Annual Fund Operating Expenses After Fee Waiver	1.78%	[1]
(Dow Jones Target Date Funds �� Retail) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Class A
Operating Expenses:
Management Fees	0.24%
Distribution (12b-1) Fees	none
Other Expenses	0.58%
Acquired Fund Fees and Expenses	0.25%
Total Annual Fund Operating Expenses	1.07%
Fee Waiver	(0.11%)
Total Annual Fund Operating Expenses After Fee Waiver	0.96%	[1]
(Dow Jones Target Date Funds �� Retail) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Class B
Operating Expenses:
Management Fees	0.24%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.58%
Acquired Fund Fees and Expenses	0.25%
Total Annual Fund Operating Expenses	1.82%
Fee Waiver	(0.11%)
Total Annual Fund Operating Expenses After Fee Waiver	1.71%	[1]
(Dow Jones Target Date Funds �� Retail) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Class C
Operating Expenses:
Management Fees	0.24%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.58%
Acquired Fund Fees and Expenses	0.25%
Total Annual Fund Operating Expenses	1.82%
Fee Waiver	(0.11%)
Total Annual Fund Operating Expenses After Fee Waiver	1.71%	[1]
(Dow Jones Target Date Funds �� Administrator) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Administrator Class
Operating Expenses:
Management Fees	0.24%
Distribution (12b-1) Fees	none
Other Expenses	0.42%
Acquired Fund Fees and Expenses	0.26%
Total Annual Fund Operating Expenses	0.92%
Fee Waiver	(0.09%)
Total Annual Fund Operating Expenses After Fee Waiver	0.83%	[1]
(Dow Jones Target Date Funds �� Administrator) | (Wells Fargo Advantage Dow Jones Target 2015 Fund) | Administrator Class
Operating Expenses:
Management Fees	0.24%
Distribution (12b-1) Fees	none
Other Expenses	0.42%
Acquired Fund Fees and Expenses	0.26%
Total Annual Fund Operating Expenses	0.92%
Fee Waiver	(0.08%)
Total Annual Fund Operating Expenses After Fee Waiver	0.84%	[1]
(Dow Jones Target Date Funds �� Administrator) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Administrator Class
Operating Expenses:
Management Fees	0.22%
Distribution (12b-1) Fees	none
Other Expenses	0.41%
Acquired Fund Fees and Expenses	0.26%
Total Annual Fund Operating Expenses	0.89%
Fee Waiver	(0.04%)
Total Annual Fund Operating Expenses After Fee Waiver	0.85%	[1]
(Dow Jones Target Date Funds �� Administrator) | (Wells Fargo Advantage Dow Jones Target 2025 Fund) | Administrator Class
Operating Expenses:
Management Fees	0.23%
Distribution (12b-1) Fees	none
Other Expenses	0.42%
Acquired Fund Fees and Expenses	0.26%
Total Annual Fund Operating Expenses	0.91%
Fee Waiver	(0.06%)
Total Annual Fund Operating Expenses After Fee Waiver	0.85%	[1]
(Dow Jones Target Date Funds �� Administrator) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Administrator Class
Operating Expenses:
Management Fees	0.23%
Distribution (12b-1) Fees	none
Other Expenses	0.41%
Acquired Fund Fees and Expenses	0.27%
Total Annual Fund Operating Expenses	0.91%
Fee Waiver	(0.05%)
Total Annual Fund Operating Expenses After Fee Waiver	0.86%	[1]
(Dow Jones Target Date Funds �� Administrator) | (Wells Fargo Advantage Dow Jones Target 2035 Fund) | Administrator Class
Operating Expenses:
Management Fees	0.24%
Distribution (12b-1) Fees	none
Other Expenses	0.42%
Acquired Fund Fees and Expenses	0.27%
Total Annual Fund Operating Expenses	0.93%
Fee Waiver	(0.06%)
Total Annual Fund Operating Expenses After Fee Waiver	0.87%	[1]
(Dow Jones Target Date Funds �� Administrator) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Administrator Class
Operating Expenses:
Management Fees	0.24%
Distribution (12b-1) Fees	none
Other Expenses	0.41%
Acquired Fund Fees and Expenses	0.27%
Total Annual Fund Operating Expenses	0.92%
Fee Waiver	(0.05%)
Total Annual Fund Operating Expenses After Fee Waiver	0.87%	[1]
(Dow Jones Target Date Funds �� Administrator) | (Wells Fargo Advantage Dow Jones Target 2045 Fund) | Administrator Class
Operating Expenses:
Management Fees	0.25%
Distribution (12b-1) Fees	none
Other Expenses	0.42%
Acquired Fund Fees and Expenses	0.27%
Total Annual Fund Operating Expenses	0.94%
Fee Waiver	(0.07%)
Total Annual Fund Operating Expenses After Fee Waiver	0.87%	[1]
(Dow Jones Target Date Funds �� Administrator) | (Wells Fargo Advantage Dow Jones Target 2050 Fund) | Administrator Class
Operating Expenses:
Management Fees	0.24%
Distribution (12b-1) Fees	none
Other Expenses	0.42%
Acquired Fund Fees and Expenses	0.27%
Total Annual Fund Operating Expenses	0.93%
Fee Waiver	(0.06%)
Total Annual Fund Operating Expenses After Fee Waiver	0.87%	[1]
(Dow Jones Target Date Funds �� Administrator) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Administrator Class
Operating Expenses:
Management Fees	0.24%
Distribution (12b-1) Fees	none
Other Expenses	0.42%
Acquired Fund Fees and Expenses	0.25%
Total Annual Fund Operating Expenses	0.91%
Fee Waiver	(0.11%)
Total Annual Fund Operating Expenses After Fee Waiver	0.80%	[1]
(Dow Jones Target Date Funds �� Administrator) | (Wells Fargo Advantage Dow Jones Target 2055 Fund) | Administrator Class
Operating Expenses:
Management Fees	0.25%
Distribution (12b-1) Fees	none
Other Expenses	3.56%
Acquired Fund Fees and Expenses	0.27%
Total Annual Fund Operating Expenses	4.08%
Fee Waiver	(3.21%)
Total Annual Fund Operating Expenses After Fee Waiver	0.87%	[1]
(Dow Jones Target Date Funds �� Investor) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Investor Class
Operating Expenses:
Management Fees	0.24%
Distribution (12b-1) Fees	none
Other Expenses	0.64%
Acquired Fund Fees and Expenses	0.26%
Total Annual Fund Operating Expenses	1.14%
Fee Waiver	(0.25%)
Total Annual Fund Operating Expenses After Fee Waiver	0.89%	[1]
(Dow Jones Target Date Funds �� Investor) | (Wells Fargo Advantage Dow Jones Target 2015 Fund) | Investor Class
Operating Expenses:
Management Fees	0.24%
Distribution (12b-1) Fees	none
Other Expenses	0.64%
Acquired Fund Fees and Expenses	0.26%
Total Annual Fund Operating Expenses	1.14%
Fee Waiver	(0.24%)
Total Annual Fund Operating Expenses After Fee Waiver	0.90%	[1]
(Dow Jones Target Date Funds �� Investor) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Investor Class
Operating Expenses:
Management Fees	0.22%
Distribution (12b-1) Fees	none
Other Expenses	0.63%
Acquired Fund Fees and Expenses	0.26%
Total Annual Fund Operating Expenses	1.11%
Fee Waiver	(0.20%)
Total Annual Fund Operating Expenses After Fee Waiver	0.91%	[1]
(Dow Jones Target Date Funds �� Investor) | (Wells Fargo Advantage Dow Jones Target 2025 Fund) | Investor Class
Operating Expenses:
Management Fees	0.23%
Distribution (12b-1) Fees	none
Other Expenses	0.64%
Acquired Fund Fees and Expenses	0.26%
Total Annual Fund Operating Expenses	1.13%
Fee Waiver	(0.22%)
Total Annual Fund Operating Expenses After Fee Waiver	0.91%	[1]
(Dow Jones Target Date Funds �� Investor) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Investor Class
Operating Expenses:
Management Fees	0.23%
Distribution (12b-1) Fees	none
Other Expenses	0.63%
Acquired Fund Fees and Expenses	0.27%
Total Annual Fund Operating Expenses	1.13%
Fee Waiver	(0.21%)
Total Annual Fund Operating Expenses After Fee Waiver	0.92%	[1]
(Dow Jones Target Date Funds �� Investor) | (Wells Fargo Advantage Dow Jones Target 2035 Fund) | Investor Class
Operating Expenses:
Management Fees	0.24%
Distribution (12b-1) Fees	none
Other Expenses	0.64%
Acquired Fund Fees and Expenses	0.27%
Total Annual Fund Operating Expenses	1.15%
Fee Waiver	(0.22%)
Total Annual Fund Operating Expenses After Fee Waiver	0.93%	[1]
(Dow Jones Target Date Funds �� Investor) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Investor Class
Operating Expenses:
Management Fees	0.24%
Distribution (12b-1) Fees	none
Other Expenses	0.63%
Acquired Fund Fees and Expenses	0.27%
Total Annual Fund Operating Expenses	1.14%
Fee Waiver	(0.21%)
Total Annual Fund Operating Expenses After Fee Waiver	0.93%	[1]
(Dow Jones Target Date Funds �� Investor) | (Wells Fargo Advantage Dow Jones Target 2045 Fund) | Investor Class
Operating Expenses:
Management Fees	0.25%
Distribution (12b-1) Fees	none
Other Expenses	0.64%
Acquired Fund Fees and Expenses	0.27%
Total Annual Fund Operating Expenses	1.16%
Fee Waiver	(0.23%)
Total Annual Fund Operating Expenses After Fee Waiver	0.93%	[1]
(Dow Jones Target Date Funds �� Investor) | (Wells Fargo Advantage Dow Jones Target 2050 Fund) | Investor Class
Operating Expenses:
Management Fees	0.24%
Distribution (12b-1) Fees	none
Other Expenses	0.64%
Acquired Fund Fees and Expenses	0.27%
Total Annual Fund Operating Expenses	1.15%
Fee Waiver	(0.22%)
Total Annual Fund Operating Expenses After Fee Waiver	0.93%	[1]
(Dow Jones Target Date Funds �� Investor) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Investor Class
Operating Expenses:
Management Fees	0.24%
Distribution (12b-1) Fees	none
Other Expenses	0.64%
Acquired Fund Fees and Expenses	0.25%
Total Annual Fund Operating Expenses	1.13%
Fee Waiver	(0.27%)
Total Annual Fund Operating Expenses After Fee Waiver	0.86%	[1]
(Dow Jones Target Date Funds �� Investor) | (Wells Fargo Advantage Dow Jones Target 2055 Fund) | Investor
Operating Expenses:
Management Fees	0.25%
Distribution (12b-1) Fees	none
Other Expenses	3.78%
Acquired Fund Fees and Expenses	0.27%
Total Annual Fund Operating Expenses	4.30%
Fee Waiver	(3.37%)
Total Annual Fund Operating Expenses After Fee Waiver	0.93%	[1]
(Dow Jones Target Date Funds �� Institutional) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Institutional Class
Operating Expenses:
Management Fees	0.24%
Distribution (12b-1) Fees	none
Other Expenses	0.15%
Acquired Fund Fees and Expenses	0.26%
Total Annual Fund Operating Expenses	0.65%
Fee Waiver	(0.17%)
Total Annual Fund Operating Expenses After Fee Waiver	0.48%	[1]
(Dow Jones Target Date Funds �� Institutional) | (Wells Fargo Advantage Dow Jones Target 2015 Fund) | Institutional Class
Operating Expenses:
Management Fees	0.24%
Distribution (12b-1) Fees	none
Other Expenses	0.15%
Acquired Fund Fees and Expenses	0.26%
Total Annual Fund Operating Expenses	0.65%
Fee Waiver	(0.16%)
Total Annual Fund Operating Expenses After Fee Waiver	0.49%	[1]
(Dow Jones Target Date Funds �� Institutional) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Institutional Class
Operating Expenses:
Management Fees	0.22%
Distribution (12b-1) Fees	none
Other Expenses	0.14%
Acquired Fund Fees and Expenses	0.26%
Total Annual Fund Operating Expenses	0.62%
Fee Waiver	(0.12%)
Total Annual Fund Operating Expenses After Fee Waiver	0.50%	[1]
(Dow Jones Target Date Funds �� Institutional) | (Wells Fargo Advantage Dow Jones Target 2025 Fund) | Institutional Class
Operating Expenses:
Management Fees	0.23%
Distribution (12b-1) Fees	none
Other Expenses	0.15%
Acquired Fund Fees and Expenses	0.26%
Total Annual Fund Operating Expenses	0.64%
Fee Waiver	(0.14%)
Total Annual Fund Operating Expenses After Fee Waiver	0.50%	[1]
(Dow Jones Target Date Funds �� Institutional) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Institutional Class
Operating Expenses:
Management Fees	0.23%
Distribution (12b-1) Fees	none
Other Expenses	0.14%
Acquired Fund Fees and Expenses	0.27%
Total Annual Fund Operating Expenses	0.64%
Fee Waiver	(0.13%)
Total Annual Fund Operating Expenses After Fee Waiver	0.51%	[1]
(Dow Jones Target Date Funds �� Institutional) | (Wells Fargo Advantage Dow Jones Target 2035 Fund) | Institutional Class
Operating Expenses:
Management Fees	0.24%
Distribution (12b-1) Fees	none
Other Expenses	0.15%
Acquired Fund Fees and Expenses	0.27%
Total Annual Fund Operating Expenses	0.66%
Fee Waiver	(0.14%)
Total Annual Fund Operating Expenses After Fee Waiver	0.52%	[1]
(Dow Jones Target Date Funds �� Institutional) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Institutional Class
Operating Expenses:
Management Fees	0.24%
Distribution (12b-1) Fees	none
Other Expenses	0.14%
Acquired Fund Fees and Expenses	0.27%
Total Annual Fund Operating Expenses	0.65%
Fee Waiver	(0.13%)
Total Annual Fund Operating Expenses After Fee Waiver	0.52%	[1]
(Dow Jones Target Date Funds �� Institutional) | (Wells Fargo Advantage Dow Jones Target 2045 Fund) | Institutional Class
Operating Expenses:
Management Fees	0.25%
Distribution (12b-1) Fees	none
Other Expenses	0.15%
Acquired Fund Fees and Expenses	0.27%
Total Annual Fund Operating Expenses	0.67%
Fee Waiver	(0.15%)
Total Annual Fund Operating Expenses After Fee Waiver	0.52%	[1]
(Dow Jones Target Date Funds �� Institutional) | (Wells Fargo Advantage Dow Jones Target 2050 Fund) | Institutional Class
Operating Expenses:
Management Fees	0.24%
Distribution (12b-1) Fees	none
Other Expenses	0.15%
Acquired Fund Fees and Expenses	0.27%
Total Annual Fund Operating Expenses	0.66%
Fee Waiver	(0.14%)
Total Annual Fund Operating Expenses After Fee Waiver	0.52%	[1]
(Dow Jones Target Date Funds �� Institutional) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Institutional Class
Operating Expenses:
Management Fees	0.24%
Distribution (12b-1) Fees	none
Other Expenses	0.15%
Acquired Fund Fees and Expenses	0.25%
Total Annual Fund Operating Expenses	0.64%
Fee Waiver	(0.19%)
Total Annual Fund Operating Expenses After Fee Waiver	0.45%	[1]
(Dow Jones Target Date Funds �� Institutional) | (Wells Fargo Advantage Dow Jones Target 2055 Fund) | Institutional Class
Operating Expenses:
Management Fees	0.25%
Distribution (12b-1) Fees	none
Other Expenses	3.29%
Acquired Fund Fees and Expenses	0.27%
Total Annual Fund Operating Expenses	3.81%
Fee Waiver	(3.29%)
Total Annual Fund Operating Expenses After Fee Waiver	0.52%	[1]

[1]	The Adviser has committed through June 30, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, including the underlying master portfolios' fees and expenses, and excluding certain other expenses at the amounts shown above. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Annual Total Returns	0 Months Ended
Jul. 01, 2012
(Dow Jones Target Date Funds �� Retail) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Class A
Bar Chart Table:
Annual Return 2002	(9.23%)
Annual Return 2003	15.56%
Annual Return 2004	6.62%
Annual Return 2005	2.94%
Annual Return 2006	6.97%
Annual Return 2007	6.58%
Annual Return 2008	(11.24%)
Annual Return 2009	12.31%
Annual Return 2010	8.60%
Annual Return 2011	3.48%
(Dow Jones Target Date Funds �� Retail) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Class A
Bar Chart Table:
Annual Return 2002	(14.04%)
Annual Return 2003	19.66%
Annual Return 2004	8.23%
Annual Return 2005	4.33%
Annual Return 2006	10.67%
Annual Return 2007	6.93%
Annual Return 2008	(22.31%)
Annual Return 2009	18.98%
Annual Return 2010	11.24%
Annual Return 2011	1.18%
(Dow Jones Target Date Funds �� Retail) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Class A
Bar Chart Table:
Annual Return 2002	(16.99%)
Annual Return 2003	23.50%
Annual Return 2004	9.87%
Annual Return 2005	5.23%
Annual Return 2006	12.74%
Annual Return 2007	7.28%
Annual Return 2008	(31.75%)
Annual Return 2009	27.37%
Annual Return 2010	14.40%
Annual Return 2011	(1.90%)
(Dow Jones Target Date Funds �� Retail) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Class A
Bar Chart Table:
Annual Return 2002	(20.01%)
Annual Return 2003	27.08%
Annual Return 2004	11.18%
Annual Return 2005	6.03%
Annual Return 2006	14.55%
Annual Return 2007	7.41%
Annual Return 2008	(36.36%)
Annual Return 2009	32.37%
Annual Return 2010	16.35%
Annual Return 2011	(4.19%)
(Dow Jones Target Date Funds �� Retail) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Class A
Bar Chart Table:
Annual Return 2002	(4.03%)
Annual Return 2003	11.40%
Annual Return 2004	5.10%
Annual Return 2005	2.29%
Annual Return 2006	5.12%
Annual Return 2007	5.59%
Annual Return 2008	(3.65%)
Annual Return 2009	9.05%
Annual Return 2010	7.51%
Annual Return 2011	4.22%
(Dow Jones Target Date Funds �� Administrator) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Administrator Class
Bar Chart Table:
Annual Return 2002	(8.98%)
Annual Return 2003	15.99%
Annual Return 2004	6.90%
Annual Return 2005	3.32%
Annual Return 2006	7.23%
Annual Return 2007	6.94%
Annual Return 2008	(11.02%)
Annual Return 2009	12.59%
Annual Return 2010	8.80%
Annual Return 2011	3.70%
(Dow Jones Target Date Funds �� Administrator) | (Wells Fargo Advantage Dow Jones Target 2015 Fund) | Administrator Class
Bar Chart Table:
Annual Return 2008	(16.53%)
Annual Return 2009	15.79%
Annual Return 2010	9.97%
Annual Return 2011	2.67%
(Dow Jones Target Date Funds �� Administrator) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Administrator Class
Bar Chart Table:
Annual Return 2002	(13.76%)
Annual Return 2003	20.01%
Annual Return 2004	8.61%
Annual Return 2005	4.67%
Annual Return 2006	10.94%
Annual Return 2007	7.32%
Annual Return 2008	(22.06%)
Annual Return 2009	19.20%
Annual Return 2010	11.45%
Annual Return 2011	1.34%
(Dow Jones Target Date Funds �� Administrator) | (Wells Fargo Advantage Dow Jones Target 2025 Fund) | Administrator Class
Bar Chart Table:
Annual Return 2008	(26.65%)
Annual Return 2009	23.51%
Annual Return 2010	13.11%
Annual Return 2011	(0.13%)
(Dow Jones Target Date Funds �� Administrator) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Administrator Class
Bar Chart Table:
Annual Return 2002	(16.69%)
Annual Return 2003	23.75%
Annual Return 2004	10.27%
Annual Return 2005	5.50%
Annual Return 2006	13.10%
Annual Return 2007	7.61%
Annual Return 2008	(31.54%)
Annual Return 2009	27.70%
Annual Return 2010	14.60%
Annual Return 2011	(1.72%)
(Dow Jones Target Date Funds �� Administrator) | (Wells Fargo Advantage Dow Jones Target 2035 Fund) | Administrator Class
Bar Chart Table:
Annual Return 2008	(34.10%)
Annual Return 2009	30.49%
Annual Return 2010	15.79%
Annual Return 2011	(3.14%)
(Dow Jones Target Date Funds �� Administrator) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Administrator Class
Bar Chart Table:
Annual Return 2002	(19.77%)
Annual Return 2003	27.49%
Annual Return 2004	11.44%
Annual Return 2005	6.41%
Annual Return 2006	14.89%
Annual Return 2007	7.74%
Annual Return 2008	(36.23%)
Annual Return 2009	32.68%
Annual Return 2010	16.60%
Annual Return 2011	(4.03%)
(Dow Jones Target Date Funds �� Administrator) | (Wells Fargo Advantage Dow Jones Target 2045 Fund) | Administrator Class
Bar Chart Table:
Annual Return 2008	(35.54%)
Annual Return 2009	32.73%
Annual Return 2010	16.74%
Annual Return 2011	(4.43%)
(Dow Jones Target Date Funds �� Administrator) | (Wells Fargo Advantage Dow Jones Target 2050 Fund) | Administrator Class
Bar Chart Table:
Annual Return 2008	(35.92%)
Annual Return 2009	32.85%
Annual Return 2010	16.93%
Annual Return 2011	(4.47%)
(Dow Jones Target Date Funds �� Administrator) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Administrator Class
Bar Chart Table:
Annual Return 2002	(3.73%)
Annual Return 2003	11.89%
Annual Return 2004	5.33%
Annual Return 2005	2.65%
Annual Return 2006	5.35%
Annual Return 2007	5.91%
Annual Return 2008	(3.38%)
Annual Return 2009	9.34%
Annual Return 2010	7.65%
Annual Return 2011	4.42%
(Dow Jones Target Date Funds �� Investor) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Investor Class
Bar Chart Table:
Annual Return 2002	(8.98%)
Annual Return 2003	15.99%
Annual Return 2004	6.90%
Annual Return 2005	3.32%
Annual Return 2006	7.19%
Annual Return 2007	6.79%
Annual Return 2008	(10.99%)
Annual Return 2009	12.47%
Annual Return 2010	8.68%
Annual Return 2011	3.65%
(Dow Jones Target Date Funds �� Investor) | (Wells Fargo Advantage Dow Jones Target 2015 Fund) | Investor Class
Bar Chart Table:
Annual Return 2008	(16.56%)
Annual Return 2009	15.73%
Annual Return 2010	9.91%
Annual Return 2011	2.60%
(Dow Jones Target Date Funds �� Investor) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Investor Class
Bar Chart Table:
Annual Return 2002	(13.76%)
Annual Return 2003	20.01%
Annual Return 2004	8.61%
Annual Return 2005	4.66%
Annual Return 2006	10.90%
Annual Return 2007	7.34%
Annual Return 2008	(22.09%)
Annual Return 2009	19.19%
Annual Return 2010	11.41%
Annual Return 2011	1.21%
(Dow Jones Target Date Funds �� Investor) | (Wells Fargo Advantage Dow Jones Target 2025 Fund) | Investor Class
Bar Chart Table:
Annual Return 2008	(26.71%)
Annual Return 2009	23.56%
Annual Return 2010	13.01%
Annual Return 2011	(0.20%)
(Dow Jones Target Date Funds �� Investor) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Investor Class
Bar Chart Table:
Annual Return 2002	(16.69%)
Annual Return 2003	23.75%
Annual Return 2004	10.25%
Annual Return 2005	5.48%
Annual Return 2006	13.06%
Annual Return 2007	7.61%
Annual Return 2008	(31.56%)
Annual Return 2009	27.47%
Annual Return 2010	14.57%
Annual Return 2011	(1.77%)
(Dow Jones Target Date Funds �� Investor) | (Wells Fargo Advantage Dow Jones Target 2035 Fund) | Investor Class
Bar Chart Table:
Annual Return 2008	(34.05%)
Annual Return 2009	30.50%
Annual Return 2010	15.66%
Annual Return 2011	(3.18%)
(Dow Jones Target Date Funds �� Investor) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Investor Class
Bar Chart Table:
Annual Return 2002	(19.77%)
Annual Return 2003	27.49%
Annual Return 2004	11.42%
Annual Return 2005	6.38%
Annual Return 2006	14.84%
Annual Return 2007	7.75%
Annual Return 2008	(36.25%)
Annual Return 2009	32.53%
Annual Return 2010	16.49%
Annual Return 2011	(4.08%)
(Dow Jones Target Date Funds �� Investor) | (Wells Fargo Advantage Dow Jones Target 2045 Fund) | Investor Class
Bar Chart Table:
Annual Return 2008	(35.58%)
Annual Return 2009	32.66%
Annual Return 2010	16.63%
Annual Return 2011	(4.57%)
(Dow Jones Target Date Funds �� Investor) | (Wells Fargo Advantage Dow Jones Target 2050 Fund) | Investor Class
Bar Chart Table:
Annual Return 2008	(35.96%)
Annual Return 2009	32.81%
Annual Return 2010	16.78%
Annual Return 2011	(4.51%)
(Dow Jones Target Date Funds �� Investor) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Investor Class
Bar Chart Table:
Annual Return 2002	(3.73%)
Annual Return 2003	11.89%
Annual Return 2004	5.33%
Annual Return 2005	2.65%
Annual Return 2006	5.32%
Annual Return 2007	5.83%
Annual Return 2008	(3.41%)
Annual Return 2009	9.25%
Annual Return 2010	7.67%
Annual Return 2011	4.36%
(Dow Jones Target Date Funds �� Institutional) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Institutional Class
Bar Chart Table:
Annual Return 2002	(8.98%)
Annual Return 2003	15.99%
Annual Return 2004	7.01%
Annual Return 2005	3.44%
Annual Return 2006	7.54%
Annual Return 2007	7.10%
Annual Return 2008	(10.75%)
Annual Return 2009	12.76%
Annual Return 2010	9.19%
Annual Return 2011	4.06%
(Dow Jones Target Date Funds �� Institutional) | (Wells Fargo Advantage Dow Jones Target 2015 Fund) | Institutional Class
Bar Chart Table:
Annual Return 2008	(16.35%)
Annual Return 2009	15.95%
Annual Return 2010	10.35%
Annual Return 2011	3.05%
(Dow Jones Target Date Funds �� Institutional) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Institutional Class
Bar Chart Table:
Annual Return 2002	(13.76%)
Annual Return 2003	20.01%
Annual Return 2004	8.81%
Annual Return 2005	4.87%
Annual Return 2006	11.24%
Annual Return 2007	7.55%
Annual Return 2008	(21.92%)
Annual Return 2009	19.65%
Annual Return 2010	11.81%
Annual Return 2011	1.63%
(Dow Jones Target Date Funds �� Institutional) | (Wells Fargo Advantage Dow Jones Target 2025 Fund) | Institutional Class
Bar Chart Table:
Annual Return 2008	(26.70%)
Annual Return 2009	23.80%
Annual Return 2010	13.53%
Annual Return 2011	0.23%
(Dow Jones Target Date Funds �� Institutional) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Institutional Class
Bar Chart Table:
Annual Return 2002	(16.69%)
Annual Return 2003	23.75%
Annual Return 2004	10.38%
Annual Return 2005	5.71%
Annual Return 2006	13.33%
Annual Return 2007	7.84%
Annual Return 2008	(31.38%)
Annual Return 2009	27.99%
Annual Return 2010	15.00%
Annual Return 2011	(1.37%)
(Dow Jones Target Date Funds �� Institutional) | (Wells Fargo Advantage Dow Jones Target 2035 Fund) | Institutional Class
Bar Chart Table:
Annual Return 2008	(34.05%)
Annual Return 2009	31.51%
Annual Return 2010	16.09%
Annual Return 2011	(2.76%)
(Dow Jones Target Date Funds �� Institutional) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Institutional Class
Bar Chart Table:
Annual Return 2002	(19.77%)
Annual Return 2003	27.49%
Annual Return 2004	11.64%
Annual Return 2005	6.55%
Annual Return 2006	15.19%
Annual Return 2007	7.98%
Annual Return 2008	(36.06%)
Annual Return 2009	33.03%
Annual Return 2010	16.97%
Annual Return 2011	(3.75%)
(Dow Jones Target Date Funds �� Institutional) | (Wells Fargo Advantage Dow Jones Target 2045 Fund) | Institutional Class
Bar Chart Table:
Annual Return 2008	(35.50%)
Annual Return 2009	33.21%
Annual Return 2010	17.07%
Annual Return 2011	(4.06%)
(Dow Jones Target Date Funds �� Institutional) | (Wells Fargo Advantage Dow Jones Target 2050 Fund) | Institutional Class
Bar Chart Table:
Annual Return 2008	(35.78%)
Annual Return 2009	33.34%
Annual Return 2010	17.25%
Annual Return 2011	(4.07%)
(Dow Jones Target Date Funds �� Institutional) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Institutional Class
Bar Chart Table:
Annual Return 2002	(3.73%)
Annual Return 2003	11.89%
Annual Return 2004	5.43%
Annual Return 2005	2.76%
Annual Return 2006	5.67%
Annual Return 2007	6.14%
Annual Return 2008	(3.17%)
Annual Return 2009	9.69%
Annual Return 2010	7.99%
Annual Return 2011	4.86%

Average Annual Total Returns	0 Months Ended
Jul. 01, 2012
(Dow Jones Target Date Funds �� Retail) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Dow Jones Global Target 2010 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	4.49%
5 Years	4.68%
10 Years	6.37%
(Dow Jones Target Date Funds �� Retail) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	7.84%
5 Years	6.50%
10 Years	5.78%
(Dow Jones Target Date Funds �� Retail) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	1.03%
5 Years	(0.01%)
10 Years	3.51%
(Dow Jones Target Date Funds �� Retail) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Class A
Average Annual Return:
1 Year	(2.43%)
5 Years	2.40%
10 Years	3.32%
Inception Date of Share Class	Mar 1, 1994
(Dow Jones Target Date Funds �� Retail) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Class A | (after taxes on distributions)
Average Annual Return:
1 Year	(2.96%)
5 Years	1.48%
10 Years	2.48%
Inception Date of Share Class	Mar 1, 1994
(Dow Jones Target Date Funds �� Retail) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(1.48%)
5 Years	1.54%
10 Years	2.43%
Inception Date of Share Class	Mar 1, 1994
(Dow Jones Target Date Funds �� Retail) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Class B
Average Annual Return:
1 Year	(2.27%)
5 Years	2.47%
10 Years	3.43%
Inception Date of Share Class	Mar 1, 1997
(Dow Jones Target Date Funds �� Retail) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Class C
Average Annual Return:
1 Year	1.75%
5 Years	2.83%
10 Years	3.19%
Inception Date of Share Class	Dec 1, 1998
(Dow Jones Target Date Funds �� Retail) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Dow Jones Global Target 2020 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	2.01%
5 Years	3.10%
10 Years	6.39%
(Dow Jones Target Date Funds �� Retail) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	7.84%
5 Years	6.50%
10 Years	5.78%
(Dow Jones Target Date Funds �� Retail) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	1.03%
5 Years	(0.01%)
10 Years	3.51%
(Dow Jones Target Date Funds �� Retail) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Class A
Average Annual Return:
1 Year	(4.61%)
5 Years	0.95%
10 Years	3.03%
Inception Date of Share Class	Mar 1, 1994
(Dow Jones Target Date Funds �� Retail) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Class A | (after taxes on distributions)
Average Annual Return:
1 Year	(5.09%)
5 Years	0.19%
10 Years	2.34%
Inception Date of Share Class	Mar 1, 1994
(Dow Jones Target Date Funds �� Retail) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(2.85%)
5 Years	0.44%
10 Years	2.32%
Inception Date of Share Class	Mar 1, 1994
(Dow Jones Target Date Funds �� Retail) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Class B
Average Annual Return:
1 Year	(4.59%)
5 Years	1.01%
10 Years	3.13%
Inception Date of Share Class	Mar 1, 1997
(Dow Jones Target Date Funds �� Retail) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Class C
Average Annual Return:
1 Year	(0.57%)
5 Years	1.40%
10 Years	2.90%
Inception Date of Share Class	Dec 1, 1998
(Dow Jones Target Date Funds �� Retail) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Dow Jones Global Target 2030 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(1.20%)
5 Years	1.75%
10 Years	6.37%
(Dow Jones Target Date Funds �� Retail) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	7.84%
5 Years	6.50%
10 Years	5.78%
(Dow Jones Target Date Funds �� Retail) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	1.03%
5 Years	(0.01%)
10 Years	3.51%
(Dow Jones Target Date Funds �� Retail) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Class A
Average Annual Return:
1 Year	(7.51%)
5 Years	(0.27%)
10 Years	2.80%
Inception Date of Share Class	Mar 1, 1994
(Dow Jones Target Date Funds �� Retail) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Class A | (after taxes on distributions)
Average Annual Return:
1 Year	(8.09%)
5 Years	(0.89%)
10 Years	2.07%
Inception Date of Share Class	Mar 1, 1994
(Dow Jones Target Date Funds �� Retail) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(4.59%)
5 Years	(0.48%)
10 Years	2.14%
Inception Date of Share Class	Mar 1, 1994
(Dow Jones Target Date Funds �� Retail) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Class B
Average Annual Return:
1 Year	(7.63%)
5 Years	(0.23%)
10 Years	2.91%
Inception Date of Share Class	Mar 1, 1997
(Dow Jones Target Date Funds �� Retail) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Class C
Average Annual Return:
1 Year	(3.61%)
5 Years	0.17%
10 Years	2.68%
Inception Date of Share Class	Dec 1, 1998
(Dow Jones Target Date Funds �� Retail) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Dow Jones Global Target 2040 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(3.59%)
5 Years	0.93%
10 Years	6.22%
(Dow Jones Target Date Funds �� Retail) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	7.84%
5 Years	6.50%
10 Years	5.78%
(Dow Jones Target Date Funds �� Retail) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	1.03%
5 Years	(0.01%)
10 Years	3.51%
(Dow Jones Target Date Funds �� Retail) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Class A
Average Annual Return:
1 Year	(9.69%)
5 Years	(1.01%)
10 Years	2.69%
Inception Date of Share Class	Mar 1, 1994
(Dow Jones Target Date Funds �� Retail) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Class A | (after taxes on distributions)
Average Annual Return:
1 Year	(10.22%)
5 Years	(1.70%)
10 Years	2.12%
Inception Date of Share Class	Mar 1, 1994
(Dow Jones Target Date Funds �� Retail) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(5.93%)
5 Years	(1.10%)
10 Years	2.14%
Inception Date of Share Class	Mar 1, 1994
(Dow Jones Target Date Funds �� Retail) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Class B
Average Annual Return:
1 Year	(9.97%)
5 Years	(1.02%)
10 Years	2.80%
Inception Date of Share Class	Mar 1, 1997
(Dow Jones Target Date Funds �� Retail) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Class C
Average Annual Return:
1 Year	(5.92%)
5 Years	(0.59%)
10 Years	2.56%
Inception Date of Share Class	Jul 1, 1998
(Dow Jones Target Date Funds �� Retail) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Dow Jones Global Target Today Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	5.26%
5 Years	5.50%
10 Years	6.37%
(Dow Jones Target Date Funds �� Retail) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	7.84%
5 Years	6.50%
10 Years	5.78%
(Dow Jones Target Date Funds �� Retail) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	1.03%
5 Years	(0.01%)
10 Years	3.51%
(Dow Jones Target Date Funds �� Retail) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Class A
Average Annual Return:
1 Year	(1.79%)
5 Years	3.22%
10 Years	3.54%
Inception Date of Share Class	Mar 1, 1994
(Dow Jones Target Date Funds �� Retail) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Class A | (after taxes on distributions)
Average Annual Return:
1 Year	(2.58%)
5 Years	2.19%
10 Years	2.55%
Inception Date of Share Class	Mar 1, 1994
(Dow Jones Target Date Funds �� Retail) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(1.10%)
5 Years	2.16%
10 Years	2.51%
Inception Date of Share Class	Mar 1, 1994
(Dow Jones Target Date Funds �� Retail) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Class B
Average Annual Return:
1 Year	(1.47%)
5 Years	3.34%
10 Years	3.65%
Inception Date of Share Class	Aug 1, 1998
(Dow Jones Target Date Funds �� Retail) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Class C
Average Annual Return:
1 Year	2.50%
5 Years	3.69%
10 Years	3.42%
Inception Date of Share Class	Dec 1, 1998
(Dow Jones Target Date Funds �� Administrator) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Dow Jones Global Target 2010 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	4.49%
5 Years	4.68%
10 Years	6.37%
(Dow Jones Target Date Funds �� Administrator) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	7.84%
5 Years	6.50%
10 Years	5.78%
(Dow Jones Target Date Funds �� Administrator) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	1.03%
5 Years	(0.01%)
10 Years	3.51%
(Dow Jones Target Date Funds �� Administrator) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Administrator Class
Average Annual Return:
1 Year	3.70%
5 Years	3.86%
10 Years	4.22%
Inception Date of Share Class	Nov 8, 1999
(Dow Jones Target Date Funds �� Administrator) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	3.10%
5 Years	2.86%
10 Years	3.29%
Inception Date of Share Class	Nov 8, 1999
(Dow Jones Target Date Funds �� Administrator) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	2.52%
5 Years	2.76%
10 Years	3.16%
Inception Date of Share Class	Nov 8, 1999
(Dow Jones Target Date Funds �� Administrator) | (Wells Fargo Advantage Dow Jones Target 2015 Fund) | Dow Jones Global Target 2015 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	3.42%
Performance Since 6/29/2007	3.39%
(Dow Jones Target Date Funds �� Administrator) | (Wells Fargo Advantage Dow Jones Target 2015 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	7.84%
Performance Since 6/29/2007	7.01%
(Dow Jones Target Date Funds �� Administrator) | (Wells Fargo Advantage Dow Jones Target 2015 Fund) | Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	1.03%
Performance Since 6/29/2007	(1.53%)
(Dow Jones Target Date Funds �� Administrator) | (Wells Fargo Advantage Dow Jones Target 2015 Fund) | Administrator Class
Average Annual Return:
1 Year	2.67%
Performance Since 6/29/2007	2.60%
Inception Date of Share Class	Jun 29, 2007
(Dow Jones Target Date Funds �� Administrator) | (Wells Fargo Advantage Dow Jones Target 2015 Fund) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	1.93%
Performance Since 6/29/2007	1.63%
Inception Date of Share Class	Jun 29, 2007
(Dow Jones Target Date Funds �� Administrator) | (Wells Fargo Advantage Dow Jones Target 2015 Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	2.00%
Performance Since 6/29/2007	1.69%
Inception Date of Share Class	Jun 29, 2007
(Dow Jones Target Date Funds �� Administrator) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Dow Jones Global Target 2020 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	2.01%
5 Years	3.10%
10 Years	6.39%
(Dow Jones Target Date Funds �� Administrator) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	7.84%
5 Years	6.50%
10 Years	5.78%
(Dow Jones Target Date Funds �� Administrator) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	1.03%
5 Years	(0.01%)
10 Years	3.51%
(Dow Jones Target Date Funds �� Administrator) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Administrator Class
Average Annual Return:
1 Year	1.34%
5 Years	2.41%
10 Years	3.93%
Inception Date of Share Class	Nov 8, 1999
(Dow Jones Target Date Funds �� Administrator) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	0.78%
5 Years	1.58%
10 Years	3.17%
Inception Date of Share Class	Nov 8, 1999
(Dow Jones Target Date Funds �� Administrator) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	1.04%
5 Years	1.65%
10 Years	3.07%
Inception Date of Share Class	Nov 8, 1999
(Dow Jones Target Date Funds �� Administrator) | (Wells Fargo Advantage Dow Jones Target 2025 Fund) | Dow Jones Global Target 2025 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	0.49%
Performance Since 6/29/2007	1.19%
(Dow Jones Target Date Funds �� Administrator) | (Wells Fargo Advantage Dow Jones Target 2025 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	7.84%
Performance Since 6/29/2007	7.01%
(Dow Jones Target Date Funds �� Administrator) | (Wells Fargo Advantage Dow Jones Target 2025 Fund) | Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	1.03%
Performance Since 6/29/2007	(1.53%)
(Dow Jones Target Date Funds �� Administrator) | (Wells Fargo Advantage Dow Jones Target 2025 Fund) | Administrator Class
Average Annual Return:
1 Year	(0.13%)
Performance Since 6/29/2007	0.56%
Inception Date of Share Class	Jun 29, 2007
(Dow Jones Target Date Funds �� Administrator) | (Wells Fargo Advantage Dow Jones Target 2025 Fund) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	(1.08%)
Performance Since 6/29/2007	(0.07%)
Inception Date of Share Class	Jun 29, 2007
(Dow Jones Target Date Funds �� Administrator) | (Wells Fargo Advantage Dow Jones Target 2025 Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	0.39%
Performance Since 6/29/2007	0.20%
Inception Date of Share Class	Jun 29, 2007
(Dow Jones Target Date Funds �� Administrator) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Dow Jones Global Target 2030 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(1.20%)
5 Years	1.75%
10 Years	6.37%
(Dow Jones Target Date Funds �� Administrator) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	7.84%
5 Years	6.50%
10 Years	5.78%
(Dow Jones Target Date Funds �� Administrator) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	1.03%
5 Years	(0.01%)
10 Years	3.51%
(Dow Jones Target Date Funds �� Administrator) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Administrator Class
Average Annual Return:
1 Year	(1.72%)
5 Years	1.16%
10 Years	3.69%
Inception Date of Share Class	Nov 8, 1999
(Dow Jones Target Date Funds �� Administrator) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	(2.36%)
5 Years	0.49%
10 Years	2.90%
Inception Date of Share Class	Nov 8, 1999
(Dow Jones Target Date Funds �� Administrator) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(0.79%)
5 Years	0.72%
10 Years	2.89%
Inception Date of Share Class	Nov 8, 1999
(Dow Jones Target Date Funds �� Administrator) | (Wells Fargo Advantage Dow Jones Target 2035 Fund) | Dow Jones Global Target 2035 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(2.62%)
Performance Since 6/29/2007	(0.50%)
(Dow Jones Target Date Funds �� Administrator) | (Wells Fargo Advantage Dow Jones Target 2035 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	7.84%
Performance Since 6/29/2007	7.01%
(Dow Jones Target Date Funds �� Administrator) | (Wells Fargo Advantage Dow Jones Target 2035 Fund) | Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	1.03%
Performance Since 6/29/2007	(1.53%)
(Dow Jones Target Date Funds �� Administrator) | (Wells Fargo Advantage Dow Jones Target 2035 Fund) | Administrator Class
Average Annual Return:
1 Year	(3.14%)
Performance Since 6/29/2007	(1.03%)
Inception Date of Share Class	Jun 29, 2007
(Dow Jones Target Date Funds �� Administrator) | (Wells Fargo Advantage Dow Jones Target 2035 Fund) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	(3.72%)
Performance Since 6/29/2007	(1.43%)
Inception Date of Share Class	Jun 29, 2007
(Dow Jones Target Date Funds �� Administrator) | (Wells Fargo Advantage Dow Jones Target 2035 Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(1.69%)
Performance Since 6/29/2007	(1.01%)
Inception Date of Share Class	Jun 29, 2007
(Dow Jones Target Date Funds �� Administrator) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Dow Jones Global Target 2040 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(3.59%)
5 Years	0.93%
10 Years	6.22%
(Dow Jones Target Date Funds �� Administrator) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	7.84%
5 Years	6.50%
10 Years	5.78%
(Dow Jones Target Date Funds �� Administrator) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	1.03%
5 Years	(0.01%)
10 Years	3.51%
(Dow Jones Target Date Funds �� Administrator) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Administrator Class
Average Annual Return:
1 Year	(4.03%)
5 Years	0.40%
10 Years	3.58%
Inception Date of Share Class	Nov 8, 1999
(Dow Jones Target Date Funds �� Administrator) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	(4.63%)
5 Years	(0.34%)
10 Years	2.95%
Inception Date of Share Class	Nov 8, 1999
(Dow Jones Target Date Funds �� Administrator) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(2.23%)
5 Years	0.08%
10 Years	2.89%
Inception Date of Share Class	Nov 8, 1999
(Dow Jones Target Date Funds �� Administrator) | (Wells Fargo Advantage Dow Jones Target 2045 Fund) | Dow Jones Global Target 2045 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(3.99%)
Performance Since 6/29/2007	(0.94%)
(Dow Jones Target Date Funds �� Administrator) | (Wells Fargo Advantage Dow Jones Target 2045 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	7.84%
Performance Since 6/29/2007	7.01%
(Dow Jones Target Date Funds �� Administrator) | (Wells Fargo Advantage Dow Jones Target 2045 Fund) | Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	1.03%
Performance Since 6/29/2007	(1.53%)
(Dow Jones Target Date Funds �� Administrator) | (Wells Fargo Advantage Dow Jones Target 2045 Fund) | Administrator Class
Average Annual Return:
1 Year	(4.43%)
Performance Since 6/29/2007	(1.31%)
Inception Date of Share Class	Jun 29, 2007
(Dow Jones Target Date Funds �� Administrator) | (Wells Fargo Advantage Dow Jones Target 2045 Fund) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	(4.76%)
Performance Since 6/29/2007	(1.66%)
Inception Date of Share Class	Jun 29, 2007
(Dow Jones Target Date Funds �� Administrator) | (Wells Fargo Advantage Dow Jones Target 2045 Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(2.68%)
Performance Since 6/29/2007	(1.22%)
Inception Date of Share Class	Jun 29, 2007
(Dow Jones Target Date Funds �� Administrator) | (Wells Fargo Advantage Dow Jones Target 2050 Fund) | Dow Jones Global Target 2050 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(4.00%)
Performance Since 6/29/2007	(0.95%)
(Dow Jones Target Date Funds �� Administrator) | (Wells Fargo Advantage Dow Jones Target 2050 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	7.84%
Performance Since 6/29/2007	7.01%
(Dow Jones Target Date Funds �� Administrator) | (Wells Fargo Advantage Dow Jones Target 2050 Fund) | Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	1.03%
Performance Since 6/29/2007	(1.53%)
(Dow Jones Target Date Funds �� Administrator) | (Wells Fargo Advantage Dow Jones Target 2050 Fund) | Administrator Class
Average Annual Return:
1 Year	(4.47%)
Performance Since 6/29/2007	(1.39%)
Inception Date of Share Class	Jun 29, 2007
(Dow Jones Target Date Funds �� Administrator) | (Wells Fargo Advantage Dow Jones Target 2050 Fund) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	(5.25%)
Performance Since 6/29/2007	(1.94%)
Inception Date of Share Class	Jun 29, 2007
(Dow Jones Target Date Funds �� Administrator) | (Wells Fargo Advantage Dow Jones Target 2050 Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(2.37%)
Performance Since 6/29/2007	(1.36%)
Inception Date of Share Class	Jun 29, 2007
(Dow Jones Target Date Funds �� Administrator) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Dow Jones Global Target Today Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	5.26%
5 Years	5.50%
10 Years	6.37%
(Dow Jones Target Date Funds �� Administrator) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	7.84%
5 Years	6.50%
10 Years	5.78%
(Dow Jones Target Date Funds �� Administrator) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	1.03%
5 Years	(0.01%)
10 Years	3.51%
(Dow Jones Target Date Funds �� Administrator) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Administrator Class
Average Annual Return:
1 Year	4.42%
5 Years	4.69%
10 Years	4.43%
Inception Date of Share Class	Nov 8, 1999
(Dow Jones Target Date Funds �� Administrator) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	3.53%
5 Years	3.58%
10 Years	3.36%
Inception Date of Share Class	Nov 8, 1999
(Dow Jones Target Date Funds �� Administrator) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	2.94%
5 Years	3.39%
10 Years	3.24%
Inception Date of Share Class	Nov 8, 1999
(Dow Jones Target Date Funds �� Investor) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Dow Jones Global Target 2010 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	4.49%
5 Years	4.68%
10 Years	6.37%
(Dow Jones Target Date Funds �� Investor) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	7.84%
5 Years	6.50%
10 Years	5.78%
(Dow Jones Target Date Funds �� Investor) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	1.03%
5 Years	(0.01%)
10 Years	3.51%
(Dow Jones Target Date Funds �� Investor) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Investor Class
Average Annual Return:
1 Year	3.65%
5 Years	3.79%
10 Years	4.17%
Inception Date of Share Class	Jan 31, 2007
(Dow Jones Target Date Funds �� Investor) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Investor Class | (after taxes on distributions)
Average Annual Return:
1 Year	3.07%
5 Years	2.79%
10 Years	3.25%
Inception Date of Share Class	Jan 31, 2007
(Dow Jones Target Date Funds �� Investor) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Investor Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	2.49%
5 Years	2.70%
10 Years	3.13%
Inception Date of Share Class	Jan 31, 2007
(Dow Jones Target Date Funds �� Investor) | (Wells Fargo Advantage Dow Jones Target 2015 Fund) | Dow Jones Global Target 2015 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	3.42%
Performance Since 6/29/2007	3.39%
(Dow Jones Target Date Funds �� Investor) | (Wells Fargo Advantage Dow Jones Target 2015 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	7.84%
Performance Since 6/29/2007	7.01%
(Dow Jones Target Date Funds �� Investor) | (Wells Fargo Advantage Dow Jones Target 2015 Fund) | Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	1.03%
Performance Since 6/29/2007	(1.53%)
(Dow Jones Target Date Funds �� Investor) | (Wells Fargo Advantage Dow Jones Target 2015 Fund) | Investor Class
Average Annual Return:
1 Year	2.60%
Performance Since 6/29/2007	2.57%
Inception Date of Share Class	Jun 29, 2007
(Dow Jones Target Date Funds �� Investor) | (Wells Fargo Advantage Dow Jones Target 2015 Fund) | Investor Class | (after taxes on distributions)
Average Annual Return:
1 Year	1.88%
Performance Since 6/29/2007	1.61%
Inception Date of Share Class	Jun 29, 2007
(Dow Jones Target Date Funds �� Investor) | (Wells Fargo Advantage Dow Jones Target 2015 Fund) | Investor Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	1.95%
Performance Since 6/29/2007	1.68%
Inception Date of Share Class	Jun 29, 2007
(Dow Jones Target Date Funds �� Investor) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Dow Jones Global Target 2020 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	2.01%
5 Years	3.10%
10 Years	6.39%
(Dow Jones Target Date Funds �� Investor) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	7.84%
5 Years	6.50%
10 Years	5.78%
(Dow Jones Target Date Funds �� Investor) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	1.03%
5 Years	(0.01%)
10 Years	3.51%
(Dow Jones Target Date Funds �� Investor) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Investor Class
Average Annual Return:
1 Year	1.21%
5 Years	2.36%
10 Years	3.90%
Inception Date of Share Class	Jan 31, 2007
(Dow Jones Target Date Funds �� Investor) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Investor Class | (after taxes on distributions)
Average Annual Return:
1 Year	0.67%
5 Years	1.54%
10 Years	3.15%
Inception Date of Share Class	Jan 31, 2007
(Dow Jones Target Date Funds �� Investor) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Investor Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	0.95%
5 Years	1.62%
10 Years	3.05%
Inception Date of Share Class	Jan 31, 2007
(Dow Jones Target Date Funds �� Investor) | (Wells Fargo Advantage Dow Jones Target 2025 Fund) | Dow Jones Global Target 2025 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	0.49%
Performance Since 6/29/2007	1.19%
(Dow Jones Target Date Funds �� Investor) | (Wells Fargo Advantage Dow Jones Target 2025 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	7.84%
Performance Since 6/29/2007	7.01%
(Dow Jones Target Date Funds �� Investor) | (Wells Fargo Advantage Dow Jones Target 2025 Fund) | Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	1.03%
Performance Since 6/29/2007	(1.53%)
(Dow Jones Target Date Funds �� Investor) | (Wells Fargo Advantage Dow Jones Target 2025 Fund) | Investor Class
Average Annual Return:
1 Year	(0.20%)
Performance Since 6/29/2007	0.52%
Inception Date of Share Class	Jun 29, 2007
(Dow Jones Target Date Funds �� Investor) | (Wells Fargo Advantage Dow Jones Target 2025 Fund) | Investor Class | (after taxes on distributions)
Average Annual Return:
1 Year	(1.12%)
Performance Since 6/29/2007	(0.11%)
Inception Date of Share Class	Jun 29, 2007
(Dow Jones Target Date Funds �� Investor) | (Wells Fargo Advantage Dow Jones Target 2025 Fund) | Investor Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	0.35%
Performance Since 6/29/2007	0.17%
Inception Date of Share Class	Jun 29, 2007
(Dow Jones Target Date Funds �� Investor) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Dow Jones Global Target 2030 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(1.20%)
5 Years	1.75%
10 Years	6.37%
(Dow Jones Target Date Funds �� Investor) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	7.84%
5 Years	6.50%
10 Years	5.78%
(Dow Jones Target Date Funds �� Investor) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	1.03%
5 Years	(0.01%)
10 Years	3.51%
(Dow Jones Target Date Funds �� Investor) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Investor Class
Average Annual Return:
1 Year	(1.77%)
5 Years	1.11%
10 Years	3.66%
Inception Date of Share Class	Jan 31, 2007
(Dow Jones Target Date Funds �� Investor) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Investor Class | (after taxes on distributions)
Average Annual Return:
1 Year	(2.41%)
5 Years	0.43%
10 Years	2.86%
Inception Date of Share Class	Jan 31, 2007
(Dow Jones Target Date Funds �� Investor) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Investor Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(0.83%)
5 Years	0.67%
10 Years	2.86%
Inception Date of Share Class	Jan 31, 2007
(Dow Jones Target Date Funds �� Investor) | (Wells Fargo Advantage Dow Jones Target 2035 Fund) | Dow Jones Global Target 2035 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(2.62%)
Performance Since 6/29/2007	(0.50%)
(Dow Jones Target Date Funds �� Investor) | (Wells Fargo Advantage Dow Jones Target 2035 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	7.84%
Performance Since 6/29/2007	7.01%
(Dow Jones Target Date Funds �� Investor) | (Wells Fargo Advantage Dow Jones Target 2035 Fund) | Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	1.03%
Performance Since 6/29/2007	(1.53%)
(Dow Jones Target Date Funds �� Investor) | (Wells Fargo Advantage Dow Jones Target 2035 Fund) | Investor Class
Average Annual Return:
1 Year	(3.18%)
Performance Since 6/29/2007	(1.06%)
Inception Date of Share Class	Jun 29, 2007
(Dow Jones Target Date Funds �� Investor) | (Wells Fargo Advantage Dow Jones Target 2035 Fund) | Investor Class | (after taxes on distributions)
Average Annual Return:
1 Year	(3.75%)
Performance Since 6/29/2007	(1.44%)
Inception Date of Share Class	Jun 29, 2007
(Dow Jones Target Date Funds �� Investor) | (Wells Fargo Advantage Dow Jones Target 2035 Fund) | Investor Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(1.72%)
Performance Since 6/29/2007	(1.03%)
Inception Date of Share Class	Jun 29, 2007
(Dow Jones Target Date Funds �� Investor) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Dow Jones Global Target 2040 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(3.59%)
5 Years	0.93%
10 Years	6.22%
(Dow Jones Target Date Funds �� Investor) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	7.84%
5 Years	6.50%
10 Years	5.78%
(Dow Jones Target Date Funds �� Investor) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	1.03%
5 Years	(0.01%)
10 Years	3.51%
(Dow Jones Target Date Funds �� Investor) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Investor Class
Average Annual Return:
1 Year	(4.08%)
5 Years	0.34%
10 Years	3.54%
Inception Date of Share Class	Jan 31, 2007
(Dow Jones Target Date Funds �� Investor) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Investor Class | (after taxes on distributions)
Average Annual Return:
1 Year	(4.67%)
5 Years	(0.39%)
10 Years	2.91%
Inception Date of Share Class	Jan 31, 2007
(Dow Jones Target Date Funds �� Investor) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Investor Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(2.26%)
5 Years	0.03%
10 Years	2.86%
Inception Date of Share Class	Jan 31, 2007
(Dow Jones Target Date Funds �� Investor) | (Wells Fargo Advantage Dow Jones Target 2045 Fund) | Dow Jones Global Target 2045 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(3.99%)
Performance Since 6/29/2007	(0.94%)
(Dow Jones Target Date Funds �� Investor) | (Wells Fargo Advantage Dow Jones Target 2045 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	7.84%
Performance Since 6/29/2007	7.01%
(Dow Jones Target Date Funds �� Investor) | (Wells Fargo Advantage Dow Jones Target 2045 Fund) | Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	1.03%
Performance Since 6/29/2007	(1.53%)
(Dow Jones Target Date Funds �� Investor) | (Wells Fargo Advantage Dow Jones Target 2045 Fund) | Investor Class
Average Annual Return:
1 Year	(4.57%)
Performance Since 6/29/2007	(1.41%)
Inception Date of Share Class	Jun 29, 2007
(Dow Jones Target Date Funds �� Investor) | (Wells Fargo Advantage Dow Jones Target 2045 Fund) | Investor Class | (after taxes on distributions)
Average Annual Return:
1 Year	(4.89%)
Performance Since 6/29/2007	(1.74%)
Inception Date of Share Class	Jun 29, 2007
(Dow Jones Target Date Funds �� Investor) | (Wells Fargo Advantage Dow Jones Target 2045 Fund) | Investor Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(2.78%)
Performance Since 6/29/2007	(1.30%)
Inception Date of Share Class	Jun 29, 2007
(Dow Jones Target Date Funds �� Investor) | (Wells Fargo Advantage Dow Jones Target 2050 Fund) | Dow Jones Global Target 2050 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(4.00%)
Performance Since 6/29/2007	(0.95%)
(Dow Jones Target Date Funds �� Investor) | (Wells Fargo Advantage Dow Jones Target 2050 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	7.84%
Performance Since 6/29/2007	7.01%
(Dow Jones Target Date Funds �� Investor) | (Wells Fargo Advantage Dow Jones Target 2050 Fund) | Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	1.03%
Performance Since 6/29/2007	(1.53%)
(Dow Jones Target Date Funds �� Investor) | (Wells Fargo Advantage Dow Jones Target 2050 Fund) | Investor Class
Average Annual Return:
1 Year	(4.51%)
Performance Since 6/29/2007	(1.46%)
Inception Date of Share Class	Jun 29, 2007
(Dow Jones Target Date Funds �� Investor) | (Wells Fargo Advantage Dow Jones Target 2050 Fund) | Investor Class | (after taxes on distributions)
Average Annual Return:
1 Year	(5.28%)
Performance Since 6/29/2007	(1.98%)
Inception Date of Share Class	Jun 29, 2007
(Dow Jones Target Date Funds �� Investor) | (Wells Fargo Advantage Dow Jones Target 2050 Fund) | Investor Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(2.40%)
Performance Since 6/29/2007	(1.41%)
Inception Date of Share Class	Jun 29, 2007
(Dow Jones Target Date Funds �� Investor) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Dow Jones Global Target Today Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	5.26%
5 Years	5.50%
10 Years	6.37%
(Dow Jones Target Date Funds �� Investor) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	7.84%
5 Years	6.50%
10 Years	5.78%
(Dow Jones Target Date Funds �� Investor) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	1.03%
5 Years	(0.01%)
10 Years	3.51%
(Dow Jones Target Date Funds �� Investor) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Investor Class
Average Annual Return:
1 Year	4.36%
5 Years	4.64%
10 Years	4.41%
Inception Date of Share Class	Jan 31, 2007
(Dow Jones Target Date Funds �� Investor) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Investor Class | (after taxes on distributions)
Average Annual Return:
1 Year	3.49%
5 Years	3.54%
10 Years	3.34%
Inception Date of Share Class	Jan 31, 2007
(Dow Jones Target Date Funds �� Investor) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Investor Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	2.90%
5 Years	3.35%
10 Years	3.22%
Inception Date of Share Class	Jan 31, 2007
(Dow Jones Target Date Funds �� Institutional) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Dow Jones Global Target 2010 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	4.49%
5 Years	4.68%
10 Years	6.37%
(Dow Jones Target Date Funds �� Institutional) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	7.84%
5 Years	6.50%
10 Years	5.78%
(Dow Jones Target Date Funds �� Institutional) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	1.03%
5 Years	(0.01%)
10 Years	3.51%
(Dow Jones Target Date Funds �� Institutional) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Institutional Class
Average Annual Return:
1 Year	4.06%
5 Years	4.14%
10 Years	4.41%
Inception Date of Share Class	Jun 30, 2004
(Dow Jones Target Date Funds �� Institutional) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Institutional Class | (after taxes on distributions)
Average Annual Return:
1 Year	3.35%
5 Years	3.04%
10 Years	3.42%
Inception Date of Share Class	Jun 30, 2004
(Dow Jones Target Date Funds �� Institutional) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	2.78%
5 Years	2.94%
10 Years	3.29%
Inception Date of Share Class	Jun 30, 2004
(Dow Jones Target Date Funds �� Institutional) | (Wells Fargo Advantage Dow Jones Target 2015 Fund) | Dow Jones Global Target 2015 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	3.42%
Performance Since 6/29/2007	3.39%
(Dow Jones Target Date Funds �� Institutional) | (Wells Fargo Advantage Dow Jones Target 2015 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	7.84%
Performance Since 6/29/2007	7.01%
(Dow Jones Target Date Funds �� Institutional) | (Wells Fargo Advantage Dow Jones Target 2015 Fund) | Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	1.03%
Performance Since 6/29/2007	(1.53%)
(Dow Jones Target Date Funds �� Institutional) | (Wells Fargo Advantage Dow Jones Target 2015 Fund) | Institutional Class
Average Annual Return:
1 Year	3.05%
Performance Since 6/29/2007	2.86%
Inception Date of Share Class	Jun 29, 2007
(Dow Jones Target Date Funds �� Institutional) | (Wells Fargo Advantage Dow Jones Target 2015 Fund) | Institutional Class | (after taxes on distributions)
Average Annual Return:
1 Year	2.20%
Performance Since 6/29/2007	1.72%
Inception Date of Share Class	Jun 29, 2007
(Dow Jones Target Date Funds �� Institutional) | (Wells Fargo Advantage Dow Jones Target 2015 Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	2.27%
Performance Since 6/29/2007	1.82%
Inception Date of Share Class	Jun 29, 2007
(Dow Jones Target Date Funds �� Institutional) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Dow Jones Global Target 2020 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	2.01%
5 Years	3.10%
10 Years	6.39%
(Dow Jones Target Date Funds �� Institutional) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	7.84%
5 Years	6.50%
10 Years	5.78%
(Dow Jones Target Date Funds �� Institutional) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	1.03%
5 Years	(0.01%)
10 Years	3.51%
(Dow Jones Target Date Funds �� Institutional) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Institutional Class
Average Annual Return:
1 Year	1.63%
5 Years	2.69%
10 Years	4.14%
Inception Date of Share Class	Jun 30, 2004
(Dow Jones Target Date Funds �� Institutional) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Institutional Class | (after taxes on distributions)
Average Annual Return:
1 Year	0.97%
5 Years	1.77%
10 Years	3.32%
Inception Date of Share Class	Jun 30, 2004
(Dow Jones Target Date Funds �� Institutional) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	1.25%
5 Years	1.85%
10 Years	3.22%
Inception Date of Share Class	Jun 30, 2004
(Dow Jones Target Date Funds �� Institutional) | (Wells Fargo Advantage Dow Jones Target 2025 Fund) | Dow Jones Global Target 2025 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	0.49%
Performance Since 6/29/2007	1.19%
(Dow Jones Target Date Funds �� Institutional) | (Wells Fargo Advantage Dow Jones Target 2025 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	7.84%
Performance Since 6/29/2007	7.01%
(Dow Jones Target Date Funds �� Institutional) | (Wells Fargo Advantage Dow Jones Target 2025 Fund) | Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	1.03%
Performance Since 6/29/2007	(1.53%)
(Dow Jones Target Date Funds �� Institutional) | (Wells Fargo Advantage Dow Jones Target 2025 Fund) | Institutional Class
Average Annual Return:
1 Year	0.23%
Performance Since 6/29/2007	0.80%
Inception Date of Share Class	Jun 29, 2007
(Dow Jones Target Date Funds �� Institutional) | (Wells Fargo Advantage Dow Jones Target 2025 Fund) | Institutional Class | (after taxes on distributions)
Average Annual Return:
1 Year	(0.83%)
Performance Since 6/29/2007	0.08%
Inception Date of Share Class	Jun 29, 2007
(Dow Jones Target Date Funds �� Institutional) | (Wells Fargo Advantage Dow Jones Target 2025 Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	0.65%
Performance Since 6/29/2007	0.36%
Inception Date of Share Class	Jun 29, 2007
(Dow Jones Target Date Funds �� Institutional) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Dow Jones Global Target 2030 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(1.20%)
5 Years	1.75%
10 Years	6.37%
(Dow Jones Target Date Funds �� Institutional) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	7.84%
5 Years	6.50%
10 Years	5.78%
(Dow Jones Target Date Funds �� Institutional) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	1.03%
5 Years	(0.01%)
10 Years	3.51%
(Dow Jones Target Date Funds �� Institutional) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Institutional Class
Average Annual Return:
1 Year	(1.37%)
5 Years	1.44%
10 Years	3.89%
Inception Date of Share Class	Jun 30, 2004
(Dow Jones Target Date Funds �� Institutional) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Institutional Class | (after taxes on distributions)
Average Annual Return:
1 Year	(2.12%)
5 Years	0.69%
10 Years	3.04%
Inception Date of Share Class	Jun 30, 2004
(Dow Jones Target Date Funds �� Institutional) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(0.54%)
5 Years	0.92%
10 Years	3.04%
Inception Date of Share Class	Jun 30, 2004
(Dow Jones Target Date Funds �� Institutional) | (Wells Fargo Advantage Dow Jones Target 2035 Fund) | Dow Jones Global Target 2035 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(2.62%)
Performance Since 6/29/2007	(0.50%)
(Dow Jones Target Date Funds �� Institutional) | (Wells Fargo Advantage Dow Jones Target 2035 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	7.84%
Performance Since 6/29/2007	7.01%
(Dow Jones Target Date Funds �� Institutional) | (Wells Fargo Advantage Dow Jones Target 2035 Fund) | Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	1.03%
Performance Since 6/29/2007	(1.53%)
(Dow Jones Target Date Funds �� Institutional) | (Wells Fargo Advantage Dow Jones Target 2035 Fund) | Institutional Class
Average Annual Return:
1 Year	(2.76%)
Performance Since 6/29/2007	(0.69%)
Inception Date of Share Class	Jun 29, 2007
(Dow Jones Target Date Funds �� Institutional) | (Wells Fargo Advantage Dow Jones Target 2035 Fund) | Institutional Class | (after taxes on distributions)
Average Annual Return:
1 Year	(3.42%)
Performance Since 6/29/2007	(1.20%)
Inception Date of Share Class	Jun 29, 2007
(Dow Jones Target Date Funds �� Institutional) | (Wells Fargo Advantage Dow Jones Target 2035 Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(1.41%)
Performance Since 6/29/2007	(0.76%)
Inception Date of Share Class	Jun 29, 2007
(Dow Jones Target Date Funds �� Institutional) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Dow Jones Global Target 2040 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(3.59%)
5 Years	0.93%
10 Years	6.22%
(Dow Jones Target Date Funds �� Institutional) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	7.84%
5 Years	6.50%
10 Years	5.78%
(Dow Jones Target Date Funds �� Institutional) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	1.03%
5 Years	(0.01%)
10 Years	3.51%
(Dow Jones Target Date Funds �� Institutional) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Institutional Class
Average Annual Return:
1 Year	(3.75%)
5 Years	0.67%
10 Years	3.78%
Inception Date of Share Class	Jun 30, 2004
(Dow Jones Target Date Funds �� Institutional) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Institutional Class | (after taxes on distributions)
Average Annual Return:
1 Year	(4.44%)
5 Years	(0.12%)
10 Years	3.11%
Inception Date of Share Class	Jun 30, 2004
(Dow Jones Target Date Funds �� Institutional) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(2.01%)
5 Years	0.29%
10 Years	3.05%
Inception Date of Share Class	Jun 30, 2004
(Dow Jones Target Date Funds �� Institutional) | (Wells Fargo Advantage Dow Jones Target 2045 Fund) | Dow Jones Global Target 2045 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(3.99%)
Performance Since 6/29/2007	(0.94%)
(Dow Jones Target Date Funds �� Institutional) | (Wells Fargo Advantage Dow Jones Target 2045 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	7.84%
Performance Since 6/29/2007	7.01%
(Dow Jones Target Date Funds �� Institutional) | (Wells Fargo Advantage Dow Jones Target 2045 Fund) | Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	1.03%
Performance Since 6/29/2007	(1.53%)
(Dow Jones Target Date Funds �� Institutional) | (Wells Fargo Advantage Dow Jones Target 2045 Fund) | Institutional Class
Average Annual Return:
1 Year	(4.06%)
Performance Since 6/29/2007	(1.06%)
Inception Date of Share Class	Jun 29, 2007
(Dow Jones Target Date Funds �� Institutional) | (Wells Fargo Advantage Dow Jones Target 2045 Fund) | Institutional Class | (after taxes on distributions)
Average Annual Return:
1 Year	(4.46%)
Performance Since 6/29/2007	(1.49%)
Inception Date of Share Class	Jun 29, 2007
(Dow Jones Target Date Funds �� Institutional) | (Wells Fargo Advantage Dow Jones Target 2045 Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(2.41%)
Performance Since 6/29/2007	(1.04%)
Inception Date of Share Class	Jun 29, 2007
(Dow Jones Target Date Funds �� Institutional) | (Wells Fargo Advantage Dow Jones Target 2050 Fund) | Dow Jones Global Target 2050 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(4.00%)
Performance Since 6/29/2007	(0.95%)
(Dow Jones Target Date Funds �� Institutional) | (Wells Fargo Advantage Dow Jones Target 2050 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	7.84%
Performance Since 6/29/2007	7.01%
(Dow Jones Target Date Funds �� Institutional) | (Wells Fargo Advantage Dow Jones Target 2050 Fund) | Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	1.03%
Performance Since 6/29/2007	(1.53%)
(Dow Jones Target Date Funds �� Institutional) | (Wells Fargo Advantage Dow Jones Target 2050 Fund) | Institutional Class
Average Annual Return:
1 Year	(4.07%)
Performance Since 6/29/2007	(1.10%)
Inception Date of Share Class	Jun 29, 2007
(Dow Jones Target Date Funds �� Institutional) | (Wells Fargo Advantage Dow Jones Target 2050 Fund) | Institutional Class | (after taxes on distributions)
Average Annual Return:
1 Year	(4.94%)
Performance Since 6/29/2007	(1.72%)
Inception Date of Share Class	Jun 29, 2007
(Dow Jones Target Date Funds �� Institutional) | (Wells Fargo Advantage Dow Jones Target 2050 Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(2.09%)
Performance Since 6/29/2007	(1.14%)
Inception Date of Share Class	Jun 29, 2007
(Dow Jones Target Date Funds �� Institutional) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Dow Jones Global Target Today Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	5.26%
5 Years	5.50%
10 Years	6.37%
(Dow Jones Target Date Funds �� Institutional) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	7.84%
5 Years	6.50%
10 Years	5.78%
(Dow Jones Target Date Funds �� Institutional) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	1.03%
5 Years	(0.01%)
10 Years	3.51%
(Dow Jones Target Date Funds �� Institutional) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Institutional Class
Average Annual Return:
1 Year	4.86%
5 Years	5.01%
10 Years	4.64%
Inception Date of Share Class	Jun 30, 2004
(Dow Jones Target Date Funds �� Institutional) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Institutional Class | (after taxes on distributions)
Average Annual Return:
1 Year	3.85%
5 Years	3.80%
10 Years	3.50%
Inception Date of Share Class	Jun 30, 2004
(Dow Jones Target Date Funds �� Institutional) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	3.22%
5 Years	3.60%
10 Years	3.39%
Inception Date of Share Class	Jun 30, 2004

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Feb 29, 2012
Registrant Name	dei_EntityRegistrantName	Wells Fargo Funds Trust
Central Index Key	dei_EntityCentralIndexKey	0001081400
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun 25, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jul 1, 2012
Prospectus Date	rr_ProspectusDate	Jul 1, 2012
(Dow Jones Target Date Funds �� Retail) | (Wells Fargo Advantage Dow Jones Target 2010 Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2010 IndexSM.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds��. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 45 and 47 of the Prospectus and "Additional Purchase and Redemption Information" on page 52 of the Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-06-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 43% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	43.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds��. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 45 and 47 of the Prospectus and "Additional Purchase and Redemption Information" on page 52 of the Statement of Additional Information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2010 IndexSM.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2010 IndexSM. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2010 IndexSM. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2010 IndexSM by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2010 IndexSM, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2010 IndexSM. As the Fund has now reached its target year, its risk exposure approaches 27% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 29, 2012, the Dow Jones Target 2010 IndexSM included equity, fixed income and money market securities in the weights of 22%, 74% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Risk Lose Money [Text]	rr_RiskLoseMoney	Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter:   2nd Quarter 2003   +9.19%

Lowest Quarter:    3rd Quarter 2002   -8.62%

Year-to-date total return as of 3/31/2012 is +2.48%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2011 (Returns reflect applicable sales charges)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.

(Dow Jones Target Date Funds �� Retail) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Dow Jones Global Target 2010 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.49%
5 Years	rr_AverageAnnualReturnYear05	4.68%
10 Years	rr_AverageAnnualReturnYear10	6.37%
(Dow Jones Target Date Funds �� Retail) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.84%
5 Years	rr_AverageAnnualReturnYear05	6.50%
10 Years	rr_AverageAnnualReturnYear10	5.78%
(Dow Jones Target Date Funds �� Retail) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.03%
5 Years	rr_AverageAnnualReturnYear05	(0.01%)
10 Years	rr_AverageAnnualReturnYear10	3.51%
(Dow Jones Target Date Funds �� Retail) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.24%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.58%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.08%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.99%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	670
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	890
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,128
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,809
Annual Return 2002	rr_AnnualReturn2002	(9.23%)
Annual Return 2003	rr_AnnualReturn2003	15.56%
Annual Return 2004	rr_AnnualReturn2004	6.62%
Annual Return 2005	rr_AnnualReturn2005	2.94%
Annual Return 2006	rr_AnnualReturn2006	6.97%
Annual Return 2007	rr_AnnualReturn2007	6.58%
Annual Return 2008	rr_AnnualReturn2008	(11.24%)
Annual Return 2009	rr_AnnualReturn2009	12.31%
Annual Return 2010	rr_AnnualReturn2010	8.60%
Annual Return 2011	rr_AnnualReturn2011	3.48%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2012 is +2.48%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.48%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.19%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 3rd Quarter 2002
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.62%)
1 Year	rr_AverageAnnualReturnYear01	(2.43%)
5 Years	rr_AverageAnnualReturnYear05	2.40%
10 Years	rr_AverageAnnualReturnYear10	3.32%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Mar 1, 1994
(Dow Jones Target Date Funds �� Retail) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Class A | (after taxes on distributions)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.96%)
5 Years	rr_AverageAnnualReturnYear05	1.48%
10 Years	rr_AverageAnnualReturnYear10	2.48%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Mar 1, 1994
(Dow Jones Target Date Funds �� Retail) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.48%)
5 Years	rr_AverageAnnualReturnYear05	1.54%
10 Years	rr_AverageAnnualReturnYear10	2.43%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Mar 1, 1994
(Dow Jones Target Date Funds �� Retail) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.24%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.58%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.83%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.74%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	677
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	867
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,182
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,852
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	177
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	567
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	982
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,852
1 Year	rr_AverageAnnualReturnYear01	(2.27%)
5 Years	rr_AverageAnnualReturnYear05	2.47%
10 Years	rr_AverageAnnualReturnYear10	3.43%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Mar 1, 1997
(Dow Jones Target Date Funds �� Retail) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.24%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.58%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.83%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.74%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	277
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	567
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	982
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,141
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	177
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	567
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	982
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,141
1 Year	rr_AverageAnnualReturnYear01	1.75%
5 Years	rr_AverageAnnualReturnYear05	2.83%
10 Years	rr_AverageAnnualReturnYear10	3.19%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Dec 1, 1998
(Dow Jones Target Date Funds �� Retail) | (Wells Fargo Advantage Dow Jones Target Today Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target Today IndexSM.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds��. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 45 and 47 of the Prospectus and "Additional Purchase and Redemption Information" on page 52 of the Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-06-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 46% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	46.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds��. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 45 and 47 of the Prospectus and "Additional Purchase and Redemption Information" on page 52 of the Statement of Additional Information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target Today IndexSM.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target Today IndexSM. Similar to the methodology of the index, the Fund's investment strategy is to maintain a relatively fixed level of potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. The Wells Fargo Advantage Dow Jones Target Today Fund is the most conservative Fund within the Wells Fargo Advantage Dow Jones Target Date Funds series. Within the series, each Fund's target year serves as a guide to the relative market risk exposure of the Fund's allocation of assets among equity, fixed income and money market instruments asset classes, and your decision to invest in this or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "Today" designation in the Fund's name corresponds to the naming convention of the Dow Jones Target Today IndexSM, an index designed to represent the targeted level of relative market risk exposure 10 years past a dated Fund's targeted year. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time. In addition, there is no guarantee that an investor's investment in the Fund will provide income adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target Today IndexSM by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target Today IndexSM, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target Today IndexSM. As of February 29, 2012, the Dow Jones Target Today IndexSM included equity, fixed income and money market securities in the weights of 16%, 79% and 5%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Risk Lose Money [Text]	rr_RiskLoseMoney	Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter:   2nd Quarter 2003   +7.24%

Lowest Quarter:    3rd Quarter 2002   -4.40%

Year-to-date total return as of 3/31/2012 is +1.79%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2011 (Returns reflect applicable sales charges)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.

(Dow Jones Target Date Funds �� Retail) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Dow Jones Global Target Today Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.26%
5 Years	rr_AverageAnnualReturnYear05	5.50%
10 Years	rr_AverageAnnualReturnYear10	6.37%
(Dow Jones Target Date Funds �� Retail) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.84%
5 Years	rr_AverageAnnualReturnYear05	6.50%
10 Years	rr_AverageAnnualReturnYear10	5.78%
(Dow Jones Target Date Funds �� Retail) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.03%
5 Years	rr_AverageAnnualReturnYear05	(0.01%)
10 Years	rr_AverageAnnualReturnYear10	3.51%
(Dow Jones Target Date Funds �� Retail) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.24%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.58%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.07%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.96%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	667
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	885
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,121
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,796
Annual Return 2002	rr_AnnualReturn2002	(4.03%)
Annual Return 2003	rr_AnnualReturn2003	11.40%
Annual Return 2004	rr_AnnualReturn2004	5.10%
Annual Return 2005	rr_AnnualReturn2005	2.29%
Annual Return 2006	rr_AnnualReturn2006	5.12%
Annual Return 2007	rr_AnnualReturn2007	5.59%
Annual Return 2008	rr_AnnualReturn2008	(3.65%)
Annual Return 2009	rr_AnnualReturn2009	9.05%
Annual Return 2010	rr_AnnualReturn2010	7.51%
Annual Return 2011	rr_AnnualReturn2011	4.22%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2012 is +1.79%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.79%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.24%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 3rd Quarter 2002
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.40%)
1 Year	rr_AverageAnnualReturnYear01	(1.79%)
5 Years	rr_AverageAnnualReturnYear05	3.22%
10 Years	rr_AverageAnnualReturnYear10	3.54%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Mar 1, 1994
(Dow Jones Target Date Funds �� Retail) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Class A | (after taxes on distributions)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.58%)
5 Years	rr_AverageAnnualReturnYear05	2.19%
10 Years	rr_AverageAnnualReturnYear10	2.55%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Mar 1, 1994
(Dow Jones Target Date Funds �� Retail) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.10%)
5 Years	rr_AverageAnnualReturnYear05	2.16%
10 Years	rr_AverageAnnualReturnYear10	2.51%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Mar 1, 1994
(Dow Jones Target Date Funds �� Retail) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.24%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.58%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.82%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.71%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	674
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	862
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,175
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,839
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	174
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	562
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	975
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,839
1 Year	rr_AverageAnnualReturnYear01	(1.47%)
5 Years	rr_AverageAnnualReturnYear05	3.34%
10 Years	rr_AverageAnnualReturnYear10	3.65%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Aug 1, 1998
(Dow Jones Target Date Funds �� Retail) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.24%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.58%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.82%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.71%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	274
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	562
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	975
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,128
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	174
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	562
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	975
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,128
1 Year	rr_AverageAnnualReturnYear01	2.50%
5 Years	rr_AverageAnnualReturnYear05	3.69%
10 Years	rr_AverageAnnualReturnYear10	3.42%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Dec 1, 1998
(Dow Jones Target Date Funds �� Retail) | (Wells Fargo Advantage Dow Jones Target 2020 Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2020 IndexSM.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds��. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 45 and 47 of the Prospectus and "Additional Purchase and Redemption Information" on page 52 of the Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-06-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 35% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	35.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds��. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 45 and 47 of the Prospectus and "Additional Purchase and Redemption Information" on page 52 of the Statement of Additional Information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2020 IndexSM.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2020 IndexSM. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2020 IndexSM. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2020 IndexSM by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2020 IndexSM, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2020 IndexSM. By the time the Fund reaches its target year in 2020, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 29, 2012, the Dow Jones Target 2020 IndexSM included equity, fixed income and money market securities in the weights of 44%, 52% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Risk Lose Money [Text]	rr_RiskLoseMoney	Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter:   2nd Quarter 2009   +12.41%

Lowest Quarter:    3rd Quarter 2002   -11.79%

Year-to-date total return as of 3/31/2012 is +5.16%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2011 (Returns reflect applicable sales charges)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.

(Dow Jones Target Date Funds �� Retail) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Dow Jones Global Target 2020 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.01%
5 Years	rr_AverageAnnualReturnYear05	3.10%
10 Years	rr_AverageAnnualReturnYear10	6.39%
(Dow Jones Target Date Funds �� Retail) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.84%
5 Years	rr_AverageAnnualReturnYear05	6.50%
10 Years	rr_AverageAnnualReturnYear10	5.78%
(Dow Jones Target Date Funds �� Retail) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.03%
5 Years	rr_AverageAnnualReturnYear05	(0.01%)
10 Years	rr_AverageAnnualReturnYear10	3.51%
(Dow Jones Target Date Funds �� Retail) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.22%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.57%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.05%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.01%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	672
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	886
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,117
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,780
Annual Return 2002	rr_AnnualReturn2002	(14.04%)
Annual Return 2003	rr_AnnualReturn2003	19.66%
Annual Return 2004	rr_AnnualReturn2004	8.23%
Annual Return 2005	rr_AnnualReturn2005	4.33%
Annual Return 2006	rr_AnnualReturn2006	10.67%
Annual Return 2007	rr_AnnualReturn2007	6.93%
Annual Return 2008	rr_AnnualReturn2008	(22.31%)
Annual Return 2009	rr_AnnualReturn2009	18.98%
Annual Return 2010	rr_AnnualReturn2010	11.24%
Annual Return 2011	rr_AnnualReturn2011	1.18%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2012 is +5.16%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.16%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.41%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 3rd Quarter 2002
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.79%)
1 Year	rr_AverageAnnualReturnYear01	(4.61%)
5 Years	rr_AverageAnnualReturnYear05	0.95%
10 Years	rr_AverageAnnualReturnYear10	3.03%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Mar 1, 1994
(Dow Jones Target Date Funds �� Retail) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Class A | (after taxes on distributions)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.09%)
5 Years	rr_AverageAnnualReturnYear05	0.19%
10 Years	rr_AverageAnnualReturnYear10	2.34%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Mar 1, 1994
(Dow Jones Target Date Funds �� Retail) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.85%)
5 Years	rr_AverageAnnualReturnYear05	0.44%
10 Years	rr_AverageAnnualReturnYear10	2.32%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Mar 1, 1994
(Dow Jones Target Date Funds �� Retail) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.22%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.57%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.80%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.76%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	679
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	863
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,171
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,823
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	179
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	563
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	971
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,823
1 Year	rr_AverageAnnualReturnYear01	(4.59%)
5 Years	rr_AverageAnnualReturnYear05	1.01%
10 Years	rr_AverageAnnualReturnYear10	3.13%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Mar 1, 1997
(Dow Jones Target Date Funds �� Retail) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.22%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.57%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.80%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.76%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	279
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	563
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	971
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,113
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	179
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	563
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	971
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,113
1 Year	rr_AverageAnnualReturnYear01	(0.57%)
5 Years	rr_AverageAnnualReturnYear05	1.40%
10 Years	rr_AverageAnnualReturnYear10	2.90%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Dec 1, 1998
(Dow Jones Target Date Funds �� Retail) | (Wells Fargo Advantage Dow Jones Target 2030 Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2030 IndexSM.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds��. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 45 and 47 of the Prospectus and "Additional Purchase and Redemption Information" on page 52 of the Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-06-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 26% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	26.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds��. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 45 and 47 of the Prospectus and "Additional Purchase and Redemption Information" on page 52 of the Statement of Additional Information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2030 IndexSM.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2030 IndexSM. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2030 IndexSM. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2030 IndexSM by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2030 IndexSM, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2030 IndexSM. By the time the Fund reaches its target year in 2030, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 29, 2012, the Dow Jones Target 2030 IndexSM included equity, fixed income and money market securities in the weights of 70%, 26% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Risk Lose Money [Text]	rr_RiskLoseMoney	Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter:   2nd Quarter 2009   +17.61%

Lowest Quarter:    4th Quarter 2008   -17.43%

Year-to-date total return as of 3/31/2012 is +8.40%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2011 (Returns reflect applicable sales charges)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.

(Dow Jones Target Date Funds �� Retail) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Dow Jones Global Target 2030 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.20%)
5 Years	rr_AverageAnnualReturnYear05	1.75%
10 Years	rr_AverageAnnualReturnYear10	6.37%
(Dow Jones Target Date Funds �� Retail) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.84%
5 Years	rr_AverageAnnualReturnYear05	6.50%
10 Years	rr_AverageAnnualReturnYear10	5.78%
(Dow Jones Target Date Funds �� Retail) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.03%
5 Years	rr_AverageAnnualReturnYear05	(0.01%)
10 Years	rr_AverageAnnualReturnYear10	3.51%
(Dow Jones Target Date Funds �� Retail) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.23%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.57%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.07%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.02%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	673
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	891
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,127
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,801
Annual Return 2002	rr_AnnualReturn2002	(16.99%)
Annual Return 2003	rr_AnnualReturn2003	23.50%
Annual Return 2004	rr_AnnualReturn2004	9.87%
Annual Return 2005	rr_AnnualReturn2005	5.23%
Annual Return 2006	rr_AnnualReturn2006	12.74%
Annual Return 2007	rr_AnnualReturn2007	7.28%
Annual Return 2008	rr_AnnualReturn2008	(31.75%)
Annual Return 2009	rr_AnnualReturn2009	27.37%
Annual Return 2010	rr_AnnualReturn2010	14.40%
Annual Return 2011	rr_AnnualReturn2011	(1.90%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2012 is +8.40%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.40%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.61%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.43%)
1 Year	rr_AverageAnnualReturnYear01	(7.51%)
5 Years	rr_AverageAnnualReturnYear05	(0.27%)
10 Years	rr_AverageAnnualReturnYear10	2.80%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Mar 1, 1994
(Dow Jones Target Date Funds �� Retail) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Class A | (after taxes on distributions)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(8.09%)
5 Years	rr_AverageAnnualReturnYear05	(0.89%)
10 Years	rr_AverageAnnualReturnYear10	2.07%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Mar 1, 1994
(Dow Jones Target Date Funds �� Retail) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.59%)
5 Years	rr_AverageAnnualReturnYear05	(0.48%)
10 Years	rr_AverageAnnualReturnYear10	2.14%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Mar 1, 1994
(Dow Jones Target Date Funds �� Retail) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.23%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.57%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.82%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.77%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	680
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	868
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,181
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,844
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	180
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	568
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	981
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,844
1 Year	rr_AverageAnnualReturnYear01	(7.63%)
5 Years	rr_AverageAnnualReturnYear05	(0.23%)
10 Years	rr_AverageAnnualReturnYear10	2.91%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Mar 1, 1997
(Dow Jones Target Date Funds �� Retail) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.23%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.57%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.82%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.77%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	280
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	568
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	981
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,133
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	180
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	568
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	981
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,133
1 Year	rr_AverageAnnualReturnYear01	(3.61%)
5 Years	rr_AverageAnnualReturnYear05	0.17%
10 Years	rr_AverageAnnualReturnYear10	2.68%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Dec 1, 1998
(Dow Jones Target Date Funds �� Retail) | (Wells Fargo Advantage Dow Jones Target 2040 Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2040 IndexSM.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds��. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 45 and 47 of the Prospectus and "Additional Purchase and Redemption Information" on page 52 of the Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-06-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 20% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	20.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds��. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 45 and 47 of the Prospectus and "Additional Purchase and Redemption Information" on page 52 of the Statement of Additional Information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2040 IndexSM.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2040 IndexSM. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2040 IndexSM. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2040 IndexSM by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2040 IndexSM, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2040 IndexSM. By the time the Fund reaches its target year in 2040, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 29, 2012, the Dow Jones Target 2040 IndexSM included equity, fixed income and money market securities in the weights of 87%, 9% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Risk Lose Money [Text]	rr_RiskLoseMoney	Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter:   2nd Quarter 2009   +20.62%

Lowest Quarter:    4th Quarter 2008   -20.87%

Year-to-date total return as of 3/31/2012 is +10.63%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2011 (Returns reflect applicable sales charges)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.

(Dow Jones Target Date Funds �� Retail) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Dow Jones Global Target 2040 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.59%)
5 Years	rr_AverageAnnualReturnYear05	0.93%
10 Years	rr_AverageAnnualReturnYear10	6.22%
(Dow Jones Target Date Funds �� Retail) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.84%
5 Years	rr_AverageAnnualReturnYear05	6.50%
10 Years	rr_AverageAnnualReturnYear10	5.78%
(Dow Jones Target Date Funds �� Retail) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.03%
5 Years	rr_AverageAnnualReturnYear05	(0.01%)
10 Years	rr_AverageAnnualReturnYear10	3.51%
(Dow Jones Target Date Funds �� Retail) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.24%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.57%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.08%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.03%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	674
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	894
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,132
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,812
Annual Return 2002	rr_AnnualReturn2002	(20.01%)
Annual Return 2003	rr_AnnualReturn2003	27.08%
Annual Return 2004	rr_AnnualReturn2004	11.18%
Annual Return 2005	rr_AnnualReturn2005	6.03%
Annual Return 2006	rr_AnnualReturn2006	14.55%
Annual Return 2007	rr_AnnualReturn2007	7.41%
Annual Return 2008	rr_AnnualReturn2008	(36.36%)
Annual Return 2009	rr_AnnualReturn2009	32.37%
Annual Return 2010	rr_AnnualReturn2010	16.35%
Annual Return 2011	rr_AnnualReturn2011	(4.19%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2012 is +10.63%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	10.63%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.62%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.87%)
1 Year	rr_AverageAnnualReturnYear01	(9.69%)
5 Years	rr_AverageAnnualReturnYear05	(1.01%)
10 Years	rr_AverageAnnualReturnYear10	2.69%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Mar 1, 1994
(Dow Jones Target Date Funds �� Retail) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Class A | (after taxes on distributions)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(10.22%)
5 Years	rr_AverageAnnualReturnYear05	(1.70%)
10 Years	rr_AverageAnnualReturnYear10	2.12%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Mar 1, 1994
(Dow Jones Target Date Funds �� Retail) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.93%)
5 Years	rr_AverageAnnualReturnYear05	(1.10%)
10 Years	rr_AverageAnnualReturnYear10	2.14%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Mar 1, 1994
(Dow Jones Target Date Funds �� Retail) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.24%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.57%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.83%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.78%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	681
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	871
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,186
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,855
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	181
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	571
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	986
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,855
1 Year	rr_AverageAnnualReturnYear01	(9.97%)
5 Years	rr_AverageAnnualReturnYear05	(1.02%)
10 Years	rr_AverageAnnualReturnYear10	2.80%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Mar 1, 1997
(Dow Jones Target Date Funds �� Retail) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.24%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.57%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.83%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.78%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	281
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	571
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	986
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,144
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	181
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	571
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	986
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,144
1 Year	rr_AverageAnnualReturnYear01	(5.92%)
5 Years	rr_AverageAnnualReturnYear05	(0.59%)
10 Years	rr_AverageAnnualReturnYear10	2.56%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jul 1, 1998
(Dow Jones Target Date Funds �� Administrator) | (Wells Fargo Advantage Dow Jones Target 2010 Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2010 IndexSM.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-06-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 43% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	43.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2010 IndexSM.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2010 IndexSM. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2010 IndexSM. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2010 IndexSM by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2010 IndexSM, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2010 IndexSM. As the Fund has now reached its target year, its risk exposure approaches 27% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 29, 2012, the Dow Jones Target 2010 IndexSM included equity, fixed income and money market securities in the weights of 22%, 74% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Risk Lose Money [Text]	rr_RiskLoseMoney	Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Administrator Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter:   2nd Quarter 2003    +9.30%

Lowest Quarter:    3rd Quarter 2002    -8.55%

Year-to-date total return as of 3/31/2012 is +2.53%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(Dow Jones Target Date Funds �� Administrator) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Dow Jones Global Target 2010 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.49%
5 Years	rr_AverageAnnualReturnYear05	4.68%
10 Years	rr_AverageAnnualReturnYear10	6.37%
(Dow Jones Target Date Funds �� Administrator) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.84%
5 Years	rr_AverageAnnualReturnYear05	6.50%
10 Years	rr_AverageAnnualReturnYear10	5.78%
(Dow Jones Target Date Funds �� Administrator) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.03%
5 Years	rr_AverageAnnualReturnYear05	(0.01%)
10 Years	rr_AverageAnnualReturnYear10	3.51%
(Dow Jones Target Date Funds �� Administrator) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Administrator Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.24%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.42%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.92%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.83%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	85
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	284
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	500
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,123
Annual Return 2002	rr_AnnualReturn2002	(8.98%)
Annual Return 2003	rr_AnnualReturn2003	15.99%
Annual Return 2004	rr_AnnualReturn2004	6.90%
Annual Return 2005	rr_AnnualReturn2005	3.32%
Annual Return 2006	rr_AnnualReturn2006	7.23%
Annual Return 2007	rr_AnnualReturn2007	6.94%
Annual Return 2008	rr_AnnualReturn2008	(11.02%)
Annual Return 2009	rr_AnnualReturn2009	12.59%
Annual Return 2010	rr_AnnualReturn2010	8.80%
Annual Return 2011	rr_AnnualReturn2011	3.70%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2012 is +2.53%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.53%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.30%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 3rd Quarter 2002
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.55%)
1 Year	rr_AverageAnnualReturnYear01	3.70%
5 Years	rr_AverageAnnualReturnYear05	3.86%
10 Years	rr_AverageAnnualReturnYear10	4.22%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov 8, 1999
(Dow Jones Target Date Funds �� Administrator) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Administrator Class | (after taxes on distributions)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.10%
5 Years	rr_AverageAnnualReturnYear05	2.86%
10 Years	rr_AverageAnnualReturnYear10	3.29%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov 8, 1999
(Dow Jones Target Date Funds �� Administrator) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.52%
5 Years	rr_AverageAnnualReturnYear05	2.76%
10 Years	rr_AverageAnnualReturnYear10	3.16%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov 8, 1999
(Dow Jones Target Date Funds �� Administrator) | (Wells Fargo Advantage Dow Jones Target Today Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target Today IndexSM.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-06-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 46% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	46.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target Today IndexSM.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target Today IndexSM. Similar to the methodology of the index, the Fund's investment strategy is to maintain a relatively fixed level of potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. The Wells Fargo Advantage Dow Jones Target Today Fund is the most conservative Fund within the Wells Fargo Advantage Dow Jones Target Date Funds series. Within the series, each Fund's target year serves as a guide to the relative market risk exposure of the Fund's allocation of assets among equity, fixed income and money market instruments asset classes, and your decision to invest in this or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "Today" designation in the Fund's name corresponds to the naming convention of the Dow Jones Target Today IndexSM, an index designed to represent the targeted level of relative market risk exposure 10 years past a dated Fund's targeted year. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time. In addition, there is no guarantee that an investor's investment in the Fund will provide income adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target Today IndexSM by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target Today IndexSM, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target Today IndexSM. As of February 29, 2012, the Dow Jones Target Today IndexSM included equity, fixed income and money market securities in the weights of 16%, 79% and 5%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Risk Lose Money [Text]	rr_RiskLoseMoney	Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Administrator Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter:   2nd Quarter 2003   +7.21%

Lowest Quarter:    3rd Quarter 2002   -4.36%

Year-to-date total return as of 3/31/2012 is +1.85%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(Dow Jones Target Date Funds �� Administrator) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Dow Jones Global Target Today Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.26%
5 Years	rr_AverageAnnualReturnYear05	5.50%
10 Years	rr_AverageAnnualReturnYear10	6.37%
(Dow Jones Target Date Funds �� Administrator) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.84%
5 Years	rr_AverageAnnualReturnYear05	6.50%
10 Years	rr_AverageAnnualReturnYear10	5.78%
(Dow Jones Target Date Funds �� Administrator) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.03%
5 Years	rr_AverageAnnualReturnYear05	(0.01%)
10 Years	rr_AverageAnnualReturnYear10	3.51%
(Dow Jones Target Date Funds �� Administrator) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Administrator Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.24%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.42%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.91%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.80%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	82
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	279
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	493
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,109
Annual Return 2002	rr_AnnualReturn2002	(3.73%)
Annual Return 2003	rr_AnnualReturn2003	11.89%
Annual Return 2004	rr_AnnualReturn2004	5.33%
Annual Return 2005	rr_AnnualReturn2005	2.65%
Annual Return 2006	rr_AnnualReturn2006	5.35%
Annual Return 2007	rr_AnnualReturn2007	5.91%
Annual Return 2008	rr_AnnualReturn2008	(3.38%)
Annual Return 2009	rr_AnnualReturn2009	9.34%
Annual Return 2010	rr_AnnualReturn2010	7.65%
Annual Return 2011	rr_AnnualReturn2011	4.42%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2012 is +1.85%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.85%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.21%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 3rd Quarter 2002
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.36%)
1 Year	rr_AverageAnnualReturnYear01	4.42%
5 Years	rr_AverageAnnualReturnYear05	4.69%
10 Years	rr_AverageAnnualReturnYear10	4.43%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov 8, 1999
(Dow Jones Target Date Funds �� Administrator) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Administrator Class | (after taxes on distributions)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.53%
5 Years	rr_AverageAnnualReturnYear05	3.58%
10 Years	rr_AverageAnnualReturnYear10	3.36%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov 8, 1999
(Dow Jones Target Date Funds �� Administrator) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.94%
5 Years	rr_AverageAnnualReturnYear05	3.39%
10 Years	rr_AverageAnnualReturnYear10	3.24%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov 8, 1999
(Dow Jones Target Date Funds �� Administrator) | (Wells Fargo Advantage Dow Jones Target 2055 Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2055 IndexSM.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-06-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 19% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	19.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2055 IndexSM.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2055 IndexSM. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2055 IndexSM. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2055 IndexSM by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2055 IndexSM, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2055 IndexSM. By the time the Fund reaches its target year in 2055, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 29, 2012, the Dow Jones Target 2055 IndexSM included equity, fixed income and money market securities in the weights of 90%, 6% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Risk Lose Money [Text]	rr_RiskLoseMoney	Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Since the Fund does not yet have a full calendar year of performance, no performance information is available.
(Dow Jones Target Date Funds �� Administrator) | (Wells Fargo Advantage Dow Jones Target 2055 Fund) | Administrator Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	3.56%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.08%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(3.21%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.87%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	89
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	946
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,820
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,074
(Dow Jones Target Date Funds �� Administrator) | (Wells Fargo Advantage Dow Jones Target 2015 Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2015 IndexSM.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-06-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 40% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	40.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2015 IndexSM.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2015 IndexSM. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2015 IndexSM. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2015 IndexSM by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2015 IndexSM, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2015 IndexSM. By the time the Fund reaches its target year in 2015, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 29, 2012, the Dow Jones Target 2015 IndexSM included equity, fixed income and money market securities in the weights of 31%, 65% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Risk Lose Money [Text]	rr_RiskLoseMoney	Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Administrator Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter:   2nd Quarter 2009    +9.98%

Lowest Quarter:    4th Quarter 2008    -7.19%

Year-to-date total return as of 3/31/2012 is +3.67%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(Dow Jones Target Date Funds �� Administrator) | (Wells Fargo Advantage Dow Jones Target 2015 Fund) | Dow Jones Global Target 2015 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.42%
Performance Since 6/29/2007	rr_AverageAnnualReturnSinceInception	3.39%
(Dow Jones Target Date Funds �� Administrator) | (Wells Fargo Advantage Dow Jones Target 2015 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.84%
Performance Since 6/29/2007	rr_AverageAnnualReturnSinceInception	7.01%
(Dow Jones Target Date Funds �� Administrator) | (Wells Fargo Advantage Dow Jones Target 2015 Fund) | Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.03%
Performance Since 6/29/2007	rr_AverageAnnualReturnSinceInception	(1.53%)
(Dow Jones Target Date Funds �� Administrator) | (Wells Fargo Advantage Dow Jones Target 2015 Fund) | Administrator Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.24%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.42%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.92%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.84%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	86
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	285
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	501
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,124
Annual Return 2008	rr_AnnualReturn2008	(16.53%)
Annual Return 2009	rr_AnnualReturn2009	15.79%
Annual Return 2010	rr_AnnualReturn2010	9.97%
Annual Return 2011	rr_AnnualReturn2011	2.67%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2012 is +3.67%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.67%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.98%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.19%)
1 Year	rr_AverageAnnualReturnYear01	2.67%
Performance Since 6/29/2007	rr_AverageAnnualReturnSinceInception	2.60%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007
(Dow Jones Target Date Funds �� Administrator) | (Wells Fargo Advantage Dow Jones Target 2015 Fund) | Administrator Class | (after taxes on distributions)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.93%
Performance Since 6/29/2007	rr_AverageAnnualReturnSinceInception	1.63%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007
(Dow Jones Target Date Funds �� Administrator) | (Wells Fargo Advantage Dow Jones Target 2015 Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.00%
Performance Since 6/29/2007	rr_AverageAnnualReturnSinceInception	1.69%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007
(Dow Jones Target Date Funds �� Administrator) | (Wells Fargo Advantage Dow Jones Target 2020 Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2020 IndexSM.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-06-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 35% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	35.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2020 IndexSM.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2020 IndexSM. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2020 IndexSM. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2020 IndexSM by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2020 IndexSM, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2020 IndexSM. By the time the Fund reaches its target year in 2020, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 29, 2012, the Dow Jones Target 2020 IndexSM included equity, fixed income and money market securities in the weights of 44%, 52% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Risk Lose Money [Text]	rr_RiskLoseMoney	Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Administrator Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter:   2nd Quarter 2009   +12.39%

Lowest Quarter:    3rd Quarter 2002   -11.76%

Year-to-date total return as of 3/31/2012 is +5.24%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(Dow Jones Target Date Funds �� Administrator) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Dow Jones Global Target 2020 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.01%
5 Years	rr_AverageAnnualReturnYear05	3.10%
10 Years	rr_AverageAnnualReturnYear10	6.39%
(Dow Jones Target Date Funds �� Administrator) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.84%
5 Years	rr_AverageAnnualReturnYear05	6.50%
10 Years	rr_AverageAnnualReturnYear10	5.78%
(Dow Jones Target Date Funds �� Administrator) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.03%
5 Years	rr_AverageAnnualReturnYear05	(0.01%)
10 Years	rr_AverageAnnualReturnYear10	3.51%
(Dow Jones Target Date Funds �� Administrator) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Administrator Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.22%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.41%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.89%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.85%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	280
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	489
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,092
Annual Return 2002	rr_AnnualReturn2002	(13.76%)
Annual Return 2003	rr_AnnualReturn2003	20.01%
Annual Return 2004	rr_AnnualReturn2004	8.61%
Annual Return 2005	rr_AnnualReturn2005	4.67%
Annual Return 2006	rr_AnnualReturn2006	10.94%
Annual Return 2007	rr_AnnualReturn2007	7.32%
Annual Return 2008	rr_AnnualReturn2008	(22.06%)
Annual Return 2009	rr_AnnualReturn2009	19.20%
Annual Return 2010	rr_AnnualReturn2010	11.45%
Annual Return 2011	rr_AnnualReturn2011	1.34%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2012 is +5.24%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.24%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.39%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 3rd Quarter 2002
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.76%)
1 Year	rr_AverageAnnualReturnYear01	1.34%
5 Years	rr_AverageAnnualReturnYear05	2.41%
10 Years	rr_AverageAnnualReturnYear10	3.93%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov 8, 1999
(Dow Jones Target Date Funds �� Administrator) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Administrator Class | (after taxes on distributions)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.78%
5 Years	rr_AverageAnnualReturnYear05	1.58%
10 Years	rr_AverageAnnualReturnYear10	3.17%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov 8, 1999
(Dow Jones Target Date Funds �� Administrator) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.04%
5 Years	rr_AverageAnnualReturnYear05	1.65%
10 Years	rr_AverageAnnualReturnYear10	3.07%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov 8, 1999
(Dow Jones Target Date Funds �� Administrator) | (Wells Fargo Advantage Dow Jones Target 2025 Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2025 IndexSM.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-06-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 31% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	31.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2025 IndexSM.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2025 IndexSM. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2025 IndexSM. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2025 IndexSM by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2025 IndexSM, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2025 IndexSM. By the time the Fund reaches its target year in 2025, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 29, 2012, the Dow Jones Target 2025 IndexSM included equity, fixed income and money market securities in the weights of 57%, 39% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Risk Lose Money [Text]	rr_RiskLoseMoney	Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Administrator Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter:   2nd Quarter 2009   +15.09%

Lowest Quarter:    4th Quarter 2008   -14.28%

Year-to-date total return as of 3/31/2012 is +6.94%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(Dow Jones Target Date Funds �� Administrator) | (Wells Fargo Advantage Dow Jones Target 2025 Fund) | Dow Jones Global Target 2025 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.49%
Performance Since 6/29/2007	rr_AverageAnnualReturnSinceInception	1.19%
(Dow Jones Target Date Funds �� Administrator) | (Wells Fargo Advantage Dow Jones Target 2025 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.84%
Performance Since 6/29/2007	rr_AverageAnnualReturnSinceInception	7.01%
(Dow Jones Target Date Funds �� Administrator) | (Wells Fargo Advantage Dow Jones Target 2025 Fund) | Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.03%
Performance Since 6/29/2007	rr_AverageAnnualReturnSinceInception	(1.53%)
(Dow Jones Target Date Funds �� Administrator) | (Wells Fargo Advantage Dow Jones Target 2025 Fund) | Administrator Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.23%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.42%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.91%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.85%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	284
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	498
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,114
Annual Return 2008	rr_AnnualReturn2008	(26.65%)
Annual Return 2009	rr_AnnualReturn2009	23.51%
Annual Return 2010	rr_AnnualReturn2010	13.11%
Annual Return 2011	rr_AnnualReturn2011	(0.13%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2012 is +6.94%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.94%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.09%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.28%)
1 Year	rr_AverageAnnualReturnYear01	(0.13%)
Performance Since 6/29/2007	rr_AverageAnnualReturnSinceInception	0.56%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007
(Dow Jones Target Date Funds �� Administrator) | (Wells Fargo Advantage Dow Jones Target 2025 Fund) | Administrator Class | (after taxes on distributions)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.08%)
Performance Since 6/29/2007	rr_AverageAnnualReturnSinceInception	(0.07%)
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007
(Dow Jones Target Date Funds �� Administrator) | (Wells Fargo Advantage Dow Jones Target 2025 Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.39%
Performance Since 6/29/2007	rr_AverageAnnualReturnSinceInception	0.20%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007
(Dow Jones Target Date Funds �� Administrator) | (Wells Fargo Advantage Dow Jones Target 2030 Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2030 IndexSM.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-06-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 26% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	26.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2030 IndexSM.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2030 IndexSM. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2030 IndexSM. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2030 IndexSM by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2030 IndexSM, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2030 IndexSM. By the time the Fund reaches its target year in 2030, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 29, 2012, the Dow Jones Target 2030 IndexSM included equity, fixed income and money market securities in the weights of 70%, 26% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Risk Lose Money [Text]	rr_RiskLoseMoney	Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Administrator Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter:   2nd Quarter 2009   +17.79%

Lowest Quarter:    4th Quarter 2008   -17.35%

Year-to-date total return as of 3/31/2012 is +8.38%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(Dow Jones Target Date Funds �� Administrator) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Dow Jones Global Target 2030 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.20%)
5 Years	rr_AverageAnnualReturnYear05	1.75%
10 Years	rr_AverageAnnualReturnYear10	6.37%
(Dow Jones Target Date Funds �� Administrator) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.84%
5 Years	rr_AverageAnnualReturnYear05	6.50%
10 Years	rr_AverageAnnualReturnYear10	5.78%
(Dow Jones Target Date Funds �� Administrator) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.03%
5 Years	rr_AverageAnnualReturnYear05	(0.01%)
10 Years	rr_AverageAnnualReturnYear10	3.51%
(Dow Jones Target Date Funds �� Administrator) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Administrator Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.23%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.41%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.91%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.86%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	88
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	285
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	499
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,115
Annual Return 2002	rr_AnnualReturn2002	(16.69%)
Annual Return 2003	rr_AnnualReturn2003	23.75%
Annual Return 2004	rr_AnnualReturn2004	10.27%
Annual Return 2005	rr_AnnualReturn2005	5.50%
Annual Return 2006	rr_AnnualReturn2006	13.10%
Annual Return 2007	rr_AnnualReturn2007	7.61%
Annual Return 2008	rr_AnnualReturn2008	(31.54%)
Annual Return 2009	rr_AnnualReturn2009	27.70%
Annual Return 2010	rr_AnnualReturn2010	14.60%
Annual Return 2011	rr_AnnualReturn2011	(1.72%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2012 is +8.38%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.38%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.79%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.35%)
1 Year	rr_AverageAnnualReturnYear01	(1.72%)
5 Years	rr_AverageAnnualReturnYear05	1.16%
10 Years	rr_AverageAnnualReturnYear10	3.69%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov 8, 1999
(Dow Jones Target Date Funds �� Administrator) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Administrator Class | (after taxes on distributions)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.36%)
5 Years	rr_AverageAnnualReturnYear05	0.49%
10 Years	rr_AverageAnnualReturnYear10	2.90%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov 8, 1999
(Dow Jones Target Date Funds �� Administrator) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.79%)
5 Years	rr_AverageAnnualReturnYear05	0.72%
10 Years	rr_AverageAnnualReturnYear10	2.89%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov 8, 1999
(Dow Jones Target Date Funds �� Administrator) | (Wells Fargo Advantage Dow Jones Target 2035 Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2035 IndexSM.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-06-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 22% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	22.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2035 IndexSM.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2035 IndexSM. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2035 IndexSM. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2035 IndexSM by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2035 IndexSM, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2035 IndexSM. By the time the Fund reaches its target year in 2035, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 29, 2012, the Dow Jones Target 2035 IndexSM included equity, fixed income and money market securities in the weights of 80%, 16% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Risk Lose Money [Text]	rr_RiskLoseMoney	Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Administrator Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter:   2nd Quarter 2009    +19.51%

Lowest Quarter:    4th Quarter 2008    -19.31%

Year-to-date total return as of 3/31/2012 is +9.76%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(Dow Jones Target Date Funds �� Administrator) | (Wells Fargo Advantage Dow Jones Target 2035 Fund) | Dow Jones Global Target 2035 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.62%)
Performance Since 6/29/2007	rr_AverageAnnualReturnSinceInception	(0.50%)
(Dow Jones Target Date Funds �� Administrator) | (Wells Fargo Advantage Dow Jones Target 2035 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.84%
Performance Since 6/29/2007	rr_AverageAnnualReturnSinceInception	7.01%
(Dow Jones Target Date Funds �� Administrator) | (Wells Fargo Advantage Dow Jones Target 2035 Fund) | Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.03%
Performance Since 6/29/2007	rr_AverageAnnualReturnSinceInception	(1.53%)
(Dow Jones Target Date Funds �� Administrator) | (Wells Fargo Advantage Dow Jones Target 2035 Fund) | Administrator Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.24%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.42%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.93%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.87%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	89
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	290
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	509
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,137
Annual Return 2008	rr_AnnualReturn2008	(34.10%)
Annual Return 2009	rr_AnnualReturn2009	30.49%
Annual Return 2010	rr_AnnualReturn2010	15.79%
Annual Return 2011	rr_AnnualReturn2011	(3.14%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2012 is +9.76%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	9.76%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.51%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.31%)
1 Year	rr_AverageAnnualReturnYear01	(3.14%)
Performance Since 6/29/2007	rr_AverageAnnualReturnSinceInception	(1.03%)
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007
(Dow Jones Target Date Funds �� Administrator) | (Wells Fargo Advantage Dow Jones Target 2035 Fund) | Administrator Class | (after taxes on distributions)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.72%)
Performance Since 6/29/2007	rr_AverageAnnualReturnSinceInception	(1.43%)
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007
(Dow Jones Target Date Funds �� Administrator) | (Wells Fargo Advantage Dow Jones Target 2035 Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.69%)
Performance Since 6/29/2007	rr_AverageAnnualReturnSinceInception	(1.01%)
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007
(Dow Jones Target Date Funds �� Administrator) | (Wells Fargo Advantage Dow Jones Target 2040 Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2040 IndexSM.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-06-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 20% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	20.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2040 IndexSM.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2040 IndexSM. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2040 IndexSM. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2040 IndexSM by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2040 IndexSM, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2040 IndexSM. By the time the Fund reaches its target year in 2040, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 29, 2012, the Dow Jones Target 2040 IndexSM included equity, fixed income and money market securities in the weights of 87%, 9% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Risk Lose Money [Text]	rr_RiskLoseMoney	Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Administrator Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter:   2nd Quarter 2009    +20.64%

Lowest Quarter:    4th Quarter 2008    -20.91%

Year-to-date total return as of 3/31/2012 is +10.66%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(Dow Jones Target Date Funds �� Administrator) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Dow Jones Global Target 2040 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.59%)
5 Years	rr_AverageAnnualReturnYear05	0.93%
10 Years	rr_AverageAnnualReturnYear10	6.22%
(Dow Jones Target Date Funds �� Administrator) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.84%
5 Years	rr_AverageAnnualReturnYear05	6.50%
10 Years	rr_AverageAnnualReturnYear10	5.78%
(Dow Jones Target Date Funds �� Administrator) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.03%
5 Years	rr_AverageAnnualReturnYear05	(0.01%)
10 Years	rr_AverageAnnualReturnYear10	3.51%
(Dow Jones Target Date Funds �� Administrator) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Administrator Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.24%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.41%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.92%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.87%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	89
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	288
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	504
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,127
Annual Return 2002	rr_AnnualReturn2002	(19.77%)
Annual Return 2003	rr_AnnualReturn2003	27.49%
Annual Return 2004	rr_AnnualReturn2004	11.44%
Annual Return 2005	rr_AnnualReturn2005	6.41%
Annual Return 2006	rr_AnnualReturn2006	14.89%
Annual Return 2007	rr_AnnualReturn2007	7.74%
Annual Return 2008	rr_AnnualReturn2008	(36.23%)
Annual Return 2009	rr_AnnualReturn2009	32.68%
Annual Return 2010	rr_AnnualReturn2010	16.60%
Annual Return 2011	rr_AnnualReturn2011	(4.03%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2012 is +10.66%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	10.66%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.64%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.91%)
1 Year	rr_AverageAnnualReturnYear01	(4.03%)
5 Years	rr_AverageAnnualReturnYear05	0.40%
10 Years	rr_AverageAnnualReturnYear10	3.58%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov 8, 1999
(Dow Jones Target Date Funds �� Administrator) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Administrator Class | (after taxes on distributions)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.63%)
5 Years	rr_AverageAnnualReturnYear05	(0.34%)
10 Years	rr_AverageAnnualReturnYear10	2.95%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov 8, 1999
(Dow Jones Target Date Funds �� Administrator) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.23%)
5 Years	rr_AverageAnnualReturnYear05	0.08%
10 Years	rr_AverageAnnualReturnYear10	2.89%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov 8, 1999
(Dow Jones Target Date Funds �� Administrator) | (Wells Fargo Advantage Dow Jones Target 2045 Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2045 IndexSM.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-06-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 19% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	19.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2045 IndexSM.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2045 IndexSM. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2045 IndexSM. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2045 IndexSM by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2045 IndexSM, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2045 IndexSM. By the time the Fund reaches its target year in 2045, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 29, 2012, the Dow Jones Target 2045 IndexSM included equity, fixed income and money market securities in the weights of 90%, 6% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Risk Lose Money [Text]	rr_RiskLoseMoney	Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Administrator Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter:   2nd Quarter 2009   +20.59%

Lowest Quarter:    4th Quarter 2008   -20.25%

Year-to-date total return as of 3/31/2012 is +11.08%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(Dow Jones Target Date Funds �� Administrator) | (Wells Fargo Advantage Dow Jones Target 2045 Fund) | Dow Jones Global Target 2045 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.99%)
Performance Since 6/29/2007	rr_AverageAnnualReturnSinceInception	(0.94%)
(Dow Jones Target Date Funds �� Administrator) | (Wells Fargo Advantage Dow Jones Target 2045 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.84%
Performance Since 6/29/2007	rr_AverageAnnualReturnSinceInception	7.01%
(Dow Jones Target Date Funds �� Administrator) | (Wells Fargo Advantage Dow Jones Target 2045 Fund) | Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.03%
Performance Since 6/29/2007	rr_AverageAnnualReturnSinceInception	(1.53%)
(Dow Jones Target Date Funds �� Administrator) | (Wells Fargo Advantage Dow Jones Target 2045 Fund) | Administrator Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.42%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.94%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.87%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	89
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	293
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	513
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,148
Annual Return 2008	rr_AnnualReturn2008	(35.54%)
Annual Return 2009	rr_AnnualReturn2009	32.73%
Annual Return 2010	rr_AnnualReturn2010	16.74%
Annual Return 2011	rr_AnnualReturn2011	(4.43%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2012 is +11.08%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	11.08%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.59%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.25%)
1 Year	rr_AverageAnnualReturnYear01	(4.43%)
Performance Since 6/29/2007	rr_AverageAnnualReturnSinceInception	(1.31%)
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007
(Dow Jones Target Date Funds �� Administrator) | (Wells Fargo Advantage Dow Jones Target 2045 Fund) | Administrator Class | (after taxes on distributions)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.76%)
Performance Since 6/29/2007	rr_AverageAnnualReturnSinceInception	(1.66%)
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007
(Dow Jones Target Date Funds �� Administrator) | (Wells Fargo Advantage Dow Jones Target 2045 Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.68%)
Performance Since 6/29/2007	rr_AverageAnnualReturnSinceInception	(1.22%)
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007
(Dow Jones Target Date Funds �� Administrator) | (Wells Fargo Advantage Dow Jones Target 2050 Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2050 IndexSM.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-06-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 19% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	19.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2050 IndexSM.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2050 IndexSM. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2050 IndexSM. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2050 IndexSM by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2050 IndexSM, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2050 IndexSM. By the time the Fund reaches its target year in 2050, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 29, 2012, the Dow Jones Target 2050 IndexSM included equity, fixed income and money market securities in the weights of 90%, 6% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Risk Lose Money [Text]	rr_RiskLoseMoney	Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Administrator Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter:   2nd Quarter 2009   +20.82%

Lowest Quarter:    4th Quarter 2008   -20.64%

Year-to-date total return as of 3/31/2012 is +11.09%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(Dow Jones Target Date Funds �� Administrator) | (Wells Fargo Advantage Dow Jones Target 2050 Fund) | Dow Jones Global Target 2050 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.00%)
Performance Since 6/29/2007	rr_AverageAnnualReturnSinceInception	(0.95%)
(Dow Jones Target Date Funds �� Administrator) | (Wells Fargo Advantage Dow Jones Target 2050 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.84%
Performance Since 6/29/2007	rr_AverageAnnualReturnSinceInception	7.01%
(Dow Jones Target Date Funds �� Administrator) | (Wells Fargo Advantage Dow Jones Target 2050 Fund) | Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.03%
Performance Since 6/29/2007	rr_AverageAnnualReturnSinceInception	(1.53%)
(Dow Jones Target Date Funds �� Administrator) | (Wells Fargo Advantage Dow Jones Target 2050 Fund) | Administrator Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.24%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.42%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.93%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.87%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	89
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	290
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	509
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,137
Annual Return 2008	rr_AnnualReturn2008	(35.92%)
Annual Return 2009	rr_AnnualReturn2009	32.85%
Annual Return 2010	rr_AnnualReturn2010	16.93%
Annual Return 2011	rr_AnnualReturn2011	(4.47%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2012 is +11.09%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	11.09%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.82%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.64%)
1 Year	rr_AverageAnnualReturnYear01	(4.47%)
Performance Since 6/29/2007	rr_AverageAnnualReturnSinceInception	(1.39%)
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007
(Dow Jones Target Date Funds �� Administrator) | (Wells Fargo Advantage Dow Jones Target 2050 Fund) | Administrator Class | (after taxes on distributions)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.25%)
Performance Since 6/29/2007	rr_AverageAnnualReturnSinceInception	(1.94%)
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007
(Dow Jones Target Date Funds �� Administrator) | (Wells Fargo Advantage Dow Jones Target 2050 Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.37%)
Performance Since 6/29/2007	rr_AverageAnnualReturnSinceInception	(1.36%)
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007
(Dow Jones Target Date Funds �� Investor) | (Wells Fargo Advantage Dow Jones Target 2010 Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2010 IndexSM.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-06-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 43% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	43.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2010 IndexSM.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2010 IndexSM. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2010 IndexSM. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2010 IndexSM by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2010 IndexSM, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2010 IndexSM. As the Fund has now reached its target year, its risk exposure approaches 27% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 29, 2012, the Dow Jones Target 2010 IndexSM included equity, fixed income and money market securities in the weights of 22%, 74% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Risk Lose Money [Text]	rr_RiskLoseMoney	Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Investor Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter:   2nd Quarter 2003   +9.30%

Lowest Quarter:    3rd Quarter 2002   -8.55%

Year-to-date total return as of 3/31/2012 is +2.54%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(Dow Jones Target Date Funds �� Investor) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Dow Jones Global Target 2010 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.49%
5 Years	rr_AverageAnnualReturnYear05	4.68%
10 Years	rr_AverageAnnualReturnYear10	6.37%
(Dow Jones Target Date Funds �� Investor) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.84%
5 Years	rr_AverageAnnualReturnYear05	6.50%
10 Years	rr_AverageAnnualReturnYear10	5.78%
(Dow Jones Target Date Funds �� Investor) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.03%
5 Years	rr_AverageAnnualReturnYear05	(0.01%)
10 Years	rr_AverageAnnualReturnYear10	3.51%
(Dow Jones Target Date Funds �� Investor) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.24%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.64%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.14%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.89%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	91
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	337
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	603
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,364
Annual Return 2002	rr_AnnualReturn2002	(8.98%)
Annual Return 2003	rr_AnnualReturn2003	15.99%
Annual Return 2004	rr_AnnualReturn2004	6.90%
Annual Return 2005	rr_AnnualReturn2005	3.32%
Annual Return 2006	rr_AnnualReturn2006	7.19%
Annual Return 2007	rr_AnnualReturn2007	6.79%
Annual Return 2008	rr_AnnualReturn2008	(10.99%)
Annual Return 2009	rr_AnnualReturn2009	12.47%
Annual Return 2010	rr_AnnualReturn2010	8.68%
Annual Return 2011	rr_AnnualReturn2011	3.65%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2012 is +2.54%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.54%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.30%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 3rd Quarter 2002
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.55%)
1 Year	rr_AverageAnnualReturnYear01	3.65%
5 Years	rr_AverageAnnualReturnYear05	3.79%
10 Years	rr_AverageAnnualReturnYear10	4.17%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jan 31, 2007
(Dow Jones Target Date Funds �� Investor) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Investor Class | (after taxes on distributions)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.07%
5 Years	rr_AverageAnnualReturnYear05	2.79%
10 Years	rr_AverageAnnualReturnYear10	3.25%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jan 31, 2007
(Dow Jones Target Date Funds �� Investor) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Investor Class | (after taxes on distributions and the sale of Fund Shares)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.49%
5 Years	rr_AverageAnnualReturnYear05	2.70%
10 Years	rr_AverageAnnualReturnYear10	3.13%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jan 31, 2007
(Dow Jones Target Date Funds �� Investor) | (Wells Fargo Advantage Dow Jones Target Today Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target Today IndexSM.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-06-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 46% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	46.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target Today IndexSM.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target Today IndexSM. Similar to the methodology of the index, the Fund's investment strategy is to maintain a relatively fixed level of potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. The Wells Fargo Advantage Dow Jones Target Today Fund is the most conservative Fund within the Wells Fargo Advantage Dow Jones Target Date Funds series. Within the series, each Fund's target year serves as a guide to the relative market risk exposure of the Fund's allocation of assets among equity, fixed income and money market instruments asset classes, and your decision to invest in this or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "Today" designation in the Fund's name corresponds to the naming convention of the Dow Jones Target Today IndexSM, an index designed to represent the targeted level of relative market risk exposure 10 years past a dated Fund's targeted year. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time. In addition, there is no guarantee that an investor's investment in the Fund will provide income adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target Today IndexSM by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target Today IndexSM, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target Today IndexSM. As of February 29, 2012, the Dow Jones Target Today IndexSM included equity, fixed income and money market securities in the weights of 16%, 79% and 5%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Risk Lose Money [Text]	rr_RiskLoseMoney	Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Investor Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter:   2nd Quarter 2003   +7.21%

Lowest Quarter:    3rd Quarter 2002   -4.36%

Year-to-date total return as of 3/31/2012 is +1.76%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(Dow Jones Target Date Funds �� Investor) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Dow Jones Global Target Today Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.26%
5 Years	rr_AverageAnnualReturnYear05	5.50%
10 Years	rr_AverageAnnualReturnYear10	6.37%
(Dow Jones Target Date Funds �� Investor) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.84%
5 Years	rr_AverageAnnualReturnYear05	6.50%
10 Years	rr_AverageAnnualReturnYear10	5.78%
(Dow Jones Target Date Funds �� Investor) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.03%
5 Years	rr_AverageAnnualReturnYear05	(0.01%)
10 Years	rr_AverageAnnualReturnYear10	3.51%
(Dow Jones Target Date Funds �� Investor) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.24%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.64%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.13%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.86%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	88
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	332
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	596
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,351
Annual Return 2002	rr_AnnualReturn2002	(3.73%)
Annual Return 2003	rr_AnnualReturn2003	11.89%
Annual Return 2004	rr_AnnualReturn2004	5.33%
Annual Return 2005	rr_AnnualReturn2005	2.65%
Annual Return 2006	rr_AnnualReturn2006	5.32%
Annual Return 2007	rr_AnnualReturn2007	5.83%
Annual Return 2008	rr_AnnualReturn2008	(3.41%)
Annual Return 2009	rr_AnnualReturn2009	9.25%
Annual Return 2010	rr_AnnualReturn2010	7.67%
Annual Return 2011	rr_AnnualReturn2011	4.36%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2012 is +1.76%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.76%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.21%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 3rd Quarter 2002
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.36%)
1 Year	rr_AverageAnnualReturnYear01	4.36%
5 Years	rr_AverageAnnualReturnYear05	4.64%
10 Years	rr_AverageAnnualReturnYear10	4.41%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jan 31, 2007
(Dow Jones Target Date Funds �� Investor) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Investor Class | (after taxes on distributions)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.49%
5 Years	rr_AverageAnnualReturnYear05	3.54%
10 Years	rr_AverageAnnualReturnYear10	3.34%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jan 31, 2007
(Dow Jones Target Date Funds �� Investor) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Investor Class | (after taxes on distributions and the sale of Fund Shares)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.90%
5 Years	rr_AverageAnnualReturnYear05	3.35%
10 Years	rr_AverageAnnualReturnYear10	3.22%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jan 31, 2007
(Dow Jones Target Date Funds �� Investor) | (Wells Fargo Advantage Dow Jones Target 2055 Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2055 IndexSM.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-06-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 19% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	19.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2055 IndexSM.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2055 IndexSM. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2055 IndexSM. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2055 IndexSM by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2055 IndexSM, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2055 IndexSM. By the time the Fund reaches its target year in 2055, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 29, 2012, the Dow Jones Target 2055 IndexSM included equity, fixed income and money market securities in the weights of 90%, 6% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Risk Lose Money [Text]	rr_RiskLoseMoney	Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Since the Fund does not yet have a full calendar year of performance, no performance information is available.
(Dow Jones Target Date Funds �� Investor) | (Wells Fargo Advantage Dow Jones Target 2055 Fund) | Investor
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	3.78%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.30%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(3.37%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.93%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	95
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	996
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,910
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,252
(Dow Jones Target Date Funds �� Investor) | (Wells Fargo Advantage Dow Jones Target 2015 Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2015 IndexSM.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-06-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 40% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	40.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2015 IndexSM.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2015 IndexSM. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2015 IndexSM. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2015 IndexSM by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2015 IndexSM, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2015 IndexSM. By the time the Fund reaches its target year in 2015, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 29, 2012, the Dow Jones Target 2015 IndexSM included equity, fixed income and money market securities in the weights of 31%, 65% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Risk Lose Money [Text]	rr_RiskLoseMoney	Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Investor Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter:   2nd Quarter 2009    +10.10%

Lowest Quarter:    4th Quarter 2008     -7.20%

Year-to-date total return as of 3/31/2012 is +3.65%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(Dow Jones Target Date Funds �� Investor) | (Wells Fargo Advantage Dow Jones Target 2015 Fund) | Dow Jones Global Target 2015 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.42%
Performance Since 6/29/2007	rr_AverageAnnualReturnSinceInception	3.39%
(Dow Jones Target Date Funds �� Investor) | (Wells Fargo Advantage Dow Jones Target 2015 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.84%
Performance Since 6/29/2007	rr_AverageAnnualReturnSinceInception	7.01%
(Dow Jones Target Date Funds �� Investor) | (Wells Fargo Advantage Dow Jones Target 2015 Fund) | Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.03%
Performance Since 6/29/2007	rr_AverageAnnualReturnSinceInception	(1.53%)
(Dow Jones Target Date Funds �� Investor) | (Wells Fargo Advantage Dow Jones Target 2015 Fund) | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.24%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.64%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.14%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.90%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	92
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	338
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	604
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,365
Annual Return 2008	rr_AnnualReturn2008	(16.56%)
Annual Return 2009	rr_AnnualReturn2009	15.73%
Annual Return 2010	rr_AnnualReturn2010	9.91%
Annual Return 2011	rr_AnnualReturn2011	2.60%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2012 is +3.65%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.65%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.10%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.20%)
1 Year	rr_AverageAnnualReturnYear01	2.60%
Performance Since 6/29/2007	rr_AverageAnnualReturnSinceInception	2.57%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007
(Dow Jones Target Date Funds �� Investor) | (Wells Fargo Advantage Dow Jones Target 2015 Fund) | Investor Class | (after taxes on distributions)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.88%
Performance Since 6/29/2007	rr_AverageAnnualReturnSinceInception	1.61%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007
(Dow Jones Target Date Funds �� Investor) | (Wells Fargo Advantage Dow Jones Target 2015 Fund) | Investor Class | (after taxes on distributions and the sale of Fund Shares)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.95%
Performance Since 6/29/2007	rr_AverageAnnualReturnSinceInception	1.68%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007
(Dow Jones Target Date Funds �� Investor) | (Wells Fargo Advantage Dow Jones Target 2020 Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2020 IndexSM.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-06-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 35% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	35.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2020 IndexSM.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2020 IndexSM. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2020 IndexSM. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2020 IndexSM by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2020 IndexSM, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2020 IndexSM. By the time the Fund reaches its target year in 2020, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 29, 2012, the Dow Jones Target 2020 IndexSM included equity, fixed income and money market securities in the weights of 44%, 52% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Risk Lose Money [Text]	rr_RiskLoseMoney	Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Investor Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter:   2nd Quarter 2009   +12.39%

Lowest Quarter:    3rd Quarter 2002   -11.76%

Year-to-date total return as of 3/31/2012 is +5.24%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(Dow Jones Target Date Funds �� Investor) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Dow Jones Global Target 2020 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.01%
5 Years	rr_AverageAnnualReturnYear05	3.10%
10 Years	rr_AverageAnnualReturnYear10	6.39%
(Dow Jones Target Date Funds �� Investor) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.84%
5 Years	rr_AverageAnnualReturnYear05	6.50%
10 Years	rr_AverageAnnualReturnYear10	5.78%
(Dow Jones Target Date Funds �� Investor) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.03%
5 Years	rr_AverageAnnualReturnYear05	(0.01%)
10 Years	rr_AverageAnnualReturnYear10	3.51%
(Dow Jones Target Date Funds �� Investor) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.22%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.63%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.11%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.91%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	93
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	333
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	592
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,334
Annual Return 2002	rr_AnnualReturn2002	(13.76%)
Annual Return 2003	rr_AnnualReturn2003	20.01%
Annual Return 2004	rr_AnnualReturn2004	8.61%
Annual Return 2005	rr_AnnualReturn2005	4.66%
Annual Return 2006	rr_AnnualReturn2006	10.90%
Annual Return 2007	rr_AnnualReturn2007	7.34%
Annual Return 2008	rr_AnnualReturn2008	(22.09%)
Annual Return 2009	rr_AnnualReturn2009	19.19%
Annual Return 2010	rr_AnnualReturn2010	11.41%
Annual Return 2011	rr_AnnualReturn2011	1.21%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2012 is +5.24%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.24%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.39%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 3rd Quarter 2002
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.76%)
1 Year	rr_AverageAnnualReturnYear01	1.21%
5 Years	rr_AverageAnnualReturnYear05	2.36%
10 Years	rr_AverageAnnualReturnYear10	3.90%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jan 31, 2007
(Dow Jones Target Date Funds �� Investor) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Investor Class | (after taxes on distributions)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.67%
5 Years	rr_AverageAnnualReturnYear05	1.54%
10 Years	rr_AverageAnnualReturnYear10	3.15%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jan 31, 2007
(Dow Jones Target Date Funds �� Investor) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Investor Class | (after taxes on distributions and the sale of Fund Shares)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.95%
5 Years	rr_AverageAnnualReturnYear05	1.62%
10 Years	rr_AverageAnnualReturnYear10	3.05%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jan 31, 2007
(Dow Jones Target Date Funds �� Investor) | (Wells Fargo Advantage Dow Jones Target 2025 Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2025 IndexSM.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-06-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 31% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	31.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2025 IndexSM.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2025 IndexSM. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2025 IndexSM. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2025 IndexSM by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2025 IndexSM, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2025 IndexSM. By the time the Fund reaches its target year in 2025, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 29, 2012, the Dow Jones Target 2025 IndexSM included equity, fixed income and money market securities in the weights of 57%, 39% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Risk Lose Money [Text]	rr_RiskLoseMoney	Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Investor Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter:   2nd Quarter 2009   +15.11%

Lowest Quarter:    4th Quarter 2008   -14.31%

Year-to-date total return as of 3/31/2012 is +6.82%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(Dow Jones Target Date Funds �� Investor) | (Wells Fargo Advantage Dow Jones Target 2025 Fund) | Dow Jones Global Target 2025 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.49%
Performance Since 6/29/2007	rr_AverageAnnualReturnSinceInception	1.19%
(Dow Jones Target Date Funds �� Investor) | (Wells Fargo Advantage Dow Jones Target 2025 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.84%
Performance Since 6/29/2007	rr_AverageAnnualReturnSinceInception	7.01%
(Dow Jones Target Date Funds �� Investor) | (Wells Fargo Advantage Dow Jones Target 2025 Fund) | Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.03%
Performance Since 6/29/2007	rr_AverageAnnualReturnSinceInception	(1.53%)
(Dow Jones Target Date Funds �� Investor) | (Wells Fargo Advantage Dow Jones Target 2025 Fund) | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.23%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.64%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.13%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.91%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	93
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	337
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	601
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,355
Annual Return 2008	rr_AnnualReturn2008	(26.71%)
Annual Return 2009	rr_AnnualReturn2009	23.56%
Annual Return 2010	rr_AnnualReturn2010	13.01%
Annual Return 2011	rr_AnnualReturn2011	(0.20%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2012 is +6.82%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.82%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.11%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.31%)
1 Year	rr_AverageAnnualReturnYear01	(0.20%)
Performance Since 6/29/2007	rr_AverageAnnualReturnSinceInception	0.52%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007
(Dow Jones Target Date Funds �� Investor) | (Wells Fargo Advantage Dow Jones Target 2025 Fund) | Investor Class | (after taxes on distributions)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.12%)
Performance Since 6/29/2007	rr_AverageAnnualReturnSinceInception	(0.11%)
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007
(Dow Jones Target Date Funds �� Investor) | (Wells Fargo Advantage Dow Jones Target 2025 Fund) | Investor Class | (after taxes on distributions and the sale of Fund Shares)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.35%
Performance Since 6/29/2007	rr_AverageAnnualReturnSinceInception	0.17%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007
(Dow Jones Target Date Funds �� Investor) | (Wells Fargo Advantage Dow Jones Target 2030 Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2030 IndexSM.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-06-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 26% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	26.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2030 IndexSM.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2030 IndexSM. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2030 IndexSM. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2030 IndexSM by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2030 IndexSM, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2030 IndexSM. By the time the Fund reaches its target year in 2030, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 29, 2012, the Dow Jones Target 2030 IndexSM included equity, fixed income and money market securities in the weights of 70%, 26% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Risk Lose Money [Text]	rr_RiskLoseMoney	Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Investor Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter:   2nd Quarter 2009   +17.68%

Lowest Quarter:    4th Quarter 2008   -17.36%

Year-to-date total return as of 3/31/2012 is +8.39%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(Dow Jones Target Date Funds �� Investor) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Dow Jones Global Target 2030 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.20%)
5 Years	rr_AverageAnnualReturnYear05	1.75%
10 Years	rr_AverageAnnualReturnYear10	6.37%
(Dow Jones Target Date Funds �� Investor) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.84%
5 Years	rr_AverageAnnualReturnYear05	6.50%
10 Years	rr_AverageAnnualReturnYear10	5.78%
(Dow Jones Target Date Funds �� Investor) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.03%
5 Years	rr_AverageAnnualReturnYear05	(0.01%)
10 Years	rr_AverageAnnualReturnYear10	3.51%
(Dow Jones Target Date Funds �� Investor) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.23%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.63%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.13%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.92%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	94
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	338
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	602
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,356
Annual Return 2002	rr_AnnualReturn2002	(16.69%)
Annual Return 2003	rr_AnnualReturn2003	23.75%
Annual Return 2004	rr_AnnualReturn2004	10.25%
Annual Return 2005	rr_AnnualReturn2005	5.48%
Annual Return 2006	rr_AnnualReturn2006	13.06%
Annual Return 2007	rr_AnnualReturn2007	7.61%
Annual Return 2008	rr_AnnualReturn2008	(31.56%)
Annual Return 2009	rr_AnnualReturn2009	27.47%
Annual Return 2010	rr_AnnualReturn2010	14.57%
Annual Return 2011	rr_AnnualReturn2011	(1.77%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2012 is +8.39%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.39%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.68%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.36%)
1 Year	rr_AverageAnnualReturnYear01	(1.77%)
5 Years	rr_AverageAnnualReturnYear05	1.11%
10 Years	rr_AverageAnnualReturnYear10	3.66%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jan 31, 2007
(Dow Jones Target Date Funds �� Investor) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Investor Class | (after taxes on distributions)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.41%)
5 Years	rr_AverageAnnualReturnYear05	0.43%
10 Years	rr_AverageAnnualReturnYear10	2.86%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jan 31, 2007
(Dow Jones Target Date Funds �� Investor) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Investor Class | (after taxes on distributions and the sale of Fund Shares)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.83%)
5 Years	rr_AverageAnnualReturnYear05	0.67%
10 Years	rr_AverageAnnualReturnYear10	2.86%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jan 31, 2007
(Dow Jones Target Date Funds �� Investor) | (Wells Fargo Advantage Dow Jones Target 2035 Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2035 IndexSM.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-06-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 22% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	22.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2035 IndexSM.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2035 IndexSM. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2035 IndexSM. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2035 IndexSM by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2035 IndexSM, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2035 IndexSM. By the time the Fund reaches its target year in 2035, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 29, 2012, the Dow Jones Target 2035 IndexSM included equity, fixed income and money market securities in the weights of 80%, 16% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Risk Lose Money [Text]	rr_RiskLoseMoney	Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Investor Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter:   2nd Quarter 2009   +19.42%

Lowest Quarter:    4th Quarter 2008   -19.38%

Year-to-date total return as of 3/31/2012 is +9.72%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(Dow Jones Target Date Funds �� Investor) | (Wells Fargo Advantage Dow Jones Target 2035 Fund) | Dow Jones Global Target 2035 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.62%)
Performance Since 6/29/2007	rr_AverageAnnualReturnSinceInception	(0.50%)
(Dow Jones Target Date Funds �� Investor) | (Wells Fargo Advantage Dow Jones Target 2035 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.84%
Performance Since 6/29/2007	rr_AverageAnnualReturnSinceInception	7.01%
(Dow Jones Target Date Funds �� Investor) | (Wells Fargo Advantage Dow Jones Target 2035 Fund) | Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.03%
Performance Since 6/29/2007	rr_AverageAnnualReturnSinceInception	(1.53%)
(Dow Jones Target Date Funds �� Investor) | (Wells Fargo Advantage Dow Jones Target 2035 Fund) | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.24%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.64%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.15%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.93%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	95
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	344
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	612
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,378
Annual Return 2008	rr_AnnualReturn2008	(34.05%)
Annual Return 2009	rr_AnnualReturn2009	30.50%
Annual Return 2010	rr_AnnualReturn2010	15.66%
Annual Return 2011	rr_AnnualReturn2011	(3.18%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2012 is +9.72%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	9.72%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.42%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.38%)
1 Year	rr_AverageAnnualReturnYear01	(3.18%)
Performance Since 6/29/2007	rr_AverageAnnualReturnSinceInception	(1.06%)
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007
(Dow Jones Target Date Funds �� Investor) | (Wells Fargo Advantage Dow Jones Target 2035 Fund) | Investor Class | (after taxes on distributions)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.75%)
Performance Since 6/29/2007	rr_AverageAnnualReturnSinceInception	(1.44%)
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007
(Dow Jones Target Date Funds �� Investor) | (Wells Fargo Advantage Dow Jones Target 2035 Fund) | Investor Class | (after taxes on distributions and the sale of Fund Shares)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.72%)
Performance Since 6/29/2007	rr_AverageAnnualReturnSinceInception	(1.03%)
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007
(Dow Jones Target Date Funds �� Investor) | (Wells Fargo Advantage Dow Jones Target 2040 Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2040 IndexSM.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-06-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 20% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	20.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2040 IndexSM.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2040 IndexSM. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2040 IndexSM. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2040 IndexSM by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2040 IndexSM, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2040 IndexSM. By the time the Fund reaches its target year in 2040, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 29, 2012, the Dow Jones Target 2040 IndexSM included equity, fixed income and money market securities in the weights of 87%, 9% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Risk Lose Money [Text]	rr_RiskLoseMoney	Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Investor Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter:   2nd Quarter 2009   +20.65%

Lowest Quarter:    4th Quarter 2008   -20.86%

Year-to-date total return as of 3/31/2012 is +10.67%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(Dow Jones Target Date Funds �� Investor) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Dow Jones Global Target 2040 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.59%)
5 Years	rr_AverageAnnualReturnYear05	0.93%
10 Years	rr_AverageAnnualReturnYear10	6.22%
(Dow Jones Target Date Funds �� Investor) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.84%
5 Years	rr_AverageAnnualReturnYear05	6.50%
10 Years	rr_AverageAnnualReturnYear10	5.78%
(Dow Jones Target Date Funds �� Investor) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.03%
5 Years	rr_AverageAnnualReturnYear05	(0.01%)
10 Years	rr_AverageAnnualReturnYear10	3.51%
(Dow Jones Target Date Funds �� Investor) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.24%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.63%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.14%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.93%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	95
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	341
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	607
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,367
Annual Return 2002	rr_AnnualReturn2002	(19.77%)
Annual Return 2003	rr_AnnualReturn2003	27.49%
Annual Return 2004	rr_AnnualReturn2004	11.42%
Annual Return 2005	rr_AnnualReturn2005	6.38%
Annual Return 2006	rr_AnnualReturn2006	14.84%
Annual Return 2007	rr_AnnualReturn2007	7.75%
Annual Return 2008	rr_AnnualReturn2008	(36.25%)
Annual Return 2009	rr_AnnualReturn2009	32.53%
Annual Return 2010	rr_AnnualReturn2010	16.49%
Annual Return 2011	rr_AnnualReturn2011	(4.08%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2012 is +10.67%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	10.67%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.65%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.86%)
1 Year	rr_AverageAnnualReturnYear01	(4.08%)
5 Years	rr_AverageAnnualReturnYear05	0.34%
10 Years	rr_AverageAnnualReturnYear10	3.54%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jan 31, 2007
(Dow Jones Target Date Funds �� Investor) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Investor Class | (after taxes on distributions)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.67%)
5 Years	rr_AverageAnnualReturnYear05	(0.39%)
10 Years	rr_AverageAnnualReturnYear10	2.91%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jan 31, 2007
(Dow Jones Target Date Funds �� Investor) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Investor Class | (after taxes on distributions and the sale of Fund Shares)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.26%)
5 Years	rr_AverageAnnualReturnYear05	0.03%
10 Years	rr_AverageAnnualReturnYear10	2.86%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jan 31, 2007
(Dow Jones Target Date Funds �� Investor) | (Wells Fargo Advantage Dow Jones Target 2045 Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2045 IndexSM.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-06-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 19% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	19.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2045 IndexSM.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2045 IndexSM. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2045 IndexSM. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2045 IndexSM by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2045 IndexSM, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2045 IndexSM. By the time the Fund reaches its target year in 2045, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 29, 2012, the Dow Jones Target 2045 IndexSM included equity, fixed income and money market securities in the weights of 90%, 6% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Risk Lose Money [Text]	rr_RiskLoseMoney	Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Investor Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter:   2nd Quarter 2009   +20.43%

Lowest Quarter:    4th Quarter 2008   -20.31%

Year-to-date total return as of 3/31/2012 is +11.16%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(Dow Jones Target Date Funds �� Investor) | (Wells Fargo Advantage Dow Jones Target 2045 Fund) | Dow Jones Global Target 2045 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.99%)
Performance Since 6/29/2007	rr_AverageAnnualReturnSinceInception	(0.94%)
(Dow Jones Target Date Funds �� Investor) | (Wells Fargo Advantage Dow Jones Target 2045 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.84%
Performance Since 6/29/2007	rr_AverageAnnualReturnSinceInception	7.01%
(Dow Jones Target Date Funds �� Investor) | (Wells Fargo Advantage Dow Jones Target 2045 Fund) | Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.03%
Performance Since 6/29/2007	rr_AverageAnnualReturnSinceInception	(1.53%)
(Dow Jones Target Date Funds �� Investor) | (Wells Fargo Advantage Dow Jones Target 2045 Fund) | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.64%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.16%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.93%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	95
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	346
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	616
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,388
Annual Return 2008	rr_AnnualReturn2008	(35.58%)
Annual Return 2009	rr_AnnualReturn2009	32.66%
Annual Return 2010	rr_AnnualReturn2010	16.63%
Annual Return 2011	rr_AnnualReturn2011	(4.57%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2012 is +11.16%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	11.16%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.43%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.31%)
1 Year	rr_AverageAnnualReturnYear01	(4.57%)
Performance Since 6/29/2007	rr_AverageAnnualReturnSinceInception	(1.41%)
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007
(Dow Jones Target Date Funds �� Investor) | (Wells Fargo Advantage Dow Jones Target 2045 Fund) | Investor Class | (after taxes on distributions)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.89%)
Performance Since 6/29/2007	rr_AverageAnnualReturnSinceInception	(1.74%)
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007
(Dow Jones Target Date Funds �� Investor) | (Wells Fargo Advantage Dow Jones Target 2045 Fund) | Investor Class | (after taxes on distributions and the sale of Fund Shares)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.78%)
Performance Since 6/29/2007	rr_AverageAnnualReturnSinceInception	(1.30%)
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007
(Dow Jones Target Date Funds �� Investor) | (Wells Fargo Advantage Dow Jones Target 2050 Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2050 IndexSM.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-06-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 19% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	19.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2050 IndexSM.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2050 IndexSM. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2050 IndexSM. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2050 IndexSM by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2050 IndexSM, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2050 IndexSM. By the time the Fund reaches its target year in 2050, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 29, 2012, the Dow Jones Target 2050 IndexSM included equity, fixed income and money market securities in the weights of 90%, 6% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Risk Lose Money [Text]	rr_RiskLoseMoney	Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Investor Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter:   2nd Quarter 2009   +20.95%

Lowest Quarter:    4th Quarter 2008   -20.72%

Year-to-date total return as of 3/31/2012 is +11.17%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(Dow Jones Target Date Funds �� Investor) | (Wells Fargo Advantage Dow Jones Target 2050 Fund) | Dow Jones Global Target 2050 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.00%)
Performance Since 6/29/2007	rr_AverageAnnualReturnSinceInception	(0.95%)
(Dow Jones Target Date Funds �� Investor) | (Wells Fargo Advantage Dow Jones Target 2050 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.84%
Performance Since 6/29/2007	rr_AverageAnnualReturnSinceInception	7.01%
(Dow Jones Target Date Funds �� Investor) | (Wells Fargo Advantage Dow Jones Target 2050 Fund) | Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.03%
Performance Since 6/29/2007	rr_AverageAnnualReturnSinceInception	(1.53%)
(Dow Jones Target Date Funds �� Investor) | (Wells Fargo Advantage Dow Jones Target 2050 Fund) | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.24%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.64%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.15%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.93%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	95
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	344
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	612
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,378
Annual Return 2008	rr_AnnualReturn2008	(35.96%)
Annual Return 2009	rr_AnnualReturn2009	32.81%
Annual Return 2010	rr_AnnualReturn2010	16.78%
Annual Return 2011	rr_AnnualReturn2011	(4.51%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2012 is +11.17%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	11.17%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.95%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.72%)
1 Year	rr_AverageAnnualReturnYear01	(4.51%)
Performance Since 6/29/2007	rr_AverageAnnualReturnSinceInception	(1.46%)
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007
(Dow Jones Target Date Funds �� Investor) | (Wells Fargo Advantage Dow Jones Target 2050 Fund) | Investor Class | (after taxes on distributions)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.28%)
Performance Since 6/29/2007	rr_AverageAnnualReturnSinceInception	(1.98%)
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007
(Dow Jones Target Date Funds �� Investor) | (Wells Fargo Advantage Dow Jones Target 2050 Fund) | Investor Class | (after taxes on distributions and the sale of Fund Shares)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.40%)
Performance Since 6/29/2007	rr_AverageAnnualReturnSinceInception	(1.41%)
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007
(Dow Jones Target Date Funds �� Institutional) | (Wells Fargo Advantage Dow Jones Target 2010 Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2010 IndexSM.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-06-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 43% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	43.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2010 IndexSM.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2010 IndexSM. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2010 IndexSM. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2010 IndexSM by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2010 IndexSM, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2010 IndexSM. As the Fund has now reached its target year, its risk exposure approaches 27% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 29, 2012, the Dow Jones Target 2010 IndexSM included equity, fixed income and money market securities in the weights of 22%, 74% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Risk Lose Money [Text]	rr_RiskLoseMoney	Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Institutional Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter:   2nd Quarter 2003   +9.30%

Lowest Quarter:    3rd Quarter 2002   -8.55%

Year-to-date total return as of 3/31/2012 is +2.69%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(Dow Jones Target Date Funds �� Institutional) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Dow Jones Global Target 2010 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.49%
5 Years	rr_AverageAnnualReturnYear05	4.68%
10 Years	rr_AverageAnnualReturnYear10	6.37%
(Dow Jones Target Date Funds �� Institutional) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.84%
5 Years	rr_AverageAnnualReturnYear05	6.50%
10 Years	rr_AverageAnnualReturnYear10	5.78%
(Dow Jones Target Date Funds �� Institutional) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.03%
5 Years	rr_AverageAnnualReturnYear05	(0.01%)
10 Years	rr_AverageAnnualReturnYear10	3.51%
(Dow Jones Target Date Funds �� Institutional) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.24%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.65%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.48%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	49
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	191
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	345
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	794
Annual Return 2002	rr_AnnualReturn2002	(8.98%)
Annual Return 2003	rr_AnnualReturn2003	15.99%
Annual Return 2004	rr_AnnualReturn2004	7.01%
Annual Return 2005	rr_AnnualReturn2005	3.44%
Annual Return 2006	rr_AnnualReturn2006	7.54%
Annual Return 2007	rr_AnnualReturn2007	7.10%
Annual Return 2008	rr_AnnualReturn2008	(10.75%)
Annual Return 2009	rr_AnnualReturn2009	12.76%
Annual Return 2010	rr_AnnualReturn2010	9.19%
Annual Return 2011	rr_AnnualReturn2011	4.06%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2012 is +2.69%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.69%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.30%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 3rd Quarter 2002
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.55%)
1 Year	rr_AverageAnnualReturnYear01	4.06%
5 Years	rr_AverageAnnualReturnYear05	4.14%
10 Years	rr_AverageAnnualReturnYear10	4.41%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun 30, 2004
(Dow Jones Target Date Funds �� Institutional) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Institutional Class | (after taxes on distributions)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.35%
5 Years	rr_AverageAnnualReturnYear05	3.04%
10 Years	rr_AverageAnnualReturnYear10	3.42%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun 30, 2004
(Dow Jones Target Date Funds �� Institutional) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.78%
5 Years	rr_AverageAnnualReturnYear05	2.94%
10 Years	rr_AverageAnnualReturnYear10	3.29%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun 30, 2004
(Dow Jones Target Date Funds �� Institutional) | (Wells Fargo Advantage Dow Jones Target Today Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target Today IndexSM.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-06-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 46% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	46.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target Today IndexSM.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target Today IndexSM. Similar to the methodology of the index, the Fund's investment strategy is to maintain a relatively fixed level of potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. The Wells Fargo Advantage Dow Jones Target Today Fund is the most conservative Fund within the Wells Fargo Advantage Dow Jones Target Date Funds series. Within the series, each Fund's target year serves as a guide to the relative market risk exposure of the Fund's allocation of assets among equity, fixed income and money market instruments asset classes, and your decision to invest in this or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "Today" designation in the Fund's name corresponds to the naming convention of the Dow Jones Target Today IndexSM, an index designed to represent the targeted level of relative market risk exposure 10 years past a dated Fund's targeted year. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time. In addition, there is no guarantee that an investor's investment in the Fund will provide income adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target Today IndexSM by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target Today IndexSM, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target Today IndexSM. As of February 29, 2012, the Dow Jones Target Today IndexSM included equity, fixed income and money market securities in the weights of 16%, 79% and 5%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Risk Lose Money [Text]	rr_RiskLoseMoney	Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Institutional Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter:   2nd Quarter 2003   +7.21%

Lowest Quarter:    3rd Quarter 2002   -4.36%

Year-to-date total return as of 3/31/2012 is +1.84%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(Dow Jones Target Date Funds �� Institutional) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Dow Jones Global Target Today Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.26%
5 Years	rr_AverageAnnualReturnYear05	5.50%
10 Years	rr_AverageAnnualReturnYear10	6.37%
(Dow Jones Target Date Funds �� Institutional) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.84%
5 Years	rr_AverageAnnualReturnYear05	6.50%
10 Years	rr_AverageAnnualReturnYear10	5.78%
(Dow Jones Target Date Funds �� Institutional) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.03%
5 Years	rr_AverageAnnualReturnYear05	(0.01%)
10 Years	rr_AverageAnnualReturnYear10	3.51%
(Dow Jones Target Date Funds �� Institutional) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.24%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.64%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.45%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	46
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	186
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	338
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	780
Annual Return 2002	rr_AnnualReturn2002	(3.73%)
Annual Return 2003	rr_AnnualReturn2003	11.89%
Annual Return 2004	rr_AnnualReturn2004	5.43%
Annual Return 2005	rr_AnnualReturn2005	2.76%
Annual Return 2006	rr_AnnualReturn2006	5.67%
Annual Return 2007	rr_AnnualReturn2007	6.14%
Annual Return 2008	rr_AnnualReturn2008	(3.17%)
Annual Return 2009	rr_AnnualReturn2009	9.69%
Annual Return 2010	rr_AnnualReturn2010	7.99%
Annual Return 2011	rr_AnnualReturn2011	4.86%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2012 is +1.84%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.84%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.21%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 3rd Quarter 2002
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.36%)
1 Year	rr_AverageAnnualReturnYear01	4.86%
5 Years	rr_AverageAnnualReturnYear05	5.01%
10 Years	rr_AverageAnnualReturnYear10	4.64%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun 30, 2004
(Dow Jones Target Date Funds �� Institutional) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Institutional Class | (after taxes on distributions)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.85%
5 Years	rr_AverageAnnualReturnYear05	3.80%
10 Years	rr_AverageAnnualReturnYear10	3.50%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun 30, 2004
(Dow Jones Target Date Funds �� Institutional) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.22%
5 Years	rr_AverageAnnualReturnYear05	3.60%
10 Years	rr_AverageAnnualReturnYear10	3.39%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun 30, 2004
(Dow Jones Target Date Funds �� Institutional) | (Wells Fargo Advantage Dow Jones Target 2055 Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2055 IndexSM.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-06-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 19% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	19.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2055 IndexSM.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2055 IndexSM. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2055 IndexSM. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2055 IndexSM by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2055 IndexSM, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2055 IndexSM. By the time the Fund reaches its target year in 2055, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 29, 2012, the Dow Jones Target 2055 IndexSM included equity, fixed income and money market securities in the weights of 90%, 6% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Risk Lose Money [Text]	rr_RiskLoseMoney	Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Since the Fund does not yet have a full calendar year of performance, no performance information is available.
(Dow Jones Target Date Funds �� Institutional) | (Wells Fargo Advantage Dow Jones Target 2055 Fund) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	3.29%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.81%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(3.29%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.52%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	53
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	859
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,684
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,833
(Dow Jones Target Date Funds �� Institutional) | (Wells Fargo Advantage Dow Jones Target 2015 Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2015 IndexSM.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-06-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 40% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	40.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2015 IndexSM.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2015 IndexSM. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2015 IndexSM. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2015 IndexSM by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2015 IndexSM, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2015 IndexSM. By the time the Fund reaches its target year in 2015, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 29, 2012, the Dow Jones Target 2015 IndexSM included equity, fixed income and money market securities in the weights of 31%, 65% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Risk Lose Money [Text]	rr_RiskLoseMoney	Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Institutional Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter:   2nd Quarter 2009   +10.20%

Lowest Quarter:    4th Quarter 2008    -7.21%

Year-to-date total return as of 3/31/2012 is +3.79%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(Dow Jones Target Date Funds �� Institutional) | (Wells Fargo Advantage Dow Jones Target 2015 Fund) | Dow Jones Global Target 2015 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.42%
Performance Since 6/29/2007	rr_AverageAnnualReturnSinceInception	3.39%
(Dow Jones Target Date Funds �� Institutional) | (Wells Fargo Advantage Dow Jones Target 2015 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.84%
Performance Since 6/29/2007	rr_AverageAnnualReturnSinceInception	7.01%
(Dow Jones Target Date Funds �� Institutional) | (Wells Fargo Advantage Dow Jones Target 2015 Fund) | Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.03%
Performance Since 6/29/2007	rr_AverageAnnualReturnSinceInception	(1.53%)
(Dow Jones Target Date Funds �� Institutional) | (Wells Fargo Advantage Dow Jones Target 2015 Fund) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.24%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.65%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.49%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	50
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	192
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	346
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	795
Annual Return 2008	rr_AnnualReturn2008	(16.35%)
Annual Return 2009	rr_AnnualReturn2009	15.95%
Annual Return 2010	rr_AnnualReturn2010	10.35%
Annual Return 2011	rr_AnnualReturn2011	3.05%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2012 is +3.79%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.79%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.20%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.21%)
1 Year	rr_AverageAnnualReturnYear01	3.05%
Performance Since 6/29/2007	rr_AverageAnnualReturnSinceInception	2.86%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007
(Dow Jones Target Date Funds �� Institutional) | (Wells Fargo Advantage Dow Jones Target 2015 Fund) | Institutional Class | (after taxes on distributions)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.20%
Performance Since 6/29/2007	rr_AverageAnnualReturnSinceInception	1.72%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007
(Dow Jones Target Date Funds �� Institutional) | (Wells Fargo Advantage Dow Jones Target 2015 Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.27%
Performance Since 6/29/2007	rr_AverageAnnualReturnSinceInception	1.82%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007
(Dow Jones Target Date Funds �� Institutional) | (Wells Fargo Advantage Dow Jones Target 2020 Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2020 IndexSM.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-06-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 35% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	35.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2020 IndexSM.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2020 IndexSM. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2020 IndexSM. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2020 IndexSM by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2020 IndexSM, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2020 IndexSM. By the time the Fund reaches its target year in 2020, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 29, 2012, the Dow Jones Target 2020 IndexSM included equity, fixed income and money market securities in the weights of 44%, 52% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Risk Lose Money [Text]	rr_RiskLoseMoney	Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Institutional Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter:   2nd Quarter 2009   +12.48%

Lowest Quarter:    3rd Quarter 2002   -11.76%

Year-to-date total return as of 3/31/2012 is +5.37%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(Dow Jones Target Date Funds �� Institutional) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Dow Jones Global Target 2020 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.01%
5 Years	rr_AverageAnnualReturnYear05	3.10%
10 Years	rr_AverageAnnualReturnYear10	6.39%
(Dow Jones Target Date Funds �� Institutional) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.84%
5 Years	rr_AverageAnnualReturnYear05	6.50%
10 Years	rr_AverageAnnualReturnYear10	5.78%
(Dow Jones Target Date Funds �� Institutional) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.03%
5 Years	rr_AverageAnnualReturnYear05	(0.01%)
10 Years	rr_AverageAnnualReturnYear10	3.51%
(Dow Jones Target Date Funds �� Institutional) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.22%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.62%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.50%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	51
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	186
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	334
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	763
Annual Return 2002	rr_AnnualReturn2002	(13.76%)
Annual Return 2003	rr_AnnualReturn2003	20.01%
Annual Return 2004	rr_AnnualReturn2004	8.81%
Annual Return 2005	rr_AnnualReturn2005	4.87%
Annual Return 2006	rr_AnnualReturn2006	11.24%
Annual Return 2007	rr_AnnualReturn2007	7.55%
Annual Return 2008	rr_AnnualReturn2008	(21.92%)
Annual Return 2009	rr_AnnualReturn2009	19.65%
Annual Return 2010	rr_AnnualReturn2010	11.81%
Annual Return 2011	rr_AnnualReturn2011	1.63%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2012 is +5.37%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.37%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.48%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 3rd Quarter 2002
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.76%)
1 Year	rr_AverageAnnualReturnYear01	1.63%
5 Years	rr_AverageAnnualReturnYear05	2.69%
10 Years	rr_AverageAnnualReturnYear10	4.14%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun 30, 2004
(Dow Jones Target Date Funds �� Institutional) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Institutional Class | (after taxes on distributions)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.97%
5 Years	rr_AverageAnnualReturnYear05	1.77%
10 Years	rr_AverageAnnualReturnYear10	3.32%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun 30, 2004
(Dow Jones Target Date Funds �� Institutional) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.25%
5 Years	rr_AverageAnnualReturnYear05	1.85%
10 Years	rr_AverageAnnualReturnYear10	3.22%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun 30, 2004
(Dow Jones Target Date Funds �� Institutional) | (Wells Fargo Advantage Dow Jones Target 2025 Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2025 IndexSM.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-06-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 31% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	31.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2025 IndexSM.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2025 IndexSM. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2025 IndexSM. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2025 IndexSM by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2025 IndexSM, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2025 IndexSM. By the time the Fund reaches its target year in 2025, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 29, 2012, the Dow Jones Target 2025 IndexSM included equity, fixed income and money market securities in the weights of 57%, 39% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Risk Lose Money [Text]	rr_RiskLoseMoney	Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Institutional Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter:   2nd Quarter 2009   +15.09%

Lowest Quarter:    4th Quarter 2008   -14.28%

Year-to-date total return as of 3/31/2012 is +7.03%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(Dow Jones Target Date Funds �� Institutional) | (Wells Fargo Advantage Dow Jones Target 2025 Fund) | Dow Jones Global Target 2025 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.49%
Performance Since 6/29/2007	rr_AverageAnnualReturnSinceInception	1.19%
(Dow Jones Target Date Funds �� Institutional) | (Wells Fargo Advantage Dow Jones Target 2025 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.84%
Performance Since 6/29/2007	rr_AverageAnnualReturnSinceInception	7.01%
(Dow Jones Target Date Funds �� Institutional) | (Wells Fargo Advantage Dow Jones Target 2025 Fund) | Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.03%
Performance Since 6/29/2007	rr_AverageAnnualReturnSinceInception	(1.53%)
(Dow Jones Target Date Funds �� Institutional) | (Wells Fargo Advantage Dow Jones Target 2025 Fund) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.23%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.64%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.50%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	51
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	191
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	343
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	785
Annual Return 2008	rr_AnnualReturn2008	(26.70%)
Annual Return 2009	rr_AnnualReturn2009	23.80%
Annual Return 2010	rr_AnnualReturn2010	13.53%
Annual Return 2011	rr_AnnualReturn2011	0.23%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2012 is +7.03%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.03%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.09%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.28%)
1 Year	rr_AverageAnnualReturnYear01	0.23%
Performance Since 6/29/2007	rr_AverageAnnualReturnSinceInception	0.80%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007
(Dow Jones Target Date Funds �� Institutional) | (Wells Fargo Advantage Dow Jones Target 2025 Fund) | Institutional Class | (after taxes on distributions)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.83%)
Performance Since 6/29/2007	rr_AverageAnnualReturnSinceInception	0.08%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007
(Dow Jones Target Date Funds �� Institutional) | (Wells Fargo Advantage Dow Jones Target 2025 Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.65%
Performance Since 6/29/2007	rr_AverageAnnualReturnSinceInception	0.36%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007
(Dow Jones Target Date Funds �� Institutional) | (Wells Fargo Advantage Dow Jones Target 2030 Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2030 IndexSM.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-06-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 26% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	26.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2030 IndexSM.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2030 IndexSM. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2030 IndexSM. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2030 IndexSM by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2030 IndexSM, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2030 IndexSM. By the time the Fund reaches its target year in 2030, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 29, 2012, the Dow Jones Target 2030 IndexSM included equity, fixed income and money market securities in the weights of 70%, 26% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Risk Lose Money [Text]	rr_RiskLoseMoney	Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Institutional Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter:   2nd Quarter 2009   +17.78%

Lowest Quarter:    4th Quarter 2008   -17.37%

Year-to-date total return as of 3/31/2012 is +8.53%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(Dow Jones Target Date Funds �� Institutional) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Dow Jones Global Target 2030 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.20%)
5 Years	rr_AverageAnnualReturnYear05	1.75%
10 Years	rr_AverageAnnualReturnYear10	6.37%
(Dow Jones Target Date Funds �� Institutional) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.84%
5 Years	rr_AverageAnnualReturnYear05	6.50%
10 Years	rr_AverageAnnualReturnYear10	5.78%
(Dow Jones Target Date Funds �� Institutional) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.03%
5 Years	rr_AverageAnnualReturnYear05	(0.01%)
10 Years	rr_AverageAnnualReturnYear10	3.51%
(Dow Jones Target Date Funds �� Institutional) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.23%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.64%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.51%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	52
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	192
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	344
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	786
Annual Return 2002	rr_AnnualReturn2002	(16.69%)
Annual Return 2003	rr_AnnualReturn2003	23.75%
Annual Return 2004	rr_AnnualReturn2004	10.38%
Annual Return 2005	rr_AnnualReturn2005	5.71%
Annual Return 2006	rr_AnnualReturn2006	13.33%
Annual Return 2007	rr_AnnualReturn2007	7.84%
Annual Return 2008	rr_AnnualReturn2008	(31.38%)
Annual Return 2009	rr_AnnualReturn2009	27.99%
Annual Return 2010	rr_AnnualReturn2010	15.00%
Annual Return 2011	rr_AnnualReturn2011	(1.37%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2012 is +8.53%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.53%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.78%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.37%)
1 Year	rr_AverageAnnualReturnYear01	(1.37%)
5 Years	rr_AverageAnnualReturnYear05	1.44%
10 Years	rr_AverageAnnualReturnYear10	3.89%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun 30, 2004
(Dow Jones Target Date Funds �� Institutional) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Institutional Class | (after taxes on distributions)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.12%)
5 Years	rr_AverageAnnualReturnYear05	0.69%
10 Years	rr_AverageAnnualReturnYear10	3.04%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun 30, 2004
(Dow Jones Target Date Funds �� Institutional) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.54%)
5 Years	rr_AverageAnnualReturnYear05	0.92%
10 Years	rr_AverageAnnualReturnYear10	3.04%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun 30, 2004
(Dow Jones Target Date Funds �� Institutional) | (Wells Fargo Advantage Dow Jones Target 2035 Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2035 IndexSM.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-06-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 22% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	22.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2035 IndexSM.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2035 IndexSM. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2035 IndexSM. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2035 IndexSM by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2035 IndexSM, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2035 IndexSM. By the time the Fund reaches its target year in 2035, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 29, 2012, the Dow Jones Target 2035 IndexSM included equity, fixed income and money market securities in the weights of 80%, 16% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Risk Lose Money [Text]	rr_RiskLoseMoney	Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Institutional Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter:   2nd Quarter 2009   +19.62%

Lowest Quarter:    4th Quarter 2008   -19.41%

Year-to-date total return as of 3/31/2012 is +9.87%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(Dow Jones Target Date Funds �� Institutional) | (Wells Fargo Advantage Dow Jones Target 2035 Fund) | Dow Jones Global Target 2035 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.62%)
Performance Since 6/29/2007	rr_AverageAnnualReturnSinceInception	(0.50%)
(Dow Jones Target Date Funds �� Institutional) | (Wells Fargo Advantage Dow Jones Target 2035 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.84%
Performance Since 6/29/2007	rr_AverageAnnualReturnSinceInception	7.01%
(Dow Jones Target Date Funds �� Institutional) | (Wells Fargo Advantage Dow Jones Target 2035 Fund) | Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.03%
Performance Since 6/29/2007	rr_AverageAnnualReturnSinceInception	(1.53%)
(Dow Jones Target Date Funds �� Institutional) | (Wells Fargo Advantage Dow Jones Target 2035 Fund) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.24%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.66%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.52%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	53
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	197
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	354
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	809
Annual Return 2008	rr_AnnualReturn2008	(34.05%)
Annual Return 2009	rr_AnnualReturn2009	31.51%
Annual Return 2010	rr_AnnualReturn2010	16.09%
Annual Return 2011	rr_AnnualReturn2011	(2.76%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2012 is +9.87%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	9.87%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.62%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.41%)
1 Year	rr_AverageAnnualReturnYear01	(2.76%)
Performance Since 6/29/2007	rr_AverageAnnualReturnSinceInception	(0.69%)
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007
(Dow Jones Target Date Funds �� Institutional) | (Wells Fargo Advantage Dow Jones Target 2035 Fund) | Institutional Class | (after taxes on distributions)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.42%)
Performance Since 6/29/2007	rr_AverageAnnualReturnSinceInception	(1.20%)
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007
(Dow Jones Target Date Funds �� Institutional) | (Wells Fargo Advantage Dow Jones Target 2035 Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.41%)
Performance Since 6/29/2007	rr_AverageAnnualReturnSinceInception	(0.76%)
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007
(Dow Jones Target Date Funds �� Institutional) | (Wells Fargo Advantage Dow Jones Target 2040 Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2040 IndexSM.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-06-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 20% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	20.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2040 IndexSM.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2040 IndexSM. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2040 IndexSM. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2040 IndexSM by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2040 IndexSM, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2040 IndexSM. By the time the Fund reaches its target year in 2040, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 29, 2012, the Dow Jones Target 2040 IndexSM included equity, fixed income and money market securities in the weights of 87%, 9% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Risk Lose Money [Text]	rr_RiskLoseMoney	Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Institutional Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter:   2nd Quarter 2009   +20.73%

Lowest Quarter:    4th Quarter 2008   -20.84%

Year-to-date total return as of 3/31/2012 is +10.78%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(Dow Jones Target Date Funds �� Institutional) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Dow Jones Global Target 2040 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.59%)
5 Years	rr_AverageAnnualReturnYear05	0.93%
10 Years	rr_AverageAnnualReturnYear10	6.22%
(Dow Jones Target Date Funds �� Institutional) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.84%
5 Years	rr_AverageAnnualReturnYear05	6.50%
10 Years	rr_AverageAnnualReturnYear10	5.78%
(Dow Jones Target Date Funds �� Institutional) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.03%
5 Years	rr_AverageAnnualReturnYear05	(0.01%)
10 Years	rr_AverageAnnualReturnYear10	3.51%
(Dow Jones Target Date Funds �� Institutional) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.24%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.65%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.52%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	53
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	195
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	349
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	798
Annual Return 2002	rr_AnnualReturn2002	(19.77%)
Annual Return 2003	rr_AnnualReturn2003	27.49%
Annual Return 2004	rr_AnnualReturn2004	11.64%
Annual Return 2005	rr_AnnualReturn2005	6.55%
Annual Return 2006	rr_AnnualReturn2006	15.19%
Annual Return 2007	rr_AnnualReturn2007	7.98%
Annual Return 2008	rr_AnnualReturn2008	(36.06%)
Annual Return 2009	rr_AnnualReturn2009	33.03%
Annual Return 2010	rr_AnnualReturn2010	16.97%
Annual Return 2011	rr_AnnualReturn2011	(3.75%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2012 is +10.78%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	10.78%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.73%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.84%)
1 Year	rr_AverageAnnualReturnYear01	(3.75%)
5 Years	rr_AverageAnnualReturnYear05	0.67%
10 Years	rr_AverageAnnualReturnYear10	3.78%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun 30, 2004
(Dow Jones Target Date Funds �� Institutional) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Institutional Class | (after taxes on distributions)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.44%)
5 Years	rr_AverageAnnualReturnYear05	(0.12%)
10 Years	rr_AverageAnnualReturnYear10	3.11%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun 30, 2004
(Dow Jones Target Date Funds �� Institutional) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.01%)
5 Years	rr_AverageAnnualReturnYear05	0.29%
10 Years	rr_AverageAnnualReturnYear10	3.05%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun 30, 2004
(Dow Jones Target Date Funds �� Institutional) | (Wells Fargo Advantage Dow Jones Target 2045 Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2045 IndexSM.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-06-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 19% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	19.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2045 IndexSM.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2045 IndexSM. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2045 IndexSM. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2045 IndexSM by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2045 IndexSM, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2045 IndexSM. By the time the Fund reaches its target year in 2045, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 29, 2012, the Dow Jones Target 2045 IndexSM included equity, fixed income and money market securities in the weights of 90%, 6% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Risk Lose Money [Text]	rr_RiskLoseMoney	Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Institutional Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter:   2nd Quarter 2009   +20.64%

Lowest Quarter:    4th Quarter 2008   -20.41%

Year-to-date total return as of 3/31/2012 is +11.09%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(Dow Jones Target Date Funds �� Institutional) | (Wells Fargo Advantage Dow Jones Target 2045 Fund) | Dow Jones Global Target 2045 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.99%)
Performance Since 6/29/2007	rr_AverageAnnualReturnSinceInception	(0.94%)
(Dow Jones Target Date Funds �� Institutional) | (Wells Fargo Advantage Dow Jones Target 2045 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.84%
Performance Since 6/29/2007	rr_AverageAnnualReturnSinceInception	7.01%
(Dow Jones Target Date Funds �� Institutional) | (Wells Fargo Advantage Dow Jones Target 2045 Fund) | Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.03%
Performance Since 6/29/2007	rr_AverageAnnualReturnSinceInception	(1.53%)
(Dow Jones Target Date Funds �� Institutional) | (Wells Fargo Advantage Dow Jones Target 2045 Fund) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.67%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.52%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	53
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	199
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	358
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	820
Annual Return 2008	rr_AnnualReturn2008	(35.50%)
Annual Return 2009	rr_AnnualReturn2009	33.21%
Annual Return 2010	rr_AnnualReturn2010	17.07%
Annual Return 2011	rr_AnnualReturn2011	(4.06%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2012 is +11.09%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	11.09%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.64%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.41%)
1 Year	rr_AverageAnnualReturnYear01	(4.06%)
Performance Since 6/29/2007	rr_AverageAnnualReturnSinceInception	(1.06%)
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007
(Dow Jones Target Date Funds �� Institutional) | (Wells Fargo Advantage Dow Jones Target 2045 Fund) | Institutional Class | (after taxes on distributions)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.46%)
Performance Since 6/29/2007	rr_AverageAnnualReturnSinceInception	(1.49%)
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007
(Dow Jones Target Date Funds �� Institutional) | (Wells Fargo Advantage Dow Jones Target 2045 Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.41%)
Performance Since 6/29/2007	rr_AverageAnnualReturnSinceInception	(1.04%)
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007
(Dow Jones Target Date Funds �� Institutional) | (Wells Fargo Advantage Dow Jones Target 2050 Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2050 IndexSM.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-06-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 19% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	19.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2050 IndexSM.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2050 IndexSM. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2050 IndexSM. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2050 IndexSM by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2050 IndexSM, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2050 IndexSM. By the time the Fund reaches its target year in 2050, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 29, 2012, the Dow Jones Target 2050 IndexSM included equity, fixed income and money market securities in the weights of 90%, 6% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Risk Lose Money [Text]	rr_RiskLoseMoney	Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Institutional Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter:   2nd Quarter 2009   +20.91%

Lowest Quarter:    4th Quarter 2008   -20.62%

Year-to-date total return as of 3/31/2012 is +11.16%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(Dow Jones Target Date Funds �� Institutional) | (Wells Fargo Advantage Dow Jones Target 2050 Fund) | Dow Jones Global Target 2050 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.00%)
Performance Since 6/29/2007	rr_AverageAnnualReturnSinceInception	(0.95%)
(Dow Jones Target Date Funds �� Institutional) | (Wells Fargo Advantage Dow Jones Target 2050 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.84%
Performance Since 6/29/2007	rr_AverageAnnualReturnSinceInception	7.01%
(Dow Jones Target Date Funds �� Institutional) | (Wells Fargo Advantage Dow Jones Target 2050 Fund) | Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.03%
Performance Since 6/29/2007	rr_AverageAnnualReturnSinceInception	(1.53%)
(Dow Jones Target Date Funds �� Institutional) | (Wells Fargo Advantage Dow Jones Target 2050 Fund) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.24%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.66%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.52%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	53
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	197
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	354
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	809
Annual Return 2008	rr_AnnualReturn2008	(35.78%)
Annual Return 2009	rr_AnnualReturn2009	33.34%
Annual Return 2010	rr_AnnualReturn2010	17.25%
Annual Return 2011	rr_AnnualReturn2011	(4.07%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2012 is +11.16%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	11.16%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.91%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.62%)
1 Year	rr_AverageAnnualReturnYear01	(4.07%)
Performance Since 6/29/2007	rr_AverageAnnualReturnSinceInception	(1.10%)
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007
(Dow Jones Target Date Funds �� Institutional) | (Wells Fargo Advantage Dow Jones Target 2050 Fund) | Institutional Class | (after taxes on distributions)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.94%)
Performance Since 6/29/2007	rr_AverageAnnualReturnSinceInception	(1.72%)
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007
(Dow Jones Target Date Funds �� Institutional) | (Wells Fargo Advantage Dow Jones Target 2050 Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.09%)
Performance Since 6/29/2007	rr_AverageAnnualReturnSinceInception	(1.14%)
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007
[1]	Investments of $1 million or more are not subject to a front-end sales charge but will be subject to a deferred sales charge of 1.00% if redeemed within 18 months.
[2]	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
[3]	The Adviser has committed through June 30, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, including the underlying master portfolios' fees and expenses, and excluding certain other expenses at the amounts shown above. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.